            THE ONE GROUP-REGISTERED TRADEMARK-
                   FAMILY OF MUTUAL FUNDS

                ----------------------------------------------------------------
                          EQUITY FUNDS SEMI-ANNUAL REPORT

                           FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                    ASSET ALLOCATION FUND

                                                    INCOME EQUITY FUND

                                                    EQUITY INDEX FUND

                                                    LARGE COMPANY VALUE FUND

                                                    LARGE COMPANY GROWTH FUND

                                                    DISCIPLINED VALUE FUND

                                                    SMALL COMPANY GROWTH FUND

                                                    INTERNATIONAL EQUITY INDEX
                                                    FUND

                                           MAY LOSE VALUE
        NOT FDIC-INSURED                 NO BANK GUARANTEE

--------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995

Report From Your Investment Advisor...................................................          2
Schedules of Portfolio Investments....................................................          4
Statements of Assets and Liabilities..................................................         44
Statements of Operations..............................................................         46
Statements of Changes in Net Assets...................................................         48
Notes to Financial Statements.........................................................         51
Financial Highlights..................................................................         62

                                                                          1 ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995

A MESSAGE TO THE ONE GROUP SHAREHOLDERS
We are pleased to present this semiannual report for The One Group Family of Mutual Funds. As part of our continuing efforts to provide you with exceptional investment management and high-quality service and communication, this report provides an overview of the financial markets and your fund's performance for the period from July 1, 1995, to December 31, 1995.

A STELLAR YEAR FOR INVESTORS
Neither stock nor bond investors had much to complain about in 1995. Modest economic growth coupled with declining interest rates and steady inflation provided the backdrop for one of the most successful years in the history of the stock and bond markets.

We are pleased to report that The One Group equity and fixed-income funds generally provided attractive returns during the six-month period. In fact, most of our funds surpassed their average historical returns.

AN ABOUT-FACE IN THE BOND MARKET
Rebounding from a disastrous 1994, the bond market in 1995 generated returns that rivaled those of stocks. The 30-year Treasury bond, for example, generated returns of 34.15% for the year and 11.95% for the six months ended December 31, according to Ryan Labs Inc. Other fixed-income securities followed suit, posting returns that exceeded their historical averages.

The bond market rally began early in the year. As the economy slowed to a more sustainable growth level with minimal inflation, the Federal Reserve ended the series of interest rate increases it had implemented during 1994 and early 1995. Several months later, when it appeared that growth may have been slowing a bit too much, the Fed attempted to jump-start the sluggish economy by cutting interest rates twice--once in July and once in December. This action caused bond yields to fall and bond prices to rise.

The yield on the five-year Treasury fell from 7.83% on December 31, 1994, to 5.97% on June 30, 1995, and to 5.37% on December 31, 1995. The 30-year Treasury yield fell from 7.88% on December 31, 1994, to 6.62% on June 30, 1995, and to 5.95% on December 31, 1995.

TAX REFORM TALK TAMES MUNI MARKET
Municipal securities also rebounded nicely from 1994's poor showing, posting generally attractive returns. Despite such performance, though, returns on municipal investments fell far short of the returns enjoyed in the taxable bond and stock markets. With several tax-reform proposals on the table--including some that would eliminate or reduce the tax break on munis--the long-term attractiveness of this market remains in question. This caused many investors to take their investment dollars elsewhere during 1995.

MONEY MARKET RATES RETURN TO 'NORMAL'
The only fixed-income investors who may have been somewhat disappointed during 1995 were those invested in money market securities. After surpassing the average returns on both stock and bond mutual funds during 1994, money market fund performance returned to "normal" during 1995. However, this was due primarily to the phenomenal performance rebound in the equity and fixed-income markets and not to any dramatic mishap in the short-term fixed-income market. As is typical of a falling interest rate environment, yields on money market instruments fell slightly during the period.

EQUITIES SOAR TO RECORD HIGHS
In the 1995 stock market, bigger was better. Bolstered by modest economic growth and strong profits, large, multi-national companies offered the best returns. The Dow Jones Industrial Average, for example, soared to two milestone levels within nine months--4,000 in February and 5,000 in November. The S&P 500 Index also posted spectacular gains. For the six-month period ended December 31, 1995, the S&P 500 returned 14.44%, while for the year ended December 31, 1995 its performance reached 34.11%.

While they lagged their larger counterparts, small company stocks nevertheless posted historically attractive returns. As measured by the Russell 2000, small-company stocks returned 11.40% for the six-month period and 26.21% for the year ended December 31, 1995.

KEEPING PERFORMANCE IN PERSPECTIVE
While The One Group Funds participated in the market rallies during the past year, few of our funds outperformed their benchmark indexes. It is important to remember that the widely-publicized

----2

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1995
performance of market indexes typically is not indicative of the performance of specific mutual funds. Except for our designated "index" funds, the composition of The One Group Funds differs significantly from the broad-based market indexes.

On the equity side, for example, the S&P 500 is comprised primarily of stocks of large corporations with a bias toward growth-oriented issues. Most stock funds have holdings in medium- and small-company stocks, which did not experience the same level of results as their larger counterparts. Neither did value stocks, which, in general, underperformed their growth-oriented peers. Consequently, investors with exposure to various types of stocks should compare each component of their portfolio to the most-appropriate benchmark index.

On the fixed-income side, investors may choose from bonds with short-, intermediate- or long-term maturities with different degrees of quality and risk. When selecting an appropriate performance benchmark, all of these characteristics must be considered to obtain an accurate evaluation. During 1995, bond funds with greater duration, or interest-rate risk exposure, performed the best. The One Group fixed-income funds typically maintain a relatively conservative risk posture, which can make them less-sensitive to interest rate swings. While this may inhibit the funds' price appreciation when interest rates fall, it tends to protect against price depreciation when interest rates increase.

OUR THANKS TO YOU
Thank you for continuing to invest with The One Group Family of Mutual Funds. We appreciate your support and confidence as we strive to help you reach your financial goals.

Sincerely,

 [DAVID J. KUNDERT SIGNATURE]
David J. Kundert
PRESIDENT & CEO,
BANC ONE INVESTMENT ADVISORS CORPORATION

                                    [PHOTO]

                                                                          3 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
ASSET BACKED SECURITIES (2.7%):
    800,000  Advanta Mortgage Loan Trust, 7.60%,
               7/25/10..................................  $     821
    379,099  Honda Auto Receivables Grantor Trust,
               4.80%, 8/15/99...........................        376
    391,999  The Money Store Home Equity Trust, 6.80%,
               2/15/13..................................        397
                                                          ---------
  Total Asset Backed Securities                               1,594
                                                          ---------
COMMON STOCKS (40.6%):
Aircraft (1.1%):
      3,000  Boeing Co. ................................        235
      2,180  Lockheed Martin Corp. .....................        172
      1,400  United Technologies Corp. (c) .............        133
      4,500  ValuJet, Inc. (b) .........................        111
                                                          ---------
                                                                651
                                                          ---------
Aluminum (0.2%):
      3,800  Alumax, Inc. (b)(c) .......................        116
                                                          ---------
Banks (2.1%):
      4,020  BankAmerica Corp. (c) .....................        260
      3,400  Chemical Bank, Inc. (c) ...................        200
        900  Citicorp...................................         61
      4,310  First Chicago NBD Corp. (c)................        170
      2,100  First Union Corp. .........................        117
      4,900  KeyCorp....................................        178
      1,000  Mercantile Bancorp.........................         46
      2,790  NationsBank Corp. (c) .....................        194
                                                          ---------
                                                              1,226
                                                          ---------
Beverages (1.1%):
      1,800  Canandaigua Wine Co. (b) ..................         59
      4,630  Coca-Cola Co. .............................        344
      4,180  PepsiCo, Inc. (c) .........................        234
                                                          ---------
                                                                637
                                                          ---------
Broadcasting (0.1%):
        700  Capital Cities ABC, Inc. ..................         86
                                                          ---------
Business Equipment & Services (0.5%):
      4,010  Browning Ferris Industries, Inc. ..........        118
      4,400  Olsten Corp. (c) ..........................        174
                                                          ---------
                                                                292
                                                          ---------
Capital Equipment (0.7%):
      2,300  Applied Materials, Inc. (b) ...............         91
      6,520  Harnischfeger Industries, Inc. (c) ........        217
      5,700  Keystone International, Inc. ..............        114
                                                          ---------
                                                                422
                                                          ---------
Chemicals--Inorganic & Petroleum (1.5%):
      1,710  Dow Chemical Co. (c) ......................        120
      2,100  du Pont (EI) deNemours & Co. ..............        147
      2,700  Eastman Chemical Co. (c) ..................        169

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Chemicals--Inorganic & Petroleum, continued:

      2,800  IMC Global, Inc. ..........................  $     114
      3,900  Nalco Chemical Co. ........................        117
      5,100  Schulman A., Inc. .........................        115
      2,400  Sigma-Aldrich Corp. .......................        119
                                                          ---------
                                                                901
                                                          ---------
Computer--Main/Mini (0.9%):
      3,400  Hewlett Packard Co. .......................        285
      3,900  Silicon Graphics, Inc. (b)(c) .............        107
        900  Xerox Corp. ...............................        123
                                                          ---------
                                                                515
                                                          ---------
Computer--Micro (0.3%):
      4,300  Compaq Computer Corp. (b) .................        206
                                                          ---------
Computers--Peripheral (1.4%):
      1,500  Autodesk, Inc. ............................         51
      6,400  Intel Corp. ...............................        363
      3,850  Microsoft Corp. (b) .......................        338
      1,180  3Com Corp. (b) ............................         55
                                                          ---------
                                                                807
                                                          ---------
Computers--Software (0.5%):
      5,500  Novell, Inc. (b) ..........................         78
      2,500  Oracle Corp. (b) ..........................        106
      2,800  Sun Microsystems, Inc. (b) ................        128
                                                          ---------
                                                                312
                                                          ---------
Consumer Goods & Services (0.2%):
      5,600  Callaway Golf Co. (c) .....................        127
                                                          ---------
Containers (0.3%):
      5,400  Ball Corp. ................................        149
                                                          ---------
Cosmetic/Toiletry (0.4%):
      6,800  Maybelline, Inc. ..........................        247
                                                          ---------
Defense (0.3%):
      3,280  Raytheon Co. (c) ..........................        155
                                                          ---------
Diversified (0.4%):
      5,800  BW/LP Holdings, Inc. ......................         96
      3,400  Crane Co. .................................        125
                                                          ---------
                                                                221
                                                          ---------
Electrical Equipment (1.8%):
      2,800  EG&G, Inc. ................................         68
      7,980  General Electric Co. ......................        575
      1,700  Johnson Controls, Inc. ....................        117
      2,400  Premark International......................        122
      4,500  Tyco Labs, Inc. ...........................        160
                                                          ---------
                                                              1,042
                                                          ---------
Electronic Components (1.1%):
      1,800  Analog Devices, Inc. (b)(c) ...............         64

CONTINUED

----4

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Electronic Components, continued:

      3,350  International Business Machines ...........  $     307
      1,500  LSI Logic Corp. (b)(c) ....................         49
      2,580  Motorola, Inc. (c) ........................        147
      3,900  National Semiconductor Corp. (b) ..........         87
                                                          ---------
                                                                654
                                                          ---------
Environmental Services (0.2%):
      1,300  United Waste Systems, Inc. (b) ............         48
      4,100  Wellman, Inc. .............................         93
                                                          ---------
                                                                141
                                                          ---------
Food & Household Products (0.2%):
      3,200  Supervalu, Inc. ...........................        101
                                                          ---------
Forest/Paper Products (0.5%):
      2,300  Kimberly Clark Corp. (c) ..................        190
      2,000  Mead Corp. ................................        105
                                                          ---------
                                                                295
                                                          ---------
Furniture/Furnishings (0.3%):
      6,730  Newell Co. ................................        174
                                                          ---------
Healthcare--Drugs (1.9%):
      4,300  Abbott Laboratories........................        180
      4,060  Baxter International, Inc. (c) ............        170
      5,650  Merck & Co., Inc. (c) .....................        371
      3,800  Pfizer, Inc. ..............................        239
      2,200  Schering Plough (c)........................        120
                                                          ---------
                                                              1,080
                                                          ---------
Healthcare--General (1.6%):
      2,600  American Home Products Corp. (c) ..........        252
      3,580  Bristol Myers Squibb Co. ..................        307
      4,060  Johnson & Johnson (c)......................        348
                                                          ---------
                                                                907
                                                          ---------
Hospital Supply & Management (0.6%):
      4,100  Columbia/HCA Healthcare Corp. .............        208
      1,320  Medtronic, Inc. ...........................         74
      1,000  PacifiCare Health Systems--A (b)...........         87
                                                          ---------
                                                                369
                                                          ---------
Household--General Products (0.7%):
      2,260  American Greetings Corp.--Class A..........         62
      1,600  Dun & Bradstreet Corp. (c) ................        104
      2,600  Procter & Gamble Co. ......................        216
                                                          ---------
                                                                382
                                                          ---------
Insurance--General (0.5%):
      4,644  Allstate Corp. ............................        191
      2,500  Mid Ocean Limited..........................         93
                                                          ---------
                                                                284
                                                          ---------
 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Insurance--Life (0.1%):
      1,580  Providian Corp. ...........................  $      64
                                                          ---------
Insurance--Property/Casual (0.2%):
      1,600  MBIA, Inc. (c) ............................        120
                                                          ---------
Leisure Time Industries (0.8%):
      3,000  Carnival Cruise Lines......................         73
      3,500  Harley-Davidson, Inc. (c) .................        101
      3,000  Hasbro, Inc. ..............................         93
      3,430  Walt Disney Co. (c) .......................        202
                                                          ---------
                                                                469
                                                          ---------
Manufacturing--Capital Goods (0.2%):
      5,700  Mark IV Industries, Inc. ..................        113
                                                          ---------
Materials (0.2%):
      2,500  American Brands, Inc. .....................        112
                                                          ---------
Mining (0.3%):
      5,790  Cyprus Amax Minerals (c)...................        151
                                                          ---------
Motor Vehicles (1.0%):
      7,800  Ford Motor Co. ............................        226
      3,980  General Motors Corp. ......................        210
      4,900  Stewart & Stevenson Services, Inc. ........        124
                                                          ---------
                                                                560
                                                          ---------
Petroleum--Domestic (0.9%):
      3,100  Amoco Corp. ...............................        223
      1,210  Atlantic Richfield Co. ....................        134
      2,900  Tenneco, Inc. .............................        144
                                                          ---------
                                                                501
                                                          ---------
Petroleum--International (3.2%):
      1,800  Baker Hughes, Inc. ........................         44
      4,140  Chevron Corp. .............................        217
      1,400  Dresser Industries, Inc. ..................         34
      1,610  Enron Corp. ...............................         61
      7,090  Exxon Corp. ...............................        568
      2,300  Mobil Corp. ...............................        258
      3,200  Royal Dutch Petroleum (c)..................        452
      1,400  Schlumberger Limited (c)...................         97
      1,410  Texaco, Inc. (c) ..........................        111
                                                          ---------
                                                              1,842
                                                          ---------
Petroleum--Services (0.1%):
        790  Halliburton Co. ...........................         40
                                                          ---------
Pharmaceuticals (0.3%):
      1,200  Eli Lilly & Co. (c) .......................         68
      3,500  Pharmacia & UpJohn, Inc. (b)(c) ...........        136
                                                          ---------
                                                                204
                                                          ---------
Railroad (0.1%):
      1,000  Norfolk Southern Corp. ....................         79
                                                          ---------

CONTINUED

                                                                          5 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Restaurants (0.5%):
      4,660  Bob Evans Farms, Inc. .....................  $      89
      2,600  McDonald's Corp. ..........................        117
      5,000  Wendy's International, Inc. ...............        106
                                                          ---------
                                                                312
                                                          ---------
Retail (0.8%):
      5,500  Carson Pirie Scott & Co. (b) ..............        109
      1,200  Dayton Hudson Corp. .......................         90
      4,200  Dillard Department Stores..................        120
      4,900  Gymboree Corp. (b) ........................        101
      1,300  Unocal Corp. ..............................         38
                                                          ---------
                                                                458
                                                          ---------
Retail--Food Stores (0.2%):
      5,100  American Stores Co. .......................        136
                                                          ---------
Retail--General Merchandise (1.0%):
      3,100  Kroger Co. (b) ............................        116
      7,700  TJX Companies, Inc. .......................        145
     13,540  Wal-Mart Stores, Inc. (c) .................        303
                                                          ---------
                                                                564
                                                          ---------
Retail--Special Line (0.1%):
      4,700  Best Buy Co. (b) ..........................         76
                                                          ---------
Retail--Specialty (0.3%):
      5,990  Smith Food & Drug (c)......................        151
                                                          ---------
Securities & Commercial Brokers (1.4%):
      2,570  American Express Co. ......................        106
      2,320  Federal National Mortgage Assoc. ..........        288
      1,800  J.P. Morgan................................        144
      4,700  Mercury Finance Co. .......................         62
      2,800  Travelers Group, Inc. .....................        176
      2,100  Washington Mutual, Inc. ...................         61
                                                          ---------
                                                                837
                                                          ---------
Telecommunications--Services & Equipment (0.3%):
      2,100  Pacific Telesis Group (c)..................         71
      2,200  U.S. West, Inc. (c) .......................         79
                                                          ---------
                                                                150
                                                          ---------
Tobacco (1.5%):
      7,030  Phillip Morris Cos., Inc. .................        636
      2,750  RJR Nabisco Holdings Corp. ................         85
        160  Schweitzer Mauduit International (b)(c)....          4
      4,200  UST, Inc. .................................        140
                                                          ---------
                                                                865
                                                          ---------
Transportation (0.3%):
      4,400  American President Companies, Ltd. ........        101
      3,600  Ryder Systems, Inc. .......................         89
                                                          ---------
                                                                190
                                                          ---------
 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Trucking & Leasing (0.1%):
      2,800  TNT Freightways Corp. .....................  $      56
                                                          ---------
Utilities--Electric (1.9%):
      5,260  Central & South West Corp. (c) ............        147
      4,400  Consolidated Edison Co., Inc. (c) .........        141
      3,100  Entergy Corp. .............................         91
      3,900  General Public Utility Corp. ..............        133
      2,500  New England Electric System................         99
      2,700  New York State Electric & Gas..............         70
      2,300  Northern States Power Co. .................        113
      4,000  Texas Utilities Co. (c) ...................        165
      4,600  Unicom Corp. ..............................        151
                                                          ---------
                                                              1,110
                                                          ---------
Utilities--Telephone (3.4%):
     10,490  AT&T Corp. ................................        679
      1,260  Ameritech Corp. ...........................         74
      1,400  Bell Atlantic Corp. (c) ...................         94
      1,800  BellSouth Corp. ...........................         78
      7,410  GTE Corp. .................................        326
      3,520  Nynex Corp. ...............................        190
      4,390  SBC Communications, Inc. ..................        252
      6,420  Sprint Corp. ..............................        256
                                                          ---------
                                                              1,949
                                                          ---------
  Total Common Stocks                                        23,608
                                                          ---------
CORPORATE BONDS (8.5%):
Financial Services (3.2%):
    500,000  Ford Motor Credit Corp., 8.38%,
               1/15/00..................................        542
    500,000  John Deere Capital Corp., 4.63%, 9/2/96....        497
    250,000  Lehman Brothers Holdings, 6.38%, 6/1/98....        251
    500,000  Lehman Brothers, Inc., 9.88%, 10/15/00.....        572
                                                          ---------
                                                              1,862
                                                          ---------
Industrial Goods & Services (1.7%):
    500,000  Campbell Soup, 5.63%, 9/15/03..............        492
    500,000  J C Penney & Co., 5.38%, 11/15/98..........        495
                                                          ---------
                                                                987
                                                          ---------
Railroads (0.9%):
    500,000  Union Pacific, 7.60%, 5/1/05...............        550
                                                          ---------
Telecommunications (1.8%):
    500,000  AT&T Corp., 6.00%, 8/1/00..................        500
    500,000  AT&T Corp., 6.75%, 4/1/04 (c)..............        524
                                                          ---------
                                                              1,024
                                                          ---------
Utilities--Electric (0.9%):
    500,000  Virginia Electric & Power, 6.63%, 4/1/03...        517
                                                          ---------
  Total Corporate Bonds                                       4,940
                                                          ---------

CONTINUED

----6

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
MEDIUM TERM NOTES (3.4%):
Business Services (3.4%):
  1,000,000  Federal National Mortgage Assoc., 5.55%,
               9/8/98...................................  $     998
  1,000,000  Federal National Mortgage Assoc., 5.53%,
               2/10/99..................................        998
                                                          ---------
  Total Medium Term Notes                                     1,996
                                                          ---------
U.S. GOVERNMENT AGENCIES (6.7%):
Federal Home Loan Mortgage Corp.:
    293,193  10.00%, 9/1/03.............................        309
    346,057  8.00%, 3/1/08..............................        358
    338,029  10.50%, 10/1/20............................        368
Federal National Conventional Loan:
    507,642  8.00%, 6/1/24..............................        526
    896,544  8.00%, 6/1/24..............................        929
Government National Sinking Fund:
  1,374,212  8.00%, 8/15/24.............................      1,431
                                                          ---------
  Total U.S. Government Agencies                              3,921
                                                          ---------
U.S. TREASURY BILLS (0.4%):
     40,000  2/29/96....................................         39
    160,000  1/11/96....................................        160
     15,000  3/7/96.....................................         15
                                                          ---------
  Total U.S. Treasury Bills                                     214
                                                          ---------

 SHARES OR
 PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                     DESCRIPTION                    VALUE
-----------  -------------------------------------------  ---------
U.S. TREASURY BONDS (6.3%):
  2,900,000  8.13%, 8/15/19 (c).........................  $   3,645
                                                          ---------
  Total U.S. Treasury Bonds                                   3,645
                                                          ---------
U.S. TREASURY NOTES (10.7%):
    700,000  5.13%, 3/31/98 (c).........................        699
  1,500,000  7.00%, 4/15/99.............................      1,576
  1,750,000  6.38%, 1/15/00 (c).........................      1,815
  2,050,000  6.25%, 2/15/03 (c).........................      2,139
                                                          ---------
  Total U.S. Treasury Notes                                   6,229
                                                          ---------
REPURCHASE AGREEMENT (20.4%):
 11,835,000  Lehman Brothers 5.96%, 01/02/96
               (collateralized by 12,123,000 Federal
               National Mortgage Assoc., 0.00%,
               1/22/96-2/2/96, market value--
               $12,074).................................     11,835
                                                          ---------
  Total Repurchase Agreement                                 11,835
                                                          ---------
  Total (Cost--$53,437)(a)                                $  57,982
                                                          ---------
                                                          ---------

------------

Percentages indicated are based on net assets of $58,146.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in exces federal income tax reporting of approximately $39. Cost for federal tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................................  $   4,913
Unrealized depreciation.....................................................       (407)
                                                                              ---------
Net unrealized appreciation.................................................  $   4,506
                                                                              ---------
                                                                              ---------

      (b)  Represents non-income producing securities.

      (c)  A portion of this security was loaned as of December 31, 1995.

At December 31, 1995, the Fund's open futures contracts were as follows:

                                                                           OPENING
 NUMBER OF                                                                POSITIONS     MARKET
 CONTRACTS                         CONTRACT TYPE                            (000)     VALUE (000)
-----------  ----------------------------------------------------------  -----------  -----------
    18       S&P 500 March 1996........................................   $   5,626    $   5,566

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          7 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
COMMON STOCKS (83.6%):
Airlines (2.2%):
    60,000  Boeing Co. ................................  $   4,702
                                                         ---------
Banking (4.3%):
    76,754  BankAmerica Corp. (c) .....................      4,970
    53,000  J.P. Morgan & Co., Inc. (c) ...............      4,253
                                                         ---------
                                                             9,223
                                                         ---------
Beverages (2.1%):
    60,000  Coca Cola Co. .............................      4,455
                                                         ---------
Business Equipment & Services (7.7%):
    65,000  Browning Ferris Industries, Inc. (c) ......      1,918
    90,000  Dun & Bradstreet Corp. (c) ................      5,827
   115,000  National Service Industries, Inc. .........      3,723
    35,000  Xerox Corp. ...............................      4,795
                                                         ---------
                                                            16,263
                                                         ---------
Chemicals--Petroleum & Inorganic (3.7%):
    65,000  ARCO Chemical Co. .........................      3,161
    68,000  Dow Chemical Co. ..........................      4,785
                                                         ---------
                                                             7,946
                                                         ---------
Chemicals--Specialty (1.9%):
   135,000  Nalco Chemical Co. ........................      4,067
                                                         ---------
Cosmetics/Toiletry (1.8%):
    80,000  International Flavors & Fragrances, Inc. ..      3,840
                                                         ---------
Food & Related (5.4%):
    90,000  Campbell Soup Co. .........................      5,400
   146,418  ConAgra, Inc. .............................      6,040
                                                         ---------
                                                            11,440
                                                         ---------
Health Care--Drugs (2.2%):
   110,000  Baxter International, Inc. (c) ............      4,606
                                                         ---------
Health Care--General (7.7%):
    55,000  American Home Products Corp. ..............      5,335
    70,000  Bristol-Myers Squibb Co. (c) ..............      6,011
    50,000  Warner - Lambert Co. ......................      4,856
                                                         ---------
                                                            16,202
                                                         ---------
Household--General Products (1.4%):
   125,000  Jostens, Inc. .............................      3,031
                                                         ---------
Household--Major Appliances (2.1%):
   100,000  Briggs & Stratton Corp. (c) ...............      4,338
                                                         ---------
Insurance--Life (2.1%):
    60,000  Transamerica Corp. ........................      4,373
                                                         ---------
Insurance--Property/Casualty (4.5%):
    83,433  Allstate Corp. ............................      3,431

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Insurance--Property/Casualty, continued:
   115,000  Lincoln National Corp. (c) ................  $   6,181
                                                         ---------
                                                             9,612
                                                         ---------
Multiple Industry (1.2%):
    80,000  Corning, Inc. (c) .........................      2,560
                                                         ---------
Petroleum--Domestic (3.4%):
    70,000  Amoco Corp. ...............................      5,031
    20,000  Atlantic Richfield Co. ....................      2,215
                                                         ---------
                                                             7,246
                                                         ---------
Petroleum--International (7.2%):
    65,000  Exxon Corp. (c) ...........................      5,208
    45,000  Mobil Corp. ...............................      5,040
    35,000  Royal Dutch Petroleum (c)..................      4,939
                                                         ---------
                                                            15,187
                                                         ---------
Petroleum Services (2.0%):
    85,000  Halliburton Co. (c) .......................      4,303
                                                         ---------
Photography Equipment (2.4%):
    75,000  Eastman Kodak Co. .........................      5,025
                                                         ---------
Publishing (2.7%):
    65,000  McGraw-Hill Cos., Inc. ....................      5,663
                                                         ---------
Retail--General Merchandise (1.7%):
    90,000  Sears Roebuck & Co. .......................      3,510
                                                         ---------
Securtities & Commercial Broker (2.4%):
   125,000  American Express Co. ......................      5,172
                                                         ---------
Tobacco (2.8%):
    65,000  Phillip Morris Cos., Inc. .................      5,883
                                                         ---------
Utilities--Electric (3.1%):
   133,000  Central & South West Corp. ................      3,707
    60,000  Duke Power Co. (c) ........................      2,843
                                                         ---------
                                                             6,550
                                                         ---------
Utilities--Telephone (5.5%):
    90,000  AT&T.......................................      5,828
   100,000  SBC Communications Inc. ...................      5,750
                                                         ---------
                                                            11,578
                                                         ---------
  Total Common Stocks                                      176,775
                                                         ---------
CORPORATE BONDS (1.8%):
Health Care (0.5%):
 1,000,000  Medical Care International, 6.75%,
              10/1/06..................................      1,005
                                                         ---------
Industrial Goods & Services (1.3%):
 2,750,000  Masco Corp., 5.25%, 2/15/12 (c)............      2,681
                                                         ---------
  Total Corporate Bonds                                      3,686
                                                         ---------

CONTINUED

----8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
PREFERED STOCKS (CONVERTIBLE)(11.4%):
Business Equipment & Services (1.3%):
 2,750,000  Browning Ferris Industries, Inc. ..........  $   2,733
                                                         ---------
Financial Services (1.2%):
    25,000  Salomon, Inc. .............................      2,519
                                                         ---------
Industrial Goods & Services (3.3%):
    40,000  Cyprus Amax Minerals Co. ..................      2,380
    80,000  Sonoco Products............................      4,570
                                                         ---------
                                                             6,950
                                                         ---------
Motor Vechicles (2.4%):
    70,000  General Motors Corp., Class E..............      5,127
                                                         ---------
Multiple Industry (1.2%):
    50,000  Corning Delaware...........................      2,519
                                                         ---------
Utilities-Electric (2.0%):
    70,000  Westinghouse Electric......................      1,094
    95,000  WPS Resources..............................      3,230
                                                         ---------
                                                             4,324
                                                         ---------
  Total Preferred Stock                                     24,172
                                                         ---------
INVESTMENT COMPANIES (1.2%):
 2,510,843  Aquila Churchill Cash Reserves Money
              Market...................................      2,511
                                                         ---------
  Total Investment Companies                                 2,511
                                                         ---------
  Total Investments, at value                              207,144
                                                         ---------
REPURCHASE AGREEMENT (2.0%):
 4,340,000  Lehman Brothers, 5.96%, 1/2/96
              (collateralized by 4,445,000 Federal
              National Mortgage Assoc., 0.00%, 1/22/96,
              market value--$4,428)....................      4,340
                                                         ---------
  Total Repurchase Agreement                                 4,340
                                                         ---------
  Total (Cost--$149,839)(a)                              $ 211,484
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $211,799.

      (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  62,473
Unrealized depreciation....................................................       (828)
                                                                             ---------
Net unrealized appreciation................................................  $  61,645
                                                                             ---------
                                                                             ---------

      (c)  A portion of this security was loaned as of December 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          9 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
COMMON STOCKS (96.2%):
Aircraft (1.4%):
    19,249  Boeing Co. ................................  $   1,509
    11,298  Lockheed Martin Corp. .....................        893
     6,329  McDonnell Douglas Corp.....................        582
     2,828  Northrop Grumman Corp. ....................        181
     6,928  United Technologies Corp. (c) .............        657
                                                         ---------
                                                             3,822
                                                         ---------
Air Transport (0.4%):
     4,300  AMR Corp. (b)(c) ..........................        319
     3,028  Delta Air Lines, Inc. .....................        224
     3,228  Federal Express Corp. (b) .................        238
     8,300  Southwest Airlines Co. ....................        193
     2,843  U.S. Air Group (b).........................         38
                                                         ---------
                                                             1,012
                                                         ---------
Aluminum (0.4%):
    12,542  Alcan Aluminum Ltd. .......................        390
     9,972  Aluminum Co. of America....................        527
     3,414  Reynolds Metals Co. .......................        193
                                                         ---------
                                                             1,110
                                                         ---------
Apparel (0.5%):
       871  Brown Group, Inc. .........................         12
     4,300  Fruit of The Loom (b)......................        105
     4,486  Liz Claiborne, Inc. (c) ...................        124
     8,200  Nike, Inc. ................................        571
     4,671  Reebok International, Ltd. ................        132
     2,257  Russell Corp. .............................         63
     2,942  Stride Rite Corp. .........................         22
     3,614  V.F. Corp. ................................        191
                                                         ---------
                                                             1,220
                                                         ---------
Banks (6.4%):
    22,512  Banc One Corp. ............................        850
     5,971  Bank of Boston Corp. ......................        276
    11,200  Bank of New York Co., Inc. ................        546
    21,224  BankAmerica Corp. (c) .....................      1,374
     4,586  Bankers Trust New York Corp. ..............        305
     5,514  Barnett Banks, Inc. .......................        325
     6,886  Boatmens Bancshares, Inc. .................        281
     9,828  Chase Manhattan Corp. .....................        596
    14,284  Chemical Banking Corp. (c) ................        839
    23,742  Citicorp...................................      1,597
     6,400  Comerica, Inc. ............................        257
     8,256  Corestates Financial Corp. ................        313
     7,600  First Bank System, Inc. ...................        377
    17,895  First Chicago Corp. .......................        707
     4,714  First Fidelity Bancorp.....................        355
     4,414  First Interstate Bancorp...................        603
     9,657  First Union Corp. (c) .....................        537
    14,275  Fleet Financial Group, Inc. (c) ...........        582
    10,843  J.P. Morgan & Co., Inc. (c) ...............        870
    12,800  Keycorp....................................        464
     8,350  MBNA Corp. ................................        308

  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Banks, continued:
     8,192  Mellon Bank Corp. .........................  $     440
     8,500  National City Corp. (c) ...................        282
    15,477  Nationsbank Corp. (c) .....................      1,078
    19,756  Norwest Corp. .............................        652
    13,142  PNC Financial Corp. (c) ...................        424
     2,900  Republic New York Corp. ...................        180
     6,528  Suntrust Banks, Inc. ......................        447
     5,621  U.S. Bancorp (c)...........................        189
     9,700  Wachovia Corp. ............................        444
     2,678  Wells Fargo & Co. .........................        578
                                                         ---------
                                                            17,076
                                                         ---------
Beverages (3.6%):
    14,614  Anheuser Busch Cos., Inc. .................        977
     3,892  Brown-Forman Corp., Class B................        142
    70,240  Coca Cola Co. .............................      5,215
     2,143  Coors Adolph Co., Class B..................         47
    44,347  PepsiCo., Inc. ............................      2,478
    21,084  Seagram Co., Ltd (c).......................        730
                                                         ---------
                                                             9,589
                                                         ---------
Broadcasting (1.1%):
     8,890  Capital Cities ABC, Inc. ..................      1,097
    13,650  Comcast Corp. Special......................        248
    36,714  Tele Communications, Inc. .................        730
    20,307  Viacom, Class B (b)(c).....................        962
                                                         ---------
                                                             3,037
                                                         ---------
Business Equipment & Services (1.8%):
     5,856  Block, H & R, Inc. ........................        237
    11,985  Browning Ferris Industries, Inc. ..........        354
     5,671  Canadian Moore Corp., Ltd. ................        106
     3,657  Ceridian Corp. (b) ........................        151
     4,686  Deluxe Corp. ..............................        136
     9,072  Donnelley, R.R. & Sons, Co. ...............        357
     9,591  Dun & Bradstreet Corp. (c) ................        621
         5  Emcor Group, Inc., Series Z (b)............          0
    12,300  First Data Corp. (c) ......................        823
     1,828  Harland, John H. Co. ......................         38
     4,300  Interpublic Group of Cos., Inc. ...........        187
    16,500  Laidlaw, Inc. .............................        169
     2,828  National Service Industries, Inc. .........         92
     2,543  Ogden Corp. ...............................         54
     9,072  Pitney-Bowes, Inc. ........................        426
     4,400  Ryder Systems, Inc. .......................        109
     3,271  Safety Kleen Corp. ........................         51
     5,464  Service Corp. International................        240
    27,228  WMX Technologies, Inc. ....................        813
                                                         ---------
                                                             4,964
                                                         ---------
Capital Equipment (0.9%):
    11,514  Caterpillar, Inc. .........................        676
     1,857  Cincinnati Milacron, Inc. .................         49
     2,272  Cummins Engine, Inc. ......................         84

CONTINUED

----10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Capital Equipment, continued:
     4,686  Fluor Corp. ...............................  $     309
     1,957  Foster Wheeler Corp. ......................         83
     2,742  General Signal Corp. ......................         89
     1,884  Giddings & Lewis, Inc. ....................         31
     2,528  Harnischfeger Industries, Inc. (c) ........         84
     6,356  Illinois Tool Works, Inc. .................        375
     5,842  Ingersoll Rand Co. ........................        205
     2,145  PACCAR, Inc. ..............................         90
     4,129  Parker-Hannifin Corp. .....................        141
     1,774  Schweitzer Mauduit International...........         41
     2,343  Snap-On, Inc. .............................        106
     1,871  Timken Co. ................................         72
     1,657  TRINOVA Corp. .............................         47
                                                         ---------
                                                             2,482
                                                         ---------
Chemicals--Petroleum & Inorganic (2.0%):
    14,671  Dow Chemical Co. ..........................      1,032
    31,070  du Pont (E.I.) deNemours & Co. ............      2,171
     1,371  Goodrich B.F. Co. .........................         93
     5,286  Grace W.R. & Co. ..........................        313
     6,284  Hercules, Inc. ............................        354
     6,428  Monsanto Co. ..............................        787
     3,896  Rohm & Haas Co. ...........................        251
     7,828  Union Carbide Corp. .......................        294
                                                         ---------
                                                             5,295
                                                         ---------
Chemicals--Specialty (0.9%):
     6,456  Air Products & Chemicals, Inc. ............        341
     3,214  Avery Dennison Corp. ......................        161
     4,649  Eastman Chemical Co. (c) ..................        291
     3,542  Ecolab, Inc. (c) ..........................        106
     8,257  Engelhard Corp. ...........................        180
     4,000  Great Lakes Chemical Corp. ................        288
     8,384  Morton International, Inc. ................        301
     3,900  Nalco Chemical Co. ........................        117
     6,508  Pall Corp. ................................        175
     7,628  Praxair, Inc. .............................        256
     2,700  Sigma-Aldrich..............................        134
                                                         ---------
                                                             2,350
                                                         ---------
Coal (0.0%):
     2,243  Pittston Co. ..............................         70
                                                         ---------
Communications Equipment (0.8%):
    27,742  Airtouch Communications, Inc. (b) .........        784
     2,081  Andrew Corp. (b) ..........................         80
     6,228  DSC Communications Corp. (b) ..............        230
     2,157  Harris Corp. ..............................        118
    14,357  Northern Telecom, Ltd. ....................        617
     4,270  Scientific-Atlanta, Inc. ..................         64
     5,000  Tellabs, Inc. (b) .........................        185
                                                         ---------
                                                             2,078
                                                         ---------
Computers--Main/Mini (3.0%):
     9,000  3 Com Corp. (b) ...........................        420
  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Computers--Main/Mini, continued:
     6,443  Amdahl Corp. (b) ..........................  $      55
     1,371  Cray Research, Inc. (b) ...................         34
     1,571  Data General Corp. (b) ....................         22
     8,377  Digital Equipment Corp. (b) ...............        537
    29,014  Hewlett Packard Co. .......................      2,430
     7,100  Honeywell, Inc. ...........................        345
    32,156  International Business Machines Corp. .....      2,950
     9,100  Silicon Graphics, Inc. (b)(c) .............        250
     6,457  Tandem Computers, Inc. (b) ................         69
     9,414  Unisys Corp. (b) ..........................         53
     5,871  Xerox Corp. ...............................        804
                                                         ---------
                                                             7,969
                                                         ---------
Computers--Micro (0.5%):
     6,643  Apple Computer, Inc. ......................        212
    14,858  Compaq Computer Corp. (b) .................        713
    10,600  Sun Microsystems, Inc. (b) ................        484
                                                         ---------
                                                             1,409
                                                         ---------
Computers--Peripheral (2.3%):
     2,742  Autodesk, Inc. ............................         94
    15,300  Cisco Systems, Inc. (b) ...................      1,142
    13,885  Computer Assoc., International, Inc. ......        790
     2,528  Intergraph Corp. (b) ......................         40
    33,000  Microsoft Corp. (b) .......................      2,896
    20,800  Novell, Inc. (b) ..........................        296
    24,692  Oracle Corp. (b) ..........................      1,046
                                                         ---------
                                                             6,304
                                                         ---------
Construction Materials (0.4%):
     4,714  Black & Decker Corp. ......................        166
     1,779  Crane Co. .................................         66
     2,543  Owens Corning Fiberglass Corp. (b) ........        114
    11,014  PPG Industries, Inc. ......................        504
     4,986  Sherwin-Williams Co. ......................        203
     2,386  Stanley Works..............................        123
                                                         ---------
                                                             1,176
                                                         ---------
Containers & Packaging (0.1%):
     1,643  Ball Corp. ................................         45
     3,014  Bemis, Inc. ...............................         77
     4,971  Crown Cork & Seal Co., Inc. (b) ...........        208
                                                         ---------
                                                               330
                                                         ---------
Cosmetics/Toiletry (0.7%):
     1,471  Alberto Culver Co., Class B................         51
     3,900  Avon Products, Inc. .......................        294
    24,800  Gillette Co. ..............................      1,293
     6,429  International Flavors & Fragrances, Inc. ..        309
                                                         ---------
                                                             1,947
                                                         ---------
Defense (0.7%):
     3,242  EG&G, Inc. ................................         79
     3,486  General Dynamics Corp. ....................        206
     9,728  Loral Corp. ...............................        344

CONTINUED

                                                                          11----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Defense, continued:
    14,156  Raytheon Co. (c) ..........................  $     669
    12,371  Rockwell International Corp. ..............        654
                                                         ---------
                                                             1,952
                                                         ---------
Electrical Equipment (3.4%):
     6,443  Cooper Industries, Inc. ...................        237
     6,328  Dover Corp. ...............................        233
    12,585  Emerson Electric Co. ......................      1,029
    93,468  General Electric Co. ......................      6,730
     3,028  Grainger W.W., Inc. .......................        201
     2,243  Johnson Controls, Inc. ....................        154
     8,656  Tyco Labs, Inc. ...........................        308
    21,971  Westinghouse Electric Corp. ...............        363
                                                         ---------
                                                             9,255
                                                         ---------
Electronic Components (2.7%):
     5,978  Advanced Micro Devices, Inc. (b) ..........         99
    11,818  AMP, Inc. .................................        454
     9,900  Applied Materials, Inc. (b) ...............        390
     4,100  Cabletron Systems..........................        332
    46,384  Intel Corp. ...............................      2,632
    11,500  Micron Technology, Inc. (c) ...............        456
    33,256  Motorola, Inc. (c) ........................      1,896
     6,771  National Semiconductor Corp. (b) ..........        151
     2,357  Raychem Corp. .............................        134
    10,588  Texas Instruments, Inc. ...................        548
       971  Thomas & Betts Corp. ......................         72
                                                         ---------
                                                             7,164
                                                         ---------
Electronic Instruments (0.1%):
     2,357  Perkin-Elmer Corp. ........................         89
     1,828  Tektronix, Inc. (c) .......................         90
                                                         ---------
                                                               179
                                                         ---------
Farm Machinery (0.2%):
    14,400  Deere & Co. ...............................        508
     4,341  Navistar International Corp. (b) ..........         46
     2,424  Varity Corp. (b) ..........................         90
                                                         ---------
                                                               644
                                                         ---------
Finance Companies (0.2%):
     3,014  Beneficial Corp. ..........................        141
     5,386  Household International, Inc. .............        318
                                                         ---------
                                                               459
                                                         ---------
Food & Related (3.3%):
    30,552  Archer Daniels Midland Co. ................        550
    14,256  Campbell Soup Co. .........................        855
    14,135  ConAgra, Inc. .............................        583
     8,400  CPC International, Inc. ...................        576
     2,057  Fleming Cos., Inc. ........................         42
     9,071  General Mills, Inc. .......................        524
    20,613  Heinz H.J. Co. ............................        683
     4,171  Hershey Foods Corp. .......................        271
    12,356  Kellogg Co. ...............................        955
  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  --------

COMMON STOCKS, CONTINUED:
Food & Related, continued:
     5,000  Pioneer Hi-Bred International, Inc. (c) ...  $     278
     7,500  Quaker Oats Co. ...........................        259
     5,643  Ralston Purina Co. ........................        352
    26,970  Sara Lee Corp. ............................        860
     4,100  Supervalu, Inc. ...........................        129
    10,342  Sysco Corp. ...............................        336
     9,171  Unilever N.V. .............................      1,291
     6,529  Wrigley (Wm) Jr. Co. ......................        343
                                                         ---------
                                                             8,887
                                                         ---------
Forest/Paper Products (1.6%):
     2,785  Boise Cascade Corp. .......................         96
     5,271  Champion International Corp. ..............        221
     2,357  Federal Paper Board, Inc. .................        122
     5,186  Georgia Pacific Corp. .....................        356
    14,086  International Paper Co. ...................        534
     4,686  James River Corp. of Virginia..............        113
    15,824  Kimberly Clark Corp. (c) ..................      1,309
     6,186  Louisiana-Pacific Corp. ...................        150
     3,314  Mead Corp. ................................        173
     1,657  Potlatch Corp. ............................         66
     5,000  Stone Container Corp. .....................         72
     3,271  Temple-Inland, Inc. (c) ...................        144
     3,957  Union Camp Corp. ..........................        188
     5,735  Westvaco Corp. ............................        159
    11,528  Weyerhaeuser Co. (c) ......................        499
     3,200  Williamette Industries, Inc. ..............        180
                                                         ---------
                                                             4,382
                                                         ---------
Furniture/Furnishings (0.2%):
     2,057  Armstrong World Industries, Inc. ..........        128
     8,800  Masco Corp. ...............................        276
     9,028  Newell Cos., Inc. .........................        234
                                                         ---------
                                                               638
                                                         ---------
Gold/Precious Metals (0.4%):
    19,800  Barrick Gold Corp. (c) ....................        522
     6,386  Echo Bay Mines Ltd. .......................         66
     7,757  Homestake Mining Co. ......................        121
    13,516  Placer Dome, Inc. .........................        326
                                                         ---------
                                                             1,035
                                                         ---------
Health Care--Drugs (5.4%):
    44,780  Abbott Laboratories........................      1,870
     3,600  Allergan, Inc. ............................        117
     4,614  Alza Corp. (b) (c) ........................        114
    15,100  Amgen, Inc. (b) ...........................        897
    15,599  Baxter International, Inc. ................        653
    31,170  Lilly Eli & Co. ...........................      1,753
    69,668  Merck & Co., Inc. .........................      4,581
     2,700  Millipore Corp. ...........................        111
    35,784  Pfizer, Inc. ..............................      2,254
    21,070  Schering Plough (c)........................      1,154
    28,377  Pharmacia & Upjohn, Inc. (b) ..............      1,100
                                                         ---------

CONTINUED

----12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Health Care--Drugs, continued:
                                                         $  14,604
                                                         ---------
Health Care--General (3.4%):
    16,871  American Home Products (c).................      1,636
     3,314  Bausch & Lomb, Inc. .......................        131
     3,886  Becton Dickinson & Co. ....................        291
     6,556  Biomet, Inc. ..............................        117
     8,500  Boston Scientific Corp. (c) ...............        417
    28,605  Bristol Myers Squibb Co. ..................      2,456
    36,384  Johnson & Johnson..........................      3,115
     4,413  Mallinckrodt Group, Inc. ..................        161
     3,992  St. Jude Medical, Inc. ....................        172
     7,614  Warner-Lambert Co. ........................        740
                                                         ---------
                                                             9,236
                                                         ---------
Home Building/Mobil Home (0.1%):
     1,814  Centex Corp. ..............................         63
     2,542  Fleetwood Enterprises, Inc. ...............         65
     1,866  Kaufman & Broad Home Corp. ................         28
     1,586  Pulte Corp. ...............................         53
                                                         ---------
                                                               209
                                                         ---------
Hospital Supply & Management (1.5%):
     3,028  Bard, C.R., Inc. ..........................         98
     4,643  Beverly Enterprises, Inc. .................         49
    24,737  Columbia/HCA Healthcare Corp. (c) .........      1,255
     2,328  Community Psychiatric Centers (b)..........         29
     9,000  Humana, Inc. (b) ..........................        246
     3,492  Manor Care, Inc. ..........................        122
    13,056  Medtronic, Inc. ...........................        730
     1,243  Shared Medical Systems Corp. ..............         68
    11,200  Tenet Healthcare Corp. (b) ................        232
     9,586  United Healthcare Corp. ...................        628
     9,200  U.S. Healthcare, Inc. .....................        428
     3,200  U.S. Surgical Corp. .......................         68
                                                         ---------
                                                             3,953
                                                         ---------
Hotels & Gaming (0.2%):
     2,728  Hilton Hotels Corp. .......................        168
     7,050  Marriott Corp., International..............        270
                                                         ---------
                                                               438
                                                         ---------
Household--General Products (1.7%):
     4,314  American Greetings Corp., Class A..........        119
     3,228  Clorox Co. ................................        231
     8,314  Colgate Palmolive Co. .....................        584
     2,443  Jostens, Inc. (c) .........................         59
     3,514  Premark International, Inc. ...............        178
    38,840  Procter & Gamble Co. ......................      3,224
     9,072  Rubbermaid, Inc. (c) ......................        231
                                                         ---------
                                                             4,626
                                                         ---------
Household--Major Appliances (0.2%):
     1,572  Briggs & Stratton Corp. (c) ...............         68
     5,957  Maytag Corp. ..............................        121
  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Household--Major Appliances, continued:
     4,300  Whirlpool Corp. ...........................  $     229
                                                         ---------
                                                               418
                                                         ---------
Insurance--Life (0.6%):
    11,756  American General Corp. ....................        410
     4,275  Jefferson Pilot Corp. .....................        199
     5,686  Providan Corp. ............................        232
     4,242  Torchmark Corp. ...........................        192
     4,100  Transamerica Corp. ........................        299
     4,400  Unum Corp. ................................        242
     1,902  U.S. Life Corp. ...........................         57
                                                         ---------
                                                             1,631
                                                         ---------
Insurance--Property/Casualty (2.5%):
     6,343  Aetna Life & Casualty Co. .................        439
    25,220  Allstate Corp. ............................      1,037
    26,848  American International Group, Inc. ........      2,483
     4,986  Chubb Corp. ...............................        482
     4,200  CIGNA Corp. ...............................        434
     4,586  General Re Corp. ..........................        711
     6,443  ITT Hartford (b)...........................        312
     5,386  Lincoln National Corp. ....................        289
     6,828  SAFECO, Corp. .............................        236
     4,820  St. Paul Cos., Inc. .......................        268
     6,228  USF&G Corp. ...............................        105
                                                         ---------
                                                             6,796
                                                         ---------
Leisure Time Industries (1.1%):
     5,085  Bally Entertainment Corp. .................         71
     5,386  Brunswick Corp. ...........................        129
     9,650  CUC International, Inc. ...................        329
     1,893  Handleman Co. .............................         11
     5,692  Harrah's Entertainment, Inc. (b) ..........        138
     4,992  Hasbro, Inc. ..............................        155
    12,438  Mattel, Inc. ..............................        382
       957  Outboard Marine Corp. .....................         19
    29,456  Walt Disney Co. (c) .......................      1,738
                                                         ---------
                                                             2,972
                                                         ---------
Mining (0.5%):
     2,243  Asarco, Inc. ..............................         72
     5,207  Cyprus Amax Minerals (c)...................        136
    11,700  Freeport-McMoran Copper & Gold, Class B
              (b)......................................        329
     6,557  Inco Ltd. .................................        218
       386  Nacco Industries, Inc. ....................         21
     4,866  Newmont Mining Corp. ......................        220
     4,014  Phelps Dodge Corp. ........................        250
     7,099  Santa Fe Pacific Corp. (b) ................         86
                                                         ---------
                                                             1,332
                                                         ---------
Motion Pictures (0.0%):
     2,057  King World Productions, Inc. (b) ..........         80
                                                         ---------
Motor Vechicle Parts (0.3%):
     5,586  Dana Corp. ................................        163
     4,214  Eaton Corp. (c) ...........................        226

CONTINUED

                                                                          13----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Motor Vechicle Parts, continued:
     3,328  Echlin, Inc. ..............................  $     121
     6,964  Genuine Parts Co. .........................        286
                                                         ---------
                                                               796
                                                         ---------
Motor Vechicles (1.9%):
    21,559  Chrysler Corp. ............................      1,194
    60,562  Ford Motor Co. ............................      1,756
    42,170  General Motors Corp. ......................      2,230
                                                         ---------
                                                             5,180
                                                         ---------
Multiple Industry (1.8%):
     6,286  ALCO Standard Corp. .......................        287
    15,828  Allied Signal, Inc. .......................        752
    12,942  Corning, Inc. (c) .........................        414
     5,386  Dial Corp. ................................        160
     1,957  FMC Corp. (b) .............................        132
     4,435  Harcourt General, Inc. ....................        186
     6,443  ITT Corp. (b) .............................        341
     6,443  ITT Industry, Inc. (b) ....................        155
    23,600  Minnesota Mining & Manufacturing Co. ......      1,564
     3,207  Teledyne, Inc. (b) ........................         82
     4,986  Textron, Inc. .............................        337
     3,614  TRW, Inc. .................................        280
     5,957  Whittman Corp. ............................        139
                                                         ---------
                                                             4,829
                                                         ---------
Petroleum--Domestic (2.4%):
     5,386  Amerada Hess Corp. ........................        285
    27,899  Amoco Corp. (c) ...........................      2,005
     3,414  Ashland, Inc. .............................        120
     9,071  Atlantic Richfield Co. ....................      1,005
     7,200  Burlington Northern, Inc. .................        283
     3,028  Kerr Mcgee Corp. ..........................        192
     1,871  Louisiana Land & Exploration Co. ..........         80
    17,985  Occidental Petroleums Corp. ...............        384
     5,486  Orxy Energy Co. (b) .......................         73
     2,543  Pennzoil Co. ..............................        107
    14,742  Phillips Petroleum Co. ....................        503
     5,044  Santa Fe Energy Resources, Inc. (b) .......         49
     4,049  Sun Co., Inc. .............................        111
    10,228  Tenneco, Inc. .............................        508
    13,771  Unocal Corp. ..............................        401
    16,314  USX-Marathon Group, Inc. ..................        318
                                                         ---------
                                                             6,424
                                                         ---------
Petroleum--International (5.7%):
    36,528  Chevron Corp. .............................      1,918
    69,469  Exxon Corp. ...............................      5,566
    22,242  Mobil Corp. ...............................      2,491
    29,956  Royal Dutch Petroleum Co. (c) .............      4,228
    14,642  Texaco, Inc. (c) ..........................      1,149
                                                         ---------
                                                            15,352
                                                         ---------
Petroleum--Services (0.8%):
     8,048  Baker Hughes, Inc. ........................        196
     9,914  Dresser Industries, Inc. ..................        242
     6,457  Halliburton Co. ...........................        327
  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Petroleum--Services, continued:
     1,371  Helmerich & Payne, Inc. ...................  $      41
     3,143  McDermott International ,Inc. .............         69
     4,714  Rowan Cos., Inc. (b) ......................         47
    13,871  Schlumberger, Ltd. (c) ....................        961
     3,300  Western Atlas (b)..........................        167
                                                         ---------
                                                             2,050
                                                         ---------
Photography Equipment (0.5%):
    19,199  Eastman Kodak Co. .........................      1,286
     2,595  Polaroid Corp. ............................        123
                                                         ---------
                                                             1,409
                                                         ---------
Publishing (1.0%):
     5,614  Dow Jones & Co., Inc. .....................        224
     7,971  Gannett, Inc. (c) .........................        489
     3,128  Knight-Ridder, Inc. .......................        196
     2,828  McGraw-Hill Cos., Inc. ....................        246
     1,614  Meredith Corp. ............................         68
     5,800  New York Times Co., Class A (c)............        172
    21,256  Time Warner, Inc. .........................        805
     6,328  Times Mirror Co., Class A..................        214
     3,814  Tribune Co. ...............................        233
                                                         ---------
                                                             2,647
                                                         ---------
Railroads (1.1%):
     8,100  Burlington.................................        632
     4,486  Conrail, Inc. .............................        314
    11,514  CSX Corp. .................................        525
     7,385  Norfolk Southern Corp. ....................        586
    11,614  Union Pacific Corp. (c) ...................        767
                                                         ---------
                                                             2,824
                                                         ---------
Restaurants (0.8%):
     9,071  Darden Restaurants, Inc. (b) ..............        108
     1,393  Luby's Cafeterias, Inc. ...................         31
    39,312  McDonald's Corp. ..........................      1,774
     3,143  Ryan's Family Steak Houses, Inc. (b) ......         22
     2,236  Shoney's Inc. (b) .........................         23
     5,743  Wendy's International, Inc. ...............        122
                                                         ---------
                                                             2,080
                                                         ---------
Retail--Food Stores (0.8%):
    14,428  Albertsons, Inc. ..........................        474
     8,128  American Stores Co. .......................        217
     3,314  Giant Food, Inc., Class A..................        104
     2,143  Great Atlantic & Pacific Tea, Inc. ........         49
     6,786  Kroger Co. (b) ............................        254
     1,071  Longs Drug Stores, Inc. ...................         51
     4,886  Rite Aid Corp. ............................        167
    14,056  Walgreen Co. ..............................        420
     8,572  Winn Dixie Stores, Inc. ...................        316
                                                         ---------
                                                             2,052
                                                         ---------
Retail--General Merchandise (2.4%):
     4,100  Dayton Hudson Corp. .......................        308
     6,329  Dillard Department Stores, Inc. ...........        180
    11,400  Federated Department Stores, Inc. (b) .....        314
    12,786  J.C. Penney Co., Inc. .....................        609

CONTINUED

----14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Retail--General Merchandise, continued:
    25,442  K Mart Corp. (c) ..........................  $     184
    14,160  May Department Stores, Co. ................        598
     2,043  Mercantile Stores Co., Inc. ...............         94
     4,686  Nordstrom, Inc. ...........................        190
    10,913  Price/Costco, Inc. (b) ....................        166
    21,828  Sears Roebuck & Co. .......................        851
     4,200  TJX Cos., Inc. ............................         79
   129,552  Wal-Mart Stores, Inc. (c) .................      2,899
     7,414  Woolworth Corp. (b) .......................         96
                                                         ---------
                                                             6,568
                                                         ---------
Retail--Specialty (1.4%):
     5,700  Charming Shoppes, Inc. ....................         16
     5,486  Circuit City Stores, Inc. .................        152
     8,300  Gap, Inc. (c) .............................        349
    26,853  Home Depot, Inc. (c) ......................      1,286
     6,600  Loews Corporation..........................        517
     8,772  Lowe's Cos., Inc. .........................        294
     5,857  Melville Corp. ............................        180
     3,414  Pep Boys-Manny, Moe & Jack.................         87
     3,686  Tandy Corp. ...............................        153
    20,499  The Limited, Inc. .........................        356
    16,057  Toys R Us, Inc. (b) .......................        349
                                                         ---------
                                                             3,739
                                                         ---------
Savings & Loans (0.2%):
     6,643  Ahmanson H.F. & Co. .......................        176
     3,614  Golden West Financial Corp. ...............        200
     7,428  Great Western Financial Corp. .............        189
                                                         ---------
                                                               565
                                                         ---------
Securities & Commercial Broker (2.6%):
     2,328  Alexander & Alexander Services, Inc. ......         44
    27,406  American Express Co. ......................      1,134
     9,596  Dean Witter Discover & Co. ................        451
    10,100  Federal Home Loan Mortgage Corp. ..........        843
    15,414  Federal National Mortgage Assoc. ..........      1,913
     4,300  Marsh & McLennan Cos., Inc. ...............        382
     9,914  Merrill Lynch & Co., Inc. .................        506
     4,400  Morgan Stanley Group, Inc. ................        355
     6,143  Salomon, Inc. .............................        218
    18,113  Travelers Group, Inc. (c) .................      1,139
                                                         ---------
                                                             6,985
                                                         ---------
Steel (0.3%):
     5,771  Armco, Inc. (b) ...........................         34
     6,000  Bethlehem Steel Corp. .....................         84
     2,357  Inland Steel Industries....................         59
     4,956  Nucor Corp. ...............................        283
     4,411  USX- U.S. Steel Group, Inc. ...............        136
     5,138  Worthington Industries, Inc. ..............        107
                                                         ---------
                                                               703
                                                         ---------
Textile Products (0.0%):
       857  Springs Industries, Inc. ..................         35
                                                         ---------
Software (0.3%):
     8,314  Automatic Data Processing, Inc. ...........        617
  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Software, continued:
     3,000  Computer Sciences Corp. (b) ...............  $     211
                                                         ---------
                                                               828
                                                         ---------
Tire & Rubber Products (0.2%):
     4,786  Cooper Tire & Rubber Co. (c) ..............        118
     8,528  Goodyear Tire & Rubber Co. ................        387
                                                         ---------
                                                               505
                                                         ---------
Tobacco (1.9%):
    10,145  American Brands, Inc. .....................        453
    46,913  Phillip Morris Cos., Inc. .................      4,246
    11,514  UST, Inc. .................................        384
                                                         ---------
                                                             5,083
                                                         ---------
Trucking (0.1%):
     1,914  Consolidated Freightways, Inc. ............         51
     2,243  Roadway Services, Inc. ....................        110
     1,643  Yellow Corp. ..............................         20
                                                         ---------
                                                               181
                                                         ---------
Utilities--Electric (3.6%):
    10,443  American Electric Power, Inc. .............        423
     8,329  Baltimore Gas & Electric Co. ..............        237
     9,172  Carolina Power & Light Co. ................        316
    10,742  Central & South West Corp. ................        299
     8,478  Cinergy Corp. .............................        260
    13,285  Consolidated Edison Co., Inc. (c) .........        425
     8,400  Detroit Edison Co. ........................        290
     9,585  Dominion Resources, Inc. of Virginia.......        395
    11,514  Duke Power Co. (c) ........................        545
    12,943  Entergy Corp. .............................        379
    10,585  FPL Group, Inc. ...........................        491
     6,200  General Public Utilities Corp. ............        211
    14,556  Houston Industries, Inc. ..................        353
     8,114  Niagara Mohawk Power Corp. ................         78
     3,814  Northern States Power Co. .................        187
     8,685  Ohio Edison Co. ...........................        204
    24,513  Pacific Gas & Electric Co. (c) ............        696
    15,757  Pacificorp.................................        335
    12,400  Peco Energy Corp. .........................        374
     8,800  PP&L Resources Inc. .......................        220
    13,800  Public Service Enterprise Group, Inc.
              (c) .....................................        423
    25,200  SCE Corp. .................................        447
    37,414  Southern Co. ..............................        921
    12,514  Texas Utilities Co. (c) ...................        515
    12,000  Unicom Corp. ..............................        393
     5,700  Union Electric Co. ........................        238
                                                         ---------
                                                             9,655
                                                         ---------
Utilities--Gas/Pipeline (0.8%):
     5,757  Coastal Corp. .............................        214
     3,028  Columbia Gas System, Inc. (b) .............        133
     5,286  Consolidated Natural Gas Co. ..............        240
       871  Eastern Enterprises........................         31
    14,212  Enron Corp. ...............................        542
     3,814  Enserch Corp. .............................         62
     3,214  NICOR, Inc. ...............................         88

CONTINUED

                                                                          15----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Utilities--Gas/Pipeline, continued:
     6,843  Noram Energy Corp. ........................  $      61
     1,514  ONEOK, Inc. ...............................         35
     4,783  Pacific Enterprises........................        135
     8,186  Panhandle Eastern Corp. ...................        228
     1,957  People's Energy Corp. .....................         62
     4,886  Sonat, Inc. ...............................        174
     6,086  Williams Cos., Inc. .......................        267
                                                         ---------
                                                             2,272
                                                         ---------
Utilities--Telephone (8.1%):
    10,800  Alltel Corp. ..............................        319
    31,356  Ameritech Corp. ...........................      1,850
    89,427  AT&T Corp. ................................      5,790
    24,756  Bell Atlantic Corp. (c) ...................      1,656
    56,056  Bellsouth Corp. ...........................      2,438
    54,498  GTE Corp. .................................      2,398
    38,084  MCI Communications Corp. ..................        995
    24,056  Nynex Corp. ...............................      1,299
    23,942  Pacific Telesis Group......................        805
    34,370  SBC Communications, Inc. ..................      1,976
    19,500  Sprint Corp. ..............................        778
    26,156  U.S. West, Inc. (c) .......................        935
  SHARES
    OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Utilities--Telephone, continued:

    26,156  U.S. West Media Group (b)..................  $     497
                                                         ---------
                                                            21,736
                                                         ---------
  Total Common Stocks                                      258,628
                                                         ---------
INVESTMENT COMPANIES (0.9%):
 2,510,843  Aquila Churchill Cash Reserves Money
              Market...................................      2,511
                                                         ---------
  Total Investment Companies                                 2,511
                                                         ---------
U.S. TREASURY BILLS (0.1%):
    95,000  1/11/96....................................         95
   220,000  1/25/96....................................        219
                                                         ---------
  Total U.S. Treasury Bills                                    314
                                                         ---------
  Total Investments, at value                              261,453
                                                         ---------
REPURCHASE AGREEMENT (2.9%):
 7,754,000  Lehman Brothers 5.96%, 1/2/96
              (collateralized by 7,945,000 Federal
              National Mortgage Assoc., 0.00%, 1/22/96,
              market value--$7,914)....................      7,754
                                                         ---------
  Total Repurchase Agreement                                 7,754
                                                         ---------
  Total (Cost--$208,627)(a)                              $ 269,207
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $268,718.

      (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  65,227
Unrealized depreciation....................................................     (4,647)
                                                                             ---------
Net unrealized appreciation................................................  $  60,580
                                                                             ---------

      (b)  Represents non-income producing security.

      (c)  A portion of this security was loaned as of December 31, 1995.

At December 31, 1995, the Portfolio's open futures contracts were as follows:

                                                                           OPENING
 NUMBER OF                                                                POSITIONS     MARKET
 CONTRACTS                         CONTRACT TYPE                            (000)     VALUE (000)
-----------  ----------------------------------------------------------  -----------  -----------
    26       S&P 500 March 1996........................................   $   8,104    $   8,040

SEE NOTES TO FINANCIAL STATEMENTS.

----16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
COMMON STOCKS (88.7%):
Banks (4.3%):
   100,000  Chase Manhattan Corp. .....................  $   6,062
   100,000  Citicorp...................................      6,725
    60,000  Keycorp....................................      2,175
    25,000  Mellon Bank Corp. .........................      1,344
   140,000  U.S. Bancorp (c)...........................      4,707
                                                         ---------
                                                            21,013
                                                         ---------
Business Equipment & Services (2.3%):
   225,000  Browning Ferris Industries, Inc. ..........      6,637
   150,000  WMX Technologies, Inc. ....................      4,481
                                                         ---------
                                                            11,118
                                                         ---------
Capital Equipment (1.9%):
   282,000  General Signal Corp. (c) ..................      9,130
                                                         ---------
Chemicals--Petroleum & Inorganics (1.8%):
   125,000  Dow Chemical Co. (c) ......................      8,797
                                                         ---------
Chemicals--Specialty (2.9%):
   150,000  Betz Laboratories Inc. (c) ................      6,150
   150,000  Lubrizol Corp. ............................      4,181
   125,000  Nalco Chemical Co. ........................      3,766
                                                         ---------
                                                            14,097
                                                         ---------
Computers--Main/Mini (1.9%):
    70,000  International Business Machines Corp. .....      6,423
   500,000  Unisys, Corp. (b) .........................      2,813
                                                         ---------
                                                             9,236
                                                         ---------
Computer--Micro (2.3%):
   350,000  Apple Computer, Inc. (c) ..................     11,156
                                                         ---------
Computer--Peripheral (0.7%):
   250,000  Novell, Inc. (b) ..........................      3,562
                                                         ---------
Electrical Equipment (1.2%):
   350,000  Westinghouse Electric Corp. (c) ...........      5,775
                                                         ---------
Electronic Components (1.3%):
   391,800  Advanced Micro Devices, Inc. (b) ..........      6,465
                                                         ---------
Financial (1.2%):
   450,000  Horsham Corp. .............................      6,075
                                                         ---------
Forest/Paper Products (1.5%):
   200,000  International Paper Co. (c) ...............      7,575
                                                         ---------
Gold/Precious Metals (0.8%):
   100,000  ASA Ltd. ..................................      3,712
                                                         ---------
Health Care--General (1.0%):
   150,000  Hillenbrand Industry, Inc. ................      5,081
                                                         ---------
Household--General Products (1.9%):
   115,000  American Greetings Corp.-Class A...........      3,177
   250,000  Rubbermaid, Inc. (c) ......................      6,375
                                                         ---------
                                                             9,552
                                                         ---------

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Household--Major Appliances (1.4%):
   250,000  Singer Co. N.V. ...........................  $   6,969
                                                         ---------
Insurance--Life (0.9%):
    85,000  Kemper Corp. (c) ..........................      4,218
                                                         ---------
Insurance--Property/Casualty (4.3%):
   125,000  Aetna Life & Casualty Co. .................      8,656
    60,000  CIGNA Corp. ...............................      6,195
    15,000  General Re Corp. ..........................      2,325
    75,000  Lincoln National Corp. ....................      4,004
                                                         ---------
                                                            21,180
                                                         ---------
Leisure Time Industries (1.5%):
   200,000  Brunswick Corp. ...........................      4,800
   250,000  International Game Technologies............      2,719
                                                         ---------
                                                             7,519
                                                         ---------
Mining (2.4%):
   450,000  Cyprus AMAX Minerals (c)...................     11,756
                                                         ---------
Motor Vechicles (0.8%):
    75,000  General Motors Corp. ......................      3,966
                                                         ---------
Multiple Industry (3.0%):
   250,000  Corning, Inc. (c) .........................      8,000
   450,000  Hanson Trust PLC ADR (c)...................      6,862
                                                         ---------
                                                            14,862
                                                         ---------
Packaging (0.9%):
   100,000  Temple Inland, Inc. (c) ...................      4,413
                                                         ---------
Petroleum--Domestic (15.0%):
   124,500  Ashland, Inc. (c) .........................      4,373
   150,000  Atlantic Richfield Co. ....................     16,612
   150,000  Murphy Oil Corp. (c) ......................      6,225
   450,000  Occidental Petroleums Corp. ...............      9,619
    40,000  Pennzoil Co. ..............................      1,690
   229,000  Phillips Petroleum, Co. ...................      7,808
   198,933  Sun Co., Inc. (c) .........................      5,446
   325,000  Tenneco Inc. ..............................     16,128
   299,500  USX-Marathon Group, Inc. ..................      5,840
                                                         ---------
                                                            73,741
                                                         ---------
Petroleum--International (1.9%):
   100,000  Exxon Corp. ...............................      8,012
    50,000  YPF Sociedad Anonima, ADR..................      1,081
                                                         ---------
                                                             9,093
                                                         ---------
Publishing (0.6%):
   100,000  New York Times Co., Class A................      2,963
                                                         ---------
Railroad (1.4%):
   100,000  Conrail, Inc. .............................      7,000
                                                         ---------
Retail--Food Stores (1.9%):
   350,000  American Stores Co. .......................      9,363
                                                         ---------

CONTINUED

                                                                          17----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Retail--General Merchants (1.4%):
   250,000  Dillard Department Stores,                   $   7,125
                                                         ---------
Retail--Specialty (2.2%):
   150,000  Best Buy (b) (c)...........................      2,438
   300,000  The Limited, Inc. .........................      5,213
   150,000  Toys R Us (b) (c)..........................      3,263
                                                         ---------
                                                            10,914
                                                         ---------
Savings & Loans (0.6%):
   105,600  Ahmanson H.F. & Co. .......................      2,798
                                                         ---------
Securities & Commisions Broker (5.8%):
   100,000  American Express Co. ......................      4,137
    67,800  Federal National Mortgage Assoc. ..........      8,416
   250,000  Salomon, Inc. .............................      8,875
   115,000  Travelers Group, Inc. .....................      7,231
                                                         ---------
                                                            28,659
                                                         ---------
Steel (1.2%):
   186,500  USX-U.S. Steel Group Inc. .................      5,735
                                                         ---------
Tire/Rubber Products (1.2%):
   250,000  Cooper Tire & Rubber Co. (c) ..............      6,156
                                                         ---------
Utilities--Electric (5.9%):
   150,000  American Electric Power, Inc. (c) .........      6,075
   200,000  Central & South West Corp. ................      5,575
   155,000  Dominion Resources Inc. of Virginia........      6,394
   100,000  Pacific Gas & Electric Co. ................      2,837
   200,000  SCE Corp. .................................      3,550
   189,900  Southern Co. ..............................      4,676
                                                         ---------
                                                            29,107
                                                         ---------
Utilities--Gas/Pipeline (2.9%):
    50,000  Consolidated Natural Gas Co. ..............      2,269
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Utilities--Gas/Pipeline, continued:

   750,500  Enserch Corp. .............................  $  12,196
                                                         ---------
                                                            14,465
                                                         ---------
Utilities--Telephone (4.6%):
   100,000  BellSouth Corp. ...........................      4,350
   160,000  GTE Corp. .................................      7,040
   100,000  Pacific Telesis Group (c)..................      3,363
    50,000  SBC Communications, Inc. ..................      2,875
   125,000  Sprint Corp. ..............................      4,984
                                                         ---------
                                                            22,612
                                                         ---------
  Total Common Stocks                                      436,958
                                                         ---------
PREFERRED STOCKS (1.8%):
 1,400,000  RJR, Series C..............................      8,925
                                                         ---------
  Total Preferred Stocks                                     8,925
                                                         ---------
U.S. TREASURY BILLS (0.1%):
   360,000  1/25/96....................................        359
                                                         ---------
  Total U.S. Treasury Bills                                    359
                                                         ---------
INVESTMENT COMPANIES (0.5%):
 2,510,843  Aquila Churchill Cash Reserves Money
              Market...................................      2,511
                                                         ---------
  Total Investment Companies                                 2,511
                                                         ---------
  Total Investments, at value                              448,753
                                                         ---------
REPURCHASE AGREEMENT (9.6%):
47,493,000  Lehman Brothers 5.96%, 1/2/96
             (collateralized by 48,635,000 Federal
             National Mortgage Assoc., 0.00%, 1/22/96,
             market value--$48,445) ...................     47,493
                                                         ---------
  Total Repurchase Agreement                                47,493
                                                         ---------
  Total (Cost--$495,738)(a)                              $ 496,246
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $492,753.

      (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $571. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...................................................  $  19,029
Unrealized depreciation...................................................    (19,092)
                                                                            ---------
Net unrealized depreciation...............................................  $     (63)
                                                                            ---------
                                                                            ---------

      (b)  Represents non-income producing income.

      (c)  A portion of the security was loaned as of December 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

----18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
COMMON STOCKS (98.1%):
Agriculture (1.1%):
    150,000  Pioneer Hi-Bred International, Inc. (c) ..  $   8,344
                                                         ---------
Banks (2.3%):
    130,000  J.P. Morgan & Co., Inc. ..................     10,432
    200,000  U.S. Bancorp (c)..........................      6,725
                                                         ---------
                                                            17,157
                                                         ---------
Beverages (1.6%):
    210,000  PepsiCo., Inc. (c) .......................     11,734
                                                         ---------
Business Services (1.5%):
    170,000  Dun & Bradstreet Corp. (c) ...............     11,008
                                                         ---------
Chemicals--Petroleum & Inorganics (1.2%):
    125,000  Dow Chemical Co. .........................      8,797
                                                         ---------
Chemicals--Specialty (2.6%):
    215,000  Air Products & Chemical, Inc. ............     11,341
    250,000  Nalco Chemical (c)........................      7,531
                                                         ---------
                                                            18,872
                                                         ---------
Computer--Main/Mini (2.4%):
    120,000  International Business Machines Corp. ....     11,010
    250,000  Silicon Graphics, Inc. (b) ...............      6,875
                                                         ---------
                                                            17,885
                                                         ---------
Cosmetic/Toiletry (1.5%):
    225,000  International Flavors & Fragrances,
               Inc. ...................................     10,800
                                                         ---------
Electrical Equipment (1.9%):
    175,000  Emerson Electric Co. .....................     14,306
                                                         ---------
Electrical Component (4.4%):
    320,000  AMP, Inc. ................................     12,280
    200,000  Motorola, Inc. (c) .......................     11,400
    175,000  Texas Instruments, Inc. ..................      9,056
                                                         ---------
                                                            32,736
                                                         ---------
Engineering & Construction (1.5%):
    165,000  Fluor Corp. (c) ..........................     10,890
                                                         ---------
Environmental Services (2.3%):
    200,000  Browning Ferris Industries, Inc. .........      5,900
    375,000  WMX Technologies, Inc. ...................     11,203
                                                         ---------
                                                            17,103
                                                         ---------
Food & Related (6.1%):
    200,000  Archer Daniels Midland Co. (c) ...........      3,600
    155,000  CPC International, Inc. ..................     10,637
    160,000  H.J. Heinz Co. ...........................      5,300
    160,000  Hershey Foods Corp. ......................     10,400
    100,000  Kellogg Co. ..............................      7,725
     55,000  Unilever, N.V. ...........................      7,741
                                                         ---------
                                                            45,403
                                                         ---------
Forest/Paper Products (4.1%):
    120,000  Consolidated Papers, Inc. ................      6,735

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Forest/Paper Products, continued:
    170,000  Kimberly Clark Corp. (c) .................  $  14,067
    245,000  International Paper Co. ..................      9,279
                                                         ---------
                                                            30,081
                                                         ---------
Furniture/Furnishings (1.5%):
    350,000  Masco Corp. ..............................     10,981
                                                         ---------
Health Care--Drugs (6.8%):
    325,000  Abbott Laboratories.......................     13,569
    300,000  Alza Corp. (b) (c) .......................      7,425
    180,000  Elan Corp., PLC ADR (b) (c)...............      8,753
    190,000  Merck & Co., Inc. (c) ....................     12,493
    130,000  Pfizer, Inc. .............................      8,190
                                                         ---------
                                                            50,430
                                                         ---------
Health Care--General (1.6%):
    140,000  Johnson & Johnson (c).....................     11,987
                                                         ---------
Hospital Supply & Management (1.4%):
    200,000  Columbia/HCA Healthcare Corp. (c) ........     10,150
                                                         ---------
Household--General Products (4.0%):
    150,000  Colgate-Palmolive.........................     10,537
    165,000  Procter & Gamble Co. .....................     13,695
    200,000  Rubbermaid, Inc. (c) .....................      5,100
                                                         ---------
                                                            29,332
                                                         ---------
Insurance--Property & Casualty (4.5%):
    125,000  American International Group, Inc. .......     11,562
    120,000  Marsh & McLennan Cos., Inc. ..............     10,650
    200,000  St. Paul Cos., Inc. ......................     11,125
                                                         ---------
                                                            33,337
                                                         ---------
Leisure Time Industries (1.2%):
    145,000  Walt Disney Co. (c) ......................      8,555
                                                         ---------
Machinery & Equipment (3.1%):
    100,000  Illinois Tool Works, Inc. ................      5,900
    200,000  Ingersoll Rand Co. .......................      7,025
    375,000  Pall Corp. ...............................     10,078
                                                         ---------
                                                            23,003
                                                         ---------
Medical Equipment & Supplies (1.5%):
    150,000  Bard C.R., Inc. ..........................      4,837
    115,000  Medtronic, Inc. ..........................      6,426
                                                         ---------
                                                            11,263
                                                         ---------
Mining (1.4%):
    400,000  Cyprus AMAX Minerals (c)..................     10,450
                                                         ---------
Motor Vehicles (1.5%)
    210,000  General Motors Corp., Class E (c).........     10,920
                                                         ---------
Motor Vehicle Parts (3.0%):
    310,000  Echlin, Inc. .............................     11,315
    135,000  TRW, Inc. ................................     10,462
                                                         ---------

CONTINUED

                                                                          19----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Motor Vehicle Parts, continued:
                                                         $  21,777
                                                         ---------
Multiple Industry (1.8%):
    200,000  Minnesota Mining & Manufacturing Co., ....     13,250
                                                         ---------
Office Equipment & Services (2.9%):
    150,000  Automatic Data Processing, Inc. ..........     11,138
    120,000  Hewlett Packard Co. ......................     10,050
                                                         ---------
                                                            21,188
                                                         ---------
Petroleum--Domestic (2.3%):
    120,000  Kerr McGee Corp. .........................      7,620
    325,000  UNOCAL Corp. .............................      9,466
                                                         ---------
                                                            17,086
                                                         ---------
Petroleum--International (3.1%):
    200,000  Chevron Corp. ............................     10,500
    110,000  Mobil Corp. ..............................     12,320
                                                         ---------
                                                            22,820
                                                         ---------
Petroleum--Services (2.9%):
    215,000  Halliburton Co. ..........................     10,884
    150,000  Schlumberger, Ltd. (c) ...................     10,388
                                                         ---------
                                                            21,272
                                                         ---------
Photo Equipment (1.5%):
    160,000  Eastman Kodak Co. ........................     10,720
                                                         ---------
Publishing (3.2%):
    210,000  Gannett, Inc. (c) ........................     12,889
    120,000  McGraw-Hill Cos., Inc. ...................     10,455
                                                         ---------
                                                            23,344
                                                         ---------
Railroads (2.7%):
    110,000  Norfolk Southern Corp. ...................      8,731
    175,000  Union Pacific Corp. (c) ..................     11,550
                                                         ---------
                                                            20,281
                                                         ---------
Restaurants (1.3%):
    220,000  McDonald's Corp. .........................      9,928
                                                         ---------
Retail--Food Stores (1.4%):
    350,000  Walgreen Co. .............................     10,456
                                                         ---------
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Retail--General Merchant (1.4%):
    450,000  Wal-Mart Stores, Inc. (c) ................  $  10,069
                                                         ---------
Retail--Specialty (1.7%):
    210,000  Home Depot, Inc. (c) .....................     10,054
    175,000  Intimate Brands, Inc. (b) (c) ............      2,625
                                                         ---------
                                                            12,679
                                                         ---------
Transportation (0.9%):
    270,000  Ryder Systems, Inc. ......................      6,683
                                                         ---------
Utilities--Gas/Pipeline (0.9%):
    140,000  Consolidated Natural Gas Co. .............      6,353
                                                         ---------
Utilities--Telephone (3.1%):
    220,000  AT&T Corp. ...............................     14,245
    200,000  GTE Corp. ................................      8,800
                                                         ---------
                                                            23,045
                                                         ---------
Wholesale Distribution (1.0%):
    140,000  Cardinal Health, Inc. ....................      7,665
                                                         ---------
  Total Common Stocks                                      724,140
                                                         ---------
  Total Investments, at value                              724,140
                                                         ---------
INVESTMENT COMPANIES (0.3%):
  2,500,000  Aquila Churchill Cash Reserves Money
               Market..................................      2,500
                                                         ---------
  Total Investment Companies                                 2,500
                                                         ---------
REPURCHASE AGREEMENT (2.9%):
 21,291,000  Lehman Brothers, 5.96% 1/2/96
               (collateralized by 21,880,000 Federal
               National Mortgage Assoc. Notes, 0.00%,
               2/5/96-3/18/96, market
               value--$21,720).........................     21,291
                                                         ---------
  Total Repurchase Agreement                                21,291
                                                         ---------
  Total (Cost--$625,588)(a)                              $ 747,931
                                                         ---------
                                                         ---------

------------

Percentages are based on net assets of $438,627.

      (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $90. Cost for federal tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...................................................  $ 133,256
Unrealized depreciation...................................................    (11,003)
                                                                            ---------
Net unrealized appreciation...............................................  $ 122,253
                                                                            ---------
                                                                            ---------

      (b)  Represents non-income producing security.

      (c)  A portion of this security was loaned as of December 31, 1995.

ADR -- American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

----20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
COMMON STOCKS (98.7%):
Apparel (1.4%):
   276,000  Liz Claiborne (c)..........................  $   7,659
                                                         ---------
Banking (11.6%):
    77,000  Bancorp Hawaii, Inc. ......................      2,762
   150,000  Comerica, Inc. ............................      6,019
   100,000  First American Bank Corp. .................      4,437
   195,000  First Chicago Corp. (c) ...................      7,702
   100,000  First Security Corp. ......................      3,850
   120,000  First Union Corp. (c) .....................      6,675
   160,000  Illinova Corp. ............................      4,800
   177,000  Keycorp....................................      6,416
   180,000  ONBANCorp, Inc. ...........................      6,007
    92,000  Regions Financial Corp. (c) ...............      3,956
   210,000  U.S. Bancorp (c)...........................      7,061
    71,000  Wilmington Trust Corp. ....................      2,192
                                                         ---------
                                                            61,877
                                                         ---------
Beverages (1.8%):
   130,000  Coca Cola Co. .............................      3,477
   267,000  Coors Adolph Co., Class B..................      5,907
                                                         ---------
                                                             9,384
                                                         ---------
Business Equipment & Services (0.8%):
   180,000  Comdisco, Inc. ............................      4,073
                                                         ---------
Capital Goods (0.3%):
    73,000  Watts Industries...........................      1,697
                                                         ---------
Chemicals--Petroleum & Inorganic (1.5%):
    50,000  ARCO Chemical Co. .........................      2,431
    75,000  Olin Corp. ................................      5,569
                                                         ---------
                                                             8,000
                                                         ---------
Chemicals--Specialty (1.8%):
   145,000  Albemarle Corp. ...........................      2,809
    80,000  Eastman Chemical Co. (c) ..................      5,010
    60,000  Hanna (M.A.) Co. ..........................      1,680
                                                         ---------
                                                             9,499
                                                         ---------
Commercial Services (1.1%):
    60,000  Flightsafety International.................      3,015
    96,500  Kelly Services, Class A....................      2,678
                                                         ---------
                                                             5,693
                                                         ---------
Communications Equipment (0.8%):
    80,000  Harris Corp. (c) ..........................      4,370
                                                         ---------
Computer--Peripherals (1.8%):
   450,000  Conner Peripherals (b).....................      9,450
                                                         ---------
Cosmetics/Toiletry (0.9%):
   150,000  Helene Curtis Industries, Inc. ............      4,744
                                                         ---------
Defense (1.7%):
    40,000  Harsco Corp. ..............................      2,325

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Defense, continued:
   137,000  Loral Corp. ...............................  $   4,846
    36,000  Raytheon Co. (c) ..........................      1,701
                                                         ---------
                                                             8,872
                                                         ---------
Electrical Equipment (0.9%):
    70,000  Johnson Controls, Inc. ....................      4,813
                                                         ---------
Electronic Components (2.4%):
   110,000  Avnet, Inc. (c) ...........................      4,922
   190,000  Dallas Semi-Conductors Co. ................      3,942
   125,000  Molex, Inc. ...............................      3,969
                                                         ---------
                                                            12,833
                                                         ---------
Environmental Services (0.8%):
   193,000  Wellman, Inc. .............................      4,391
                                                         ---------
Financial Services (2.5%):
   300,000  Bear Stearns Cos., Inc. (c) ...............      5,962
   122,000  Edwards A.G. Inc. .........................      2,913
    60,000  Morgan Stanley Group, Inc. (c) ............      4,838
                                                         ---------
                                                            13,713
                                                         ---------
Food & Related (1.0%):
    70,000  International Multifoods Corp. ............      1,409
   150,000  Tyson Foods Inc., Class A..................      3,919
                                                         ---------
                                                             5,328
                                                         ---------
Forest/Paper Products (3.1%):
    90,000  Chesapeake Corp. ..........................      2,666
   105,000  Consolidated Papers, Inc. .................      5,893
    65,000  International Paper Co. ...................      2,462
    53,000  Pentair, Inc. .............................      2,637
    83,000  Rayonier, Inc. ............................      2,770
                                                         ---------
                                                            16,428
                                                         ---------
Health Care--Drugs (0.5%):
    60,000  Baxter International, Inc. ................      2,513
                                                         ---------
Industrial Goods & Services (1.0%):
    54,000  United Technologies Corp. (c) .............      5,123
                                                         ---------
Insurance--Life (3.2%):
   130,000  AFLAC, Inc. ...............................      5,639
   248,000  John Alden Financial Corp. ................      5,177
   160,000  Ohio Casualty Corp. .......................      6,200
                                                         ---------
                                                            17,016
                                                         ---------
Insurance--Property/Casualty (8.0%):
   110,000  Ace Limited................................      4,373
   190,000  American Financial Group...................      5,819
    40,000  MBIA, Inc. (c) ............................      3,000
   150,000  Mid Ocean Ltd. ............................      5,569
   200,000  Partnerre Holdings Ltd. ...................      5,500
   100,000  St. Paul Cos., Inc. .......................      5,563

CONTINUED

                                                                          21----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Insurance--Property/Casualty, continued:
   100,000  Transatlantic Holding Inc. (c) ............  $   7,338
   265,000  United Wisconsin Services..................      5,830
                                                         ---------
                                                            42,992
                                                         ---------
Leisure Time Industries (0.4%):
    88,500  Fleetwood Enterprises, Inc. ...............      2,279
                                                         ---------
Medical Equipment & Supplies (0.5%):
    34,000  Becton Dickinson & Co. ....................      2,550
                                                         ---------
Metals & Mining (1.1%):
    50,000  Black Hills Corp. .........................      1,238
    55,000  Cleveland Cliffs, Inc. ....................      2,255
    35,000  Phelps Dodge Corp. ........................      2,179
                                                         ---------
                                                             5,672
                                                         ---------
Metals (0.8%):
    85,000  Alumax, Inc. (b)(c) .......................      2,603
   110,000  Quanex Corp. ..............................      2,131
                                                         ---------
                                                             4,734
                                                         ---------
Motion Pictures (0.9%):
   117,000  King World Productions, Inc. (b) ..........      4,548
                                                         ---------
Multiple Industry (0.4%):
        10  Berkshire Hathaway (b).....................        321
       100  U.S. Industries, Inc. (b) .................      1,837
                                                         ---------
                                                             2,158
                                                         ---------
Non-Residual Construction (0.7%):
   113,000  Granite Construction, Inc. ................      3,559
                                                         ---------
Petroleum--Domestic (0.4%):
    60,000  Murphy Oil Corp. ..........................      2,490
                                                         ---------
Petroleum--International (2.4%):
   207,000  Repsol, S.A.-ADR (c).......................      6,805
   280,000  YPF Sociedad Anonima-ADR...................      6,055
                                                         ---------
                                                            12,860
                                                         ---------
Pharmaceuticals (1.0%):
   215,000  Bergen Brunswig Corp. .....................      5,348
                                                         ---------
Photography (0.2%):
    55,000  CPI Corp. .................................        880
                                                         ---------
Publishing (1.4%):
    85,000  New York Times Co, Class A.................      2,518
    18,000  Washington Post Co. .......................      5,076
                                                         ---------
                                                             7,594
                                                         ---------
Railroads (1.1%):
    87,500  Conrail, Inc. .............................      6,125
                                                         ---------
Restaurants (0.2%):
    50,000  International Dairy Queen (b)..............      1,138
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Retail--Food Stores (1.4%):
   287,000  Smith's Food & Drug (c)....................  $   7,247
                                                         ---------
Retail--General Merchandise (0.8%):
   165,000  Family Dollar Stores.......................      2,269
   130,000  Waban Inc. (b) ............................      2,438
                                                         ---------
                                                             4,707
                                                         ---------
Retail--Specialty (1.0%):
   285,000  Ross Stores................................      5,451
                                                         ---------
Textile (0.8%):
   106,600  Springs Industries, Inc. Class A...........      4,411
                                                         ---------
Tobacco (1.1%):
   135,000  American Brands Inc. ......................      6,024
                                                         ---------
Transportation (0.7%):
   160,000  American President Cos., Ltd. (c) .........      3,680
                                                         ---------
Utilities--Electric (23.0%):
   189,700  Allegheny Power Systems, Inc. (c) .........      5,430
   100,000  Boston Edison Co. .........................      2,950
   220,000  Central & South West Corp. (c) ............      6,132
   200,000  Central Louisiana Electric.................      5,375
   220,000  Consolidated Edison Co., Inc. (c) .........      7,040
   200,000  Delmarva Power & Light (c).................      4,550
   200,000  Florida Progress Corp. (c) ................      7,075
   200,000  General Public Utilities Corp. (c) ........      6,800
    70,000  Hawaiin Electric Industries, Inc. .........      2,712
   121,000  LG&E Energy Corp. .........................      5,112
    50,000  Montana Power Co. (c) .....................      1,131
   130,000  New England Electric System................      5,151
   270,000  New York State Electric & Gas (c)..........      6,986
   211,000  Northeast Utilities (c)....................      5,143
   155,000  Northern States Power Co. .................      7,614
   160,000  Oklahoma Gas & Electric (c)................      6,880
   230,000  Pacific Gas & Electric Co. (c) ............      6,526
   193,000  Pinnacle West Capital......................      5,549
   400,000  SCE Corp. .................................      7,100
   101,000  Southwestern Public Service So. ...........      3,308
   170,000  Union Electric Co. (c) ....................      7,098
   235,000  Wisconsin Energy Corp. (c) ................      7,197
                                                         ---------
                                                           122,859
                                                         ---------
Utility--Gas/Pipeline (2.6%):
   260,000  Atlanta Gas Light Co. (c) .................      5,135
   180,000  Brooklyn Union Gas.........................      5,265
    39,700  Indiana Energy, Inc. ......................        948
   100,000  Valero Energy Corp. .......................      2,450
                                                         ---------
                                                            13,798
                                                         ---------
Utilities--Telephone (6.9%):
    80,000  Ameritech Corp. ...........................      4,720
   135,000  Bellsouth Corp. (c) .......................      5,873

CONTINUED

----22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  --------

COMMON STOCKS, CONTINUED:
Utilities--Telephone, continued:
   200,000  Frontier Corp. ............................  $   6,000
   220,000  Nextel Communications, Inc.-A (b)(c).......      3,245
   150,000  Southern New England Telecommunications,
              Inc. ....................................      5,963
   120,000  Tele Danmark A/S-ADR.......................      3,315
   215,000  WorldCom, Inc. (b)(c) .....................      7,579
                                                         ---------
                                                            36,695
                                                         ---------
  Total Common Stocks                                      527,275
                                                         ---------
  Total Investments, at value                              527,275
                                                         ---------
REPURCHASE AGREEMENT (1.3%):
 7,048,000  Lehman Brothers 5.96%, 1/2/96
              (collateralized by 7,220,000 Federal
              National Mortgage Assoc., 0.00%, 1/22/96,
              market value--$7,192)....................      7,048
                                                         ---------
  Total Repurchase Agreement                                 7,048
                                                         ---------
  Total (Cost--$472,009)(a)                              $ 534,323
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $534,338.

      (a) Represents cost for financial reporting purposes which differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $72. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $  70,003
Unrealized depreciation....................................................     (7,761)
                                                                             ---------
Net unrealized appreciation................................................  $  62,242
                                                                             ---------
                                                                             ---------

      (b)  Represents non-income producing securities.

      (c)  A portion of this security was loaned as of December 31, 1995.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          23----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
COMMON STOCKS (93.8%):
Air Transport (0.8%):
     66,400  America West Airlines, Inc. -
               Class B (b)(c) .........................  $   1,129
    106,000  Southwest Airlines Co. ...................      2,465
                                                         ---------
                                                             3,594
                                                         ---------
Apparel (1.3%):
     57,600  Nautica Enterprises, Inc. (b).............      2,520
     80,300  Tommy Hilfiger Corp. (b)..................      3,403
                                                         ---------
                                                             5,923
                                                         ---------
Banks (1.0%):
     50,000  First Bank System.........................      2,481
     79,700  Washington Mutual, Inc. ..................      2,301
                                                         ---------
                                                             4,782
                                                         ---------
Beverages (0.6%):
     86,300  Canadiagua Wine (b)(c)....................      2,815
                                                         ---------
Business Equipment & Services (6.0%):
     75,500  Corestaff, Inc. (b)(c)....................      2,756
    220,200  Equifax, Inc. (c).........................      4,707
     54,800  Flightsafety International................      2,754
    122,000  Manpower, Inc. ...........................      3,431
     60,000  Olsten Corp. (c)..........................      2,370
    107,600  Omnicom Group (c).........................      4,008
     65,000  Paychex, Inc. ............................      3,242
    102,500  U.S.A. Waste Services, Inc. (b)(c)........      1,935
     76,700  United Waste Systems, Inc. (b)............      2,857
                                                         ---------
                                                            28,060
                                                         ---------
Capital Equipment (0.8%):
     50,100  Diebold, Inc. ............................      2,774
     65,800  Gasonics International Corp. .............        888
                                                         ---------
                                                             3,662
                                                         ---------
Chemicals--Specialty (2.8%):
    127,000  Arcadian Corp. (b)........................      2,461
     61,800  Betz Laboratories, Inc. ..................      2,534
    188,800  Ethyl Corp. ..............................      2,360
     78,800  IMC Global, Inc. (c)......................      3,221
    120,900  Lyondell Petrochemical (c)................      2,766
                                                         ---------
                                                            13,342
                                                         ---------
Computers--Main/Mini (1.0%):
    140,000  Dell Computer Co. (b).....................      4,848
                                                         ---------
Computers--Peripherals (6.6%):
    218,950  Bay Networks, Inc. (b)(c).................      9,004
     77,300  Cadence Design Systems, Inc. (b)..........      3,247
    193,300  EMC Corp. (b)(c)..........................      2,972
    132,600  Informix Corp. (b)........................      3,978
     95,900  Parametric Technology Corp. (b)...........      6,377
    100,000  Softkey International, Inc. (b)(c)........      2,313

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Computers--Peripherals, continued:
     53,000  Sterling Software (b)(c)..................  $   3,306
                                                         ---------
                                                            31,197
                                                         ---------
Construction Materials (0.8%):
     61,400  Vulcan Materials Co. .....................      3,538
                                                         ---------
Consumer Electronics (0.4%):
     43,900  Harman International Industries,
               Inc. (c)................................      1,761
                                                         ---------
Electrical Equipment (2.6%):
     31,300  California Amplifier, Inc. (b)............        884
     70,000  Federal Signal Corp. .....................      1,811
     81,300  Linear Technology Corp. ..................      3,191
     92,400  Mark IV Industries, Inc. .................      1,825
     38,000  Varian Associates, Inc. ..................      1,815
     80,400  Vishay Intertechnology (c)................      2,533
                                                         ---------
                                                            12,059
                                                         ---------
Electronic Components (7.3%):
    107,400  Atmel Corp. (b)(c)........................      2,403
     70,000  Altera Corp. (b)(c).......................      3,483
     94,800  Analog Devices, Inc. (b)(c)...............      3,353
     59,800  Applied Materials, Inc. (b)...............      2,355
     50,000  Cirrus Logic, Inc. (b)(c).................        988
    148,600  Cree Research, Inc. (b)(c)................      2,192
    295,000  Identix, Inc. (b)(c)......................      3,134
    109,500  National Semiconductor Corp. (b)..........      2,436
     40,000  Sundstrand Corp. (b)......................      2,815
     65,700  U.S. Robotics Corp. (b)(c)................      5,765
    110,000  Verifone, Inc. (b)........................      3,149
     80,000  Xilinx, Inc. (b)..........................      2,440
                                                         ---------
                                                            34,513
                                                         ---------
Electronic Instruments (1.2%):
      7,400  Tektronix, Inc. (c).......................        364
    125,300  Teradyne, Inc. (b)........................      3,133
     85,200  Ultratech Stepper, Inc. (b)...............      2,194
                                                         ---------
                                                             5,691
                                                         ---------
Finance Companies (0.2%):
      4,200  Aames Financial Corp. ....................        117
     63,000  Olympic Financial Ltd. (b)(c).............      1,024
                                                         ---------
                                                             1,141
                                                         ---------
Financial Services (2.7%):
     57,300  Franklin Research, Inc. ..................      2,886
    170,900  Green Tree Financial Corp. ...............      4,507
     53,100  Kansas City Southern Industries...........      2,429
    153,000  Schwab (Charles) Corp. ...................      3,079
                                                         ---------
                                                            12,901
                                                         ---------
Food & Related (0.6%):
    119,400  General Nutrition Cos. (b)................      2,746
                                                         ---------

CONTINUED

----24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Forest/Paper Products (0.9%):
     60,000  Sealed Air Corp. (b)(c)...................  $   1,687
    104,200  Sonoco Products Co. ......................      2,735
                                                         ---------
                                                             4,422
                                                         ---------
Health Care--Drugs (3.6%):
     55,300  Biogen, Inc. (b)(c).......................      3,401
     45,000  Centocor Corp. (b)........................      1,389
     37,500  Forest Laboratories - Class A (b).........      1,697
     59,100  Genzyme Corp. (b)(c)......................      3,686
    115,900  Ivax Corp. ...............................      3,303
    144,600  Mylan Laboratories (c)....................      3,398
                                                         ---------
                                                            16,874
                                                         ---------
Health Care--General (1.0%):
     58,800  Amerisource Health Corp. (b)..............      1,940
    102,900  Horizon/CMS Healthcare Corp. (b)..........      2,598
     15,600  Ventritex, Inc. (b)(c)....................        271
                                                         ---------
                                                             4,809
                                                         ---------
Homebuilding, Mobile Homes (1.1%):
    137,875  Clayton Homes, Inc. ......................      2,947
     60,000  Oakwood Homes.............................      2,303
                                                         ---------
                                                             5,250
                                                         ---------
Hospital Supply & Management (5.3%):
     40,400  Gulf South Medical Supply (b).............      1,222
     40,000  Health Care & Retirement Corp. (b)........      1,400
     67,400  Healthcare Compare Corp. (b)(c)...........      2,932
     95,200  Healthsources, Inc. (b)...................      3,427
    134,500  HEALTHSOUTH Corp. (b)(c)..................      3,917
     28,500  Living Centers of America (b).............        998
     67,700  Medaphis Corp. (b)(c).....................      2,505
     48,500  Multicare Companies, Inc. (b).............      1,164
     38,500  Physician Reliance Network (b)............      1,530
     28,500  Physician Sales & Services (b)............        812
     81,600  Physicians Resource Group, Inc. (b).......      1,622
     28,500  Rotech Medical Corp. .....................        784
     80,000  Steris Corp. (b)..........................      2,580
                                                         ---------
                                                            24,893
                                                         ---------
Hotels & Gaming (3.5%):
    170,600  Circus Circus Entertainment...............      4,755
     82,000  Hospitality Franchise Systems.............      6,704
    142,400  Mirage Resorts (b)........................      4,913
      3,400  Red Lion Hotels, Inc. (b).................         60
                                                         ---------
                                                            16,432
                                                         ---------
Insurance--Health (0.9%):
     96,600  AFLAC, Inc. ..............................      4,190
                                                         ---------
Insurance--Life (0.3%):
     40,000  Protective Life Corp. ....................      1,250
                                                         ---------
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Insurance--Property & Casualty (1.8%):
     38,000  MGIC Investment Corp. (c).................  $   2,062
     88,600  Mid Ocean Ltd. ...........................      3,289
     59,100  Progressive Corp-Ohio (c).................      2,889
                                                         ---------
                                                             8,240
                                                         ---------
Leisure Time Industries (0.5%):
    221,200  International Game Technologies...........      2,405
                                                         ---------
Manufacturing (4.9%):
    139,700  Allegheny Ludlum Corp. ...................      2,584
     44,200  BMC Industries, Inc. (c) .................      1,028
    116,900  Harley-Davidson, Inc. (c) ................      3,361
     50,000  Keystone International, Inc. .............      1,000
     10,800  Leggett & Platt, Inc. (b).................        262
     30,000  Nordson, Corp. ...........................      1,688
    133,800  Thermo Electron Corp. (b)(c)..............      6,958
        125  Transpro Inc. ............................          1
     92,900  Trinity Industries........................      2,926
     67,100  York International Corp. .................      3,154
                                                         ---------
                                                            22,962
                                                         ---------
Medical--Biotechnology (2.5%):
     64,300  Chiron Corp. (b)(c).......................      7,105
     20,000  Cordis Corp. (b)..........................      2,010
     50,000  Stryker Corp. ............................      2,625
                                                         ---------
                                                            11,740
                                                         ---------
Mining (1.0%):
     42,400  Mapco, Inc. ..............................      2,316
     32,200  Potash Corp. of Saskatchewan, Inc. .......      2,282
                                                         ---------
                                                             4,598
                                                         ---------
Motor Vehicle Parts (1.5%):
     90,000  Danaher Corp. ............................      2,858
     47,000  Exide Corp. (c) ..........................      2,156
     75,000  Stewart & Stevenson Services, Inc. .......      1,894
        550  Titan Wheel International, Inc. (c) ......          9
                                                         ---------
                                                             6,917
                                                         ---------
Multiple Industry (0.9%):
     76,600  American Radio Systems Corp. (b)(c).......      2,145
     86,800  Studio Plus Hotels, Inc. (b)..............      2,235
                                                         ---------
                                                             4,380
                                                         ---------
Petroleum--Domestic (5.9%):
    100,200  Anadarko Petroleum Corp. .................      5,423
    103,300  Apache Corp. (c) .........................      3,047
     28,500  Barrett Resources Corp. (b)...............        837
     48,000  Benton Oil & Gas Co. (b)..................        720
     40,000  BJ Services Co. (b).......................      1,160
     53,400  Cabot Corp. ..............................      2,877
     87,000  ENSERCH Corp. ............................      1,414
    103,200  Noble Affiliates, Inc. ...................      3,083
     68,500  Pogo Producing Co. .......................      1,935

CONTINUED

                                                                          25----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
Petroleum--Domestic, continued:
     19,200  Questar Corp. ............................  $     643
     93,500  Seagull Energy Corp. (b)..................      2,080
     57,700  Sonat, Inc. ..............................      2,056
     60,000  Sonat Offshore Drilling Co. ..............      2,685
                                                         ---------
                                                            27,960
                                                         ---------
Petroleum--Equipment & Services (1.3%):
    250,000  Global Marine, Inc. (b)...................      2,188
     60,000  Smith International, Inc. (b).............      1,410
     86,400  Tidewater, Inc. (c) ......................      2,722
                                                         ---------
                                                             6,320
                                                         ---------
Publishing (0.9%):
     62,500  Belo (A.H.) Corp. ........................      2,172
     25,000  Scholastic Corp. (b)......................      1,944
                                                         ---------
                                                             4,116
                                                         ---------
Restaurants (0.5%):
     70,000  Outback Steakhouse (b)....................      2,511
                                                         ---------
Real Estate Investment (0.4%):
    186,000  Sunstone Hotel Investors Inc. ............      1,906
                                                         ---------
Retail--Automobiles (0.5%):
     86,500  Copart, Inc. (b)..........................      2,271
                                                         ---------
Retail--General Merchandise (0.6%):
     40,500  Best Buy Co. (b)(c).......................        658
     99,300  Dollar General (c)........................      2,060
                                                         ---------
                                                             2,718
                                                         ---------
Retail--Specialty Stores (4.5%):
     65,800  Garden Ridge Corp. (b)....................      2,550
    104,300  Just For Feet, Inc. (b)(c)................      3,729
     59,800  Kohls Corp. (b)...........................      3,139
     10,000  Micro Warehouse Inc. (b)..................        433
    101,000  Nine West Group, Inc. (b).................      3,788
    147,100  Office Depot Inc. (b)(c)..................      2,905
     72,600  Staples, Inc. (b)(c)......................      1,770
    115,200  Sunglass Hut International, Inc. (b)......      2,736
                                                         ---------
                                                            21,050
                                                         ---------
Savings & Loans (0.3%):
     92,000  Glendale Federal Bank FSB (b)(c)..........      1,610
                                                         ---------
Securities & Commercial Brokers (0.6%):
     83,500  First Investors Financial Services (b)....        678
     43,600  Mutual Risk Management Ltd. ..............      1,995
                                                         ---------
                                                             2,673
                                                         ---------
 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

Telecommunications Equipment (1.9%):
    105,000  ADC Telecommunications, Inc. (b)..........  $   3,832
     78,100  Applied Digital Access Inc. (b)...........        918
    137,100  Applied Innovation Inc. (b)(c)............      1,611
     30,000  Ascend Communications Inc. (b) ...........      2,434
                                                         ---------
                                                             8,795
                                                         ---------
Textile (1.0%):
    180,500  Shaw Industry (c).........................      2,662
    100,900  Unifi, Inc. (c)...........................      2,232
                                                         ---------
                                                             4,894
                                                         ---------
Timeshare & Software (4.6%):
     98,000  Adobe Systems Inc. (c) ...................      6,076
     45,000  American Online (b).......................      1,687
     72,000  BMC Software (b)(c).......................      3,078
     48,000  Cognos (b)................................      2,142
     67,600  Electronic Arts (b)(c)....................      1,766
     60,000  Fiserv, Inc. (b)..........................      1,800
     64,200  Reynolds & Reynolds.......................      2,496
    150,000  Wonderware Corp. (b)......................      2,569
                                                         ---------
                                                            21,614
                                                         ---------
Utilities--Electric & Gas (1.0%):
     52,500  AES Corp. (b).............................      1,253
     49,200  Enron Global Power & Pipelines............      1,224
     28,500  Enron Oil & Gas (c).......................        684
     46,000  MCN Corp. ................................      1,069
     28,500  Southwest Gas Corp. ......................        502
                                                         ---------
                                                             4,732
                                                         ---------
Utilities--Telephone (1.9%):
    115,000  Mobilemedia Corp. (b) ....................      2,559
    261,000  Nextel Communications, Inc. -
               Class A (b)(c)..........................      3,850
     49,400  Teltrend, Inc. (b)........................      2,309
                                                         ---------
                                                             8,718
                                                         ---------
Wholesale--Specialty (1.5%):
     68,700  Cardinal Health, Inc. ....................      3,761
     69,000  McKesson Corp. ...........................      3,493
                                                         ---------
                                                             7,254
                                                         ---------
  Total Common Stock                                       441,077
                                                         ---------

CONTINUED

----26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

 SHARES OR
 PRINCIPAL                    SECURITY                    MARKET
  AMOUNT                    DESCRIPTION                    VALUE
-----------  ------------------------------------------  ---------
U.S. TREASURY BILLS (0.3%):
      1,435  1/25/96...................................  $   1,430
                                                         ---------
  Total U.S. Treasury Bills                                  1,430
                                                         ---------
INVESTMENT COMPANIES (0.5%):
  2,510,843  Aquila Churchill Cash Reserves Money
               Market..................................      2,511
                                                         ---------
  Total Investment Companies                                 2,511
                                                         ---------
  Total Investments, at value                              445,018
                                                         ---------
REPURCHASE AGREEMENT (6.9%):
 32,323,000  Lehman Brothers 5.96%, 1/2/96
               (collateralized by 33,100,000 Federal
               National Mortgage Assoc. 0.00%, 1/22/96,
               market value--$32,971)..................     32,323
                                                         ---------
  Total Repurchase Agreement                                32,323
                                                         ---------
  Total (Cost--$457,863)(a)                              $ 477,341
                                                         ---------
                                                         ---------

------------

Percentages are based on net assets of $470,129.

      (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $1,410. Cost for federal tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...................................................  $  36,285
Unrealized depreciation...................................................    (18,217)
                                                                            ---------
Net unrealized appreciation...............................................  $  18,068
                                                                            ---------
                                                                            ---------

      (b)  Represents non-income producing security.

      (c)  A portion of this security was loaned as of December 31, 1995.

At December 31, 1995, the Fund's open futures contracts were as follows:

                                                                                OPENING      CURRENT
     # OF                                                                      POSITIONS     MARKET
   CONTRACTS                            CONTRACT TYPE                            (000)        VALUE
---------------  -----------------------------------------------------------  -----------  -----------
          21     S&P 500 March 1996.........................................   $   6,541    $   6,494

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          27----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------
COMMON STOCKS (97.0%):
ARGENTINA (0.8%):
Automotive
    13,605  Ciadea (Renault)...........................  $      71
                                                         ---------
Beverages & Tobacco
        53  Buenos Airos Embottellodora................         56
                                                         ---------
Oil & Gas Exploration, Production & Services
    89,475  Cia Naviera Perez..........................        474
    29,801  YPF Sociedad Anonima Arsio.................        641
                                                         ---------
                                                             1,115
                                                         ---------
Telecommunications
    89,920  Telecom Argentina..........................        424
   258,880  Telefonica de Argentina....................        699
                                                         ---------
                                                             1,123
                                                         ---------
  Total Argentina                                            2,365
                                                         ---------
AUSTRALIA (2.3%):
Banking
   119,800  National Australian Bank Ltd. .............      1,078
   170,900  Westpac Banking Corp. (b)..................        758
                                                         ---------
                                                             1,836
                                                         ---------
Broadcasting & Publishing
    88,900  News Corp. Ltd. ...........................        475
                                                         ---------
Building Products
   220,700  Boral Ltd. ................................        558
   126,700  Pioneer International Ltd. ................        327
                                                         ---------
                                                               885
                                                         ---------
Investment Companies
   104,800  Stockland Trust Group......................        242
                                                         ---------
Diversified
    40,400  South Corp. Holdings Ltd. .................         94
                                                         ---------
Energy
    69,520  Broken Hill Proprietary Co., Ltd. .........        983
                                                         ---------
Industrial Goods & Services
    55,500  CSR Ltd. ..................................        181
                                                         ---------
Insurance
    51,900  FAI Insurances Ltd. .......................         28
                                                         ---------
Manufacturing--Consumer Goods
   137,000  Email Ltd. ................................        326
                                                         ---------
Metals & Mining
    20,800  Newcrest Mining Ltd. ......................         88
    79,400  Western Mining Corp., Holding Ltd. ........        510
                                                         ---------
                                                               598
                                                         ---------
Metals (Non-Ferrous)
   229,000  M.I.M. Holdings Ltd. ......................        317
                                                         ---------

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
AUSTRALIA, CONTINUED:
Retail Stores
    25,729  Coles Myer Ltd. ...........................  $      80
                                                         ---------
Real Estate
   138,000  General Property Trust.....................        244
    81,100  Westfield Trust Units......................        146
                                                         ---------
                                                               390
                                                         ---------
Transportation
    54,600  TNT Ltd. (b) ..............................         72
                                                         ---------
  Total Australia                                            6,507
                                                         ---------
AUSTRIA (1.5%):
Airlines
       950  Austrian Airlines/Oesterreichisch
              Luftverskehrs (b) .......................        158
                                                         ---------
Banking & Financial Services
    13,650  Bank of Austria............................      1,103
     1,950  Bank of Austria, Participating
              Certificates.............................         77
     6,050  Creditanstalt Bankverein...................        336
                                                         ---------
                                                             1,516
                                                         ---------
Beverages & Tobacco
       850  Osterreichische Brau Beteiligungs..........         39
                                                         ---------
Building Products
     2,830  Constantia Industries Holding (b) .........        157
       975  Radex-Heraklith Indutriebeteiligun.........         30
     1,575  Wienerberger Baustoffindustrie AG..........        313
                                                         ---------
                                                               500
                                                         ---------
Chemicals
     1,400  Lenzing AG.................................        118
                                                         ---------
Containers & Packaging
       610  Constantia Verpackungen....................         41
                                                         ---------
Environmental Services
       250  BWT AG.....................................         26
                                                         ---------
Insurance
     1,100  EA Generali AG.............................        330
                                                         ---------
Manufacturing--Consumer Goods
     6,500  Steyr-Daimler-Puch AG......................        112
                                                         ---------
Oil & Gas Exploration, Production & Services
     3,450  OEMV AG....................................        300
                                                         ---------
Utilities--Electric
     5,350  Osterreichische Elekrizitaitswirts AG (b)..        322
                                                         ---------
  Total Austria                                              3,462
                                                         ---------
BELGIUM (1.9%):
Airlines
     2,990  ACEC-Union Miniere SA (b)..................        200
                                                         ---------

CONTINUED

----28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
BELGIUM, CONTINUED:
Banking
       346  Kredietbank................................  $      95
     1,302  Kredietbank VVPR...........................        355
                                                         ---------
                                                               450
                                                         ---------
Chemicals
     1,353  Solvay et Cie..............................        731
                                                         ---------
Commitments
     1,017  Generale de Banque.........................        360
                                                         ---------
Energy
     2,236  Petrofina SA NPV...........................        684
                                                         ---------
Industrial Holding Company
     1,116  GP Bruxelles Lambert - PS..................        155
                                                         ---------
Insurance
     1,592  Foritg AG..................................        194
       699  Royale Belge SA............................        140
                                                         ---------
                                                               334
                                                         ---------
Merchandising
    18,051  Delhaize Le Lion - PS......................        748
                                                         ---------
Utilities--Gas & Electric
     5,597  Electrabel NPV.............................      1,331
                                                         ---------
  Total Belgian                                              4,993
                                                         ---------
BRAZIL (0.9%):
Iron/Steel
 3,589,000  Sioerurgica Nacional CSN...................         74
                                                         ---------
Food Products
   141,000  Sadia Concordia SA.........................        104
                                                         ---------
Oil & Gas Exploration, Production & Services
   886,000  Petroleo Brasiliero SA.....................         76
                                                         ---------
Steel
 2,591,000  Cia Vale Do Rio Doce.......................        528
                                                         ---------
Tobacco
    13,000  Souza Cruz.................................         73
                                                         ---------
Telecommunications
 5,392,819  Telec Brasileiras SA.......................        209
 5,268,000  Telecomunicacoes...........................        254
   828,000  Telesp Tel Sao Paulo.......................        120
                                                         ---------
                                                               583
                                                         ---------
Utilities--Electric
 1,589,000  Centrais Electricas........................        430
   355,000  Light Servicos de Electricidade............        113
                                                         ---------
                                                               543
                                                         ---------
  Total Brazil                                               1,981
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
DENMARK (1.2%):
Agriculture
       250  Korn-Og Foderstof Kompagniet AS............  $      11
                                                         ---------
Banking & Financial Services
     4,900  Danske Bank................................        339
     3,750  Unidanmark A/S A...........................        186
                                                         ---------
                                                               525
                                                         ---------
Beverages & Tobacco
     3,550  Carlsberg AG...............................        199
     2,650  Carlsberg AG - B...........................        148
                                                         ---------
                                                               347
                                                         ---------
Commercial Services
     2,850  ISS - International Service System - Class
              A........................................         64
                                                         ---------
Electrical & Electronic
       150  NKT Holdings AS............................          7
                                                         ---------
Engineering
     2,250  FLS Industries A/S B.......................        174
                                                         ---------
Food Products & Services
       600  Superfos AS................................         53
                                                         ---------
Food & Household Products
     3,072  Royal Copenhagen A/S Class A...............        277
                                                         ---------
Pharmaceuticals
     3,100  Novo Nordisk A/S B.........................        425
                                                         ---------
Transportation & Shipping
        13  D/S 1912 - B...............................        249
         9  D/S Svendborg - B..........................        248
       300  J. Lauritzen Holdings A/S..................         33
                                                         ---------
                                                               530
                                                         ---------
Telecommunications
    12,650  Tele Danmark AS Class B....................        692
                                                         ---------
  Total Denmark                                              3,105
                                                         ---------
FINLAND (0.6%):
Banking & Financial Services
   135,320  Kansallis-Yhtyma OY (b)....................        112
    40,400  Meria Ltd. ................................        103
                                                         ---------
                                                               215
                                                         ---------
Forest Products
    16,400  Kymmene OY.................................        435
    11,400  Repola OY SI...............................        215
                                                         ---------
                                                               650
                                                         ---------
Insurance
     1,200  Sampo Insurance Co. A Free.................         64
                                                         ---------

CONTINUED

                                                                          29----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
FINLAND, CONTINUED:
Telecommunications
     6,500  Nokia AB - A Shares........................  $     257
     8,000  Nokia AB - K Shares........................        315
                                                         ---------
                                                               572
                                                         ---------
  Total Finland                                              1,501
                                                         ---------
FRANCE (9.4%):
Automotive
     4,350  Peugeot Citroen SA (b).....................        575
                                                         ---------
Banking
    19,400  Banque National de Paris...................        876
    10,750  Compagnie de Suez..........................        590
    19,950  Compagnie Financiere de Paribas............        824
     5,273  Societe Generale de Paris..................        652
                                                         ---------
                                                             2,942
                                                         ---------
Banking & Financial Services
     1,950  Credit Foncier de France...................         28
                                                         ---------
Beverages & Tobacco
     8,140  LVMH Moet Hennessy Louis Vuitton...........      1,698
     8,120  Pernod Ricard..............................        462
                                                         ---------
                                                             2,160
                                                         ---------
Building Products
     1,300  Imetal.....................................        156
     6,858  Lafarge Coppee.............................        442
                                                         ---------
                                                               598
                                                         ---------
Business Services
     7,150  Compagnie Generale Des Eaux................        715
     3,250  Havas SA...................................        258
                                                         ---------
                                                               973
                                                         ---------
Chemicals
     5,455  Air Liquid.................................        905
    26,850  Rhone Poulenc SA...........................        576
                                                         ---------
                                                             1,481
                                                         ---------
Commercial Services
     1,650  Ecco SA....................................        250
                                                         ---------
Construction
     3,700  Bouygues...................................        373
                                                         ---------
Defense
       450  Sagem......................................        253
     8,350  Thomson CSF................................        186
                                                         ---------
                                                               439
                                                         ---------
Diversified
     7,750  Lagardere Group............................        143
     7,750  Lagardere Group Warrants...................          3
                                                         ---------
                                                               146
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:

Electrical & Electronics
    11,800  Alcatel Alsthom............................  $   1,019
     2,000  Legrand (b)................................        309
    10,900  Schneider SA...............................        373
                                                         ---------
                                                             1,701
                                                         ---------
Energy
    21,350  Societe Elf Aquitane SA....................      1,575
    17,850  Total SA, Class B..........................      1,206
                                                         ---------
                                                             2,781
                                                         ---------
Food Products & Services
     5,250  Danone Group...............................        867
                                                         ---------
Food & Household Products
     4,450  Eridania Beghin Say........................        764
                                                         ---------
Health & Personal Care
     4,450  L'Oreal....................................      1,193
     7,260  Sanofi SA..................................        466
                                                         ---------
                                                             1,659
                                                         ---------
Industrial Goods & Services
     7,550  Michelin B.................................        302
                                                         ---------
Industrial Holding Companies
       440  Chargeurs..................................         88
     3,700  Lyonnaise des Eaux Dumez...................        357
                                                         ---------
                                                               445
                                                         ---------
Insurance
    12,450  Axa SA.....................................        840
                                                         ---------
Leisure
     4,350  Accor SA...................................        564
                                                         ---------
Machinery & Equipment
     8,200  Carnoud Metal Box - SA.....................        376
                                                         ---------
Manufacturing--Consumer Goods
     6,000  BIC........................................        611
                                                         ---------
Miscellaneous Materials & Commodities
     4,950  Compagnie de St. Gobain (b)................        549
                                                         ---------
Merchandising
     1,680  Carrefour..................................      1,021
     1,500  Pinault-Printemps Redoute (b)..............        300
     1,200  Promodes...................................        282
                                                         ---------
                                                             1,603
                                                         ---------
Oil & Gas Exploration, Production & Services
       750  Compagnie Francaise de Petroleum Total
              Certificates Petroliers (b)..............         35
                                                         ---------

CONTINUED

----30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
Textile Products
     1,150  Dollfus - Mieg & Cie.......................  $      47
                                                         ---------
  Total France                                              23,109
                                                         ---------
GERMANY (14.7%):
Airlines
     3,680  Lufthansa AG (b)...........................        510
                                                         ---------
Automotive
     6,510  Daimler Benz AG............................      3,293
     1,060  Man AG.....................................        294
     3,670  Volkswagen AG..............................      1,233
                                                         ---------
                                                             4,820
                                                         ---------
Banking
     7,410  Bayer AG...................................      1,971
    19,100  Bayer Hypotheken - und Wechsel - Bank AG...        483
    17,300  Bayerische Vereins AG (b)..................        520
    46,900  Deutsche Bank AG...........................      2,231
    50,850  Dresdner Bank AG...........................      1,366
                                                         ---------
                                                             6,571
                                                         ---------
Building Materials
       539  Heidelberger Zement........................        338
                                                         ---------
Business Services
     6,900  SAP AG.....................................      1,070
                                                         ---------
Chemicals
     4,780  BASP AG....................................      1,079
     1,500  Degussa....................................        506
                                                         ---------
                                                             1,585
                                                         ---------
Conglomerates
     2,780  Preussag AG................................        786
    62,300  Veba AG....................................      2,673
     2,490  Viag AG....................................      1,028
                                                         ---------
                                                             4,487
                                                         ---------
Construction
       900  Hochtief AG................................        385
                                                         ---------
Diversified
       490  Linotype - Hell AG (b).....................         50
                                                         ---------
Electrical & Electronic
     6,810  Siemens AG.................................      3,749
                                                         ---------
Engineering
     6,000  AGIV AG....................................        131
       220  Bilfinger & Berger Bau AG..................         84
     4,540  Mannesmann.................................      1,448
                                                         ---------
                                                             1,663
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:

Health Care
     4,500  Schering AG................................  $     300
                                                         ---------
Insurance
     2,474  Allianz AG Holdings (b)....................      4,868
       550  AMB - AAchener und Muenchener -
              Beteiligungs.............................        389
       247  CKAG Colonia Knozern AG....................        207
       855  Muenshener Ruechver - Sicherungs
              Gesellschaft.............................      1,822
                                                         ---------
                                                             7,286
                                                         ---------
Machinery & Equipment
    11,350  Kloeckner, Humbolt-Deutz AG (b)............         68
       490  Linde AG (b)...............................        291
                                                         ---------
                                                               359
                                                         ---------
Manufacturing--Consumer Goods
       220  Salamander AG..............................         35
                                                         ---------
Metals & Mining
       900  Fag Kugelfischer George Schaefer
              Kommanditgesellschaft Auf Aktien (b).....        116
     3,265  Thyssen AG (b).............................        597
                                                         ---------
                                                               713
                                                         ---------
Personal Care Products
       430  Beirsdorf AG...............................        296
                                                         ---------
Retail Stores
       580  Asko Deutsche Kaushaus AG..................        302
       500  Karstadt AG................................        206
     1,170  Kaufhof Holdings AG........................        357
                                                         ---------
                                                               865
                                                         ---------
Retail--General Merchandise
     3,100  Douglas Holdings...........................        110
                                                         ---------
Textile Products
       150  Escada AG..................................         27
                                                         ---------
Utilities--Oil & Gas
     6,547  RWE - Rheinisch - Westfaelisches
              Elektrizitaetswerk AG....................      2,385
                                                         ---------
  Total Germany                                             37,604
                                                         ---------
GREECE (1.1%):
Agriculture
     8,650  Hellenic Sugar Industry....................        112
                                                         ---------
Banking & Financial Services
     9,640  Alpha Credit Bank..........................        558
     9,931  Commercial Bank of Greece..................        373

CONTINUED

                                                                          31----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
GREECE, CONTINUED:
Banking & Financial Services, continued:
     9,330  Ergo Bank..................................  $     372
     6,940  National Bank of Greece....................        355
                                                         ---------
                                                             1,658
                                                         ---------
Beverages & Tobacco
    11,050  Hellenic Bottling Co. .....................        362
                                                         ---------
Building Products
    41,820  Heracles General Cement Co. ...............        398
                                                         ---------
Telecommunications
     2,900  Intracom SA (b)............................         63
                                                         ---------
  Total Greece                                               2,593
                                                         ---------
HONG KONG (0.8%):
Airlines
    95,000  Cathay Pacific Airways Ltd. ...............        145
                                                         ---------
Warrants--Foreign Securities
    16,400  Applied International Holdings (b).........          1
                                                         ---------
Banking
    57,700  Bank of East Asia..........................        207
                                                         ---------
Banking & Financial
    26,440  Wing Ling Bank.............................        148
                                                         ---------
Broadcasting & Publishing
    36,000  Television Broadcasts......................        128
                                                         ---------
Conglomerates
    68,000  Swire Pacific Ltd. A.......................        528
                                                         ---------
Electronic Components/Instruments
   252,000  Applied International Holdings Ltd. .......         23
                                                         ---------
Industrial Holding Company
   145,000  Hutchison Whampoa..........................        883
                                                         ---------
Printing & Publishing
   263,000  Oriental Press Group Ltd. .................         80
                                                         ---------
Telecommunications
   106,000  Hong Kong Telecommunications...............        189
                                                         ---------
  Total Hong Kong                                            2,332
                                                         ---------
INDONESIA (1.3%):
Auto Parts
   167,000  Astra International PT - Foreign
              Registry.................................        345
                                                         ---------
Agriculture
    53,000  Smart (b)..................................         30
    86,000  Sinar Mas Agro Res.........................         48
                                                         ---------
                                                                78
                                                         ---------
Banking & Financial Services
    60,500  Bank International Indonesia PT............        201
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
INDONESIA, CONTINUED:
Banking & Financial Services, continued:
   136,000  Bank International Indonesia PT -
              Foreign Registry.........................  $     309
                                                         ---------
                                                               510
                                                         ---------
Building Products
    83,000  Indocement Tunggal Prakarsa PT - Foreign
              Registry.................................        327
                                                         ---------
Forest Products
   203,000  Barito Pacific Timber......................        149
     2,400  Init Indorayon.............................         35
     5,975  Init Indorayon Utama - Foreign Registry....        174
                                                         ---------
                                                               358
                                                         ---------
Textile Products
   500,000  Polysindo Eka Perkasa PT (Local Market)....        284
   746,000  Polysindo Eka Perkasa PT - Foreign
              Registry (b).............................        424
                                                         ---------
                                                               708
                                                         ---------
Tobacco
    41,500  Gudang Garam...............................        434
    45,500  Hanjaya Mandala Sampoerna..................        474
                                                         ---------
                                                               908
                                                         ---------
Telecommunications
   107,500  Indosat PT.................................        390
                                                         ---------
  Total Indonesia                                            3,624
                                                         ---------
IRELAND (0.2%):
Banking & Financial Services
    55,400  Allied Irish Banks.........................        300
                                                         ---------
Beverages & Tobacco
    58,400  James Crean PLC............................        183
                                                         ---------
  Total Ireland                                                483
                                                         ---------
ITALY (6.6%):
Agriculture
   166,100  Parmalat Finanziaria SPA (b)...............        144
                                                         ---------
Automotive
   525,300  Fiat SPA...................................      1,709
   149,400  Fiat SPA Privileged (b)....................        273
   106,100  Fiat SPA di Risp non convertible (b).......        188
                                                         ---------
                                                             2,170
                                                         ---------
Banking
   378,000  Banca Commerciale Italiana.................        808
   160,700  Banca Nazionale Dell'agricoltura SPA.......        107
    82,800  Banco Ambrosiano Veneto SPA................        226
   344,000  Credito Italiano...........................        401

CONTINUED

----32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
ITALY, CONTINUED:
Banking, continued:
   112,600  Istituto Bancario san Paolo di Torina......  $     667
    28,800  Ras Savings................................        177
                                                         ---------
                                                             2,386
                                                         ---------
Building Products
    28,000  Italcementi SPA (b)........................        168
                                                         ---------
Chemicals
   832,100  Montedison SPA.............................        558
                                                         ---------
Computer Hardware
   202,300  C Olivetti Ing & Co. SPA (b)...............        162
                                                         ---------
Engineering
   145,000  Impregilo SPA (b)..........................        123
                                                         ---------
Financial Services
   133,000  Fidis Italian..............................        255
    68,720  Mediobanca Banca Di Credito Fina...........        476
                                                         ---------
                                                               731
                                                         ---------
Forest Products
    44,204  SME STA Meridionale Finanz Itlio...........         91
                                                         ---------
Insurance
   163,980  Assicorazioni Generali SPA.................      3,974
    22,600  La Previdenta Assicurazoni SPA.............        150
    51,300  Ras - Riuniune Adriatici de Sicurta SPA....        583
    62,800  Sai - Societa Assicuratrice Industriale
              SPA......................................        643
                                                         ---------
                                                             5,350
                                                         ---------
Oil & Gas Exploration, Production & Services
    57,700  Saipem Italian.............................        133
                                                         ---------
Paper Products
    25,500  Burgo (Cartiere) Spaitalian................        127
                                                         ---------
Retail Stores
    35,600  La Rinascente..............................        216
                                                         ---------
Steel
    19,800  Acciaerie e Ferriere, Lombarde, Falck
              SPA(b)...................................         44
                                                         ---------
Textile Products
    27,800  Benetton Group SPA.........................        331
                                                         ---------
Tire & Rubber
    24,900  Pirelli SPA (b)............................        311
                                                         ---------
Transportation & Shipping
   206,000  Alitalia Italian...........................         84
                                                         ---------
Telecommunications
   994,660  Telecom Italia.............................      1,549
   214,400  Telecom Italia Mobile di Risp..............        226
   994,660  Telecom Italia Mobile SPA..................      1,752
   214,400  Telecom Italia SPA.........................        263
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
ITALY, CONTINUED:
Telecommunications, continued:
    55,700  Sirti Italian..............................  $     313
                                                         ---------
                                                             4,103
                                                         ---------
Utilities--Gas
   106,900  Italgas....................................        326
                                                         ---------
Utilities--Gas & Electric
    92,400  Edison SPA.................................        398
                                                         ---------
  Total Italy                                               17,956
                                                         ---------
JAPAN (29.5%):
Agriculture
    25,000  Beet Sugar Manufacturing...................        111
                                                         ---------
Aluminum
    10,000  Nipon Light Metal..........................         57
                                                         ---------
Appliances & Household Products
    80,000  Matsushita Elect Industrial................      1,303
    11,000  Pioneer Electronic Corp. ..................        201
    56,000  Sanyo Electric Co. ........................        323
    52,000  Sharp......................................        832
    15,000  Sony Corp. ................................        900
                                                         ---------
                                                             3,559
                                                         ---------
Automotive
    39,000  Honda Motor................................        805
   134,000  Nissan Motors..............................      1,030
    14,000  Toyota Auto Loan...........................        251
   161,000  Toyota Motor Co. ..........................      3,418
                                                         ---------
                                                             5,504
                                                         ---------
Banking
    74,000  Asahi Bank Ltd. ...........................        933
    73,000  Bank of Tokyo..............................      1,281
    78,000  Bank of Yokohama Ltd. .....................        639
    75,000  Chiba bank.................................        676
   135,000  Dai-Ichi Kangyo Bank.......................      2,657
   124,000  Fuji Bank..................................      2,741
    30,000  Joyo Bank..................................        241
    50,000  Mitsui Trust & Banking Co. ................        548
   143,000  Sakura Bank................................      1,816
    30,000  Shizuoka Bank..............................        378
   130,000  Sumitomo Bank Ltd. ........................      2,760
   102,000  The Industrial Bank of Japan...............      3,095
    90,000  Tokai Bank.................................      1,256
                                                         ---------
                                                            19,021
                                                         ---------
Banking & Financial Services
    23,000  Gumna Bank.................................        247
                                                         ---------
Basic Industry
    42,000  Sekisui Chemial............................        619
                                                         ---------

CONTINUED

                                                                          33----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Beverages & Tobacco
     3,000  Asahi Breweries Ltd. ......................  $      35
    49,000  Kirin Brewery Co., Ltd. ...................        580
    36,000  Takara Shuzo Co., Ltd. ....................        344
                                                         ---------
                                                               959
                                                         ---------
Building Products
    20,000  Onoda Cement Co. ..........................        107
     8,000  Tostem Corp. ..............................        266
                                                         ---------
                                                               373
                                                         ---------
Chemicals
    72,000  Asahi Chemical Industry....................        552
    97,000  Denki Kagaku Kogyo K.K. (b)................        353
    12,000  Nippon Shokubai K.K. Co. ..................        118
    32,000  Kaneka Corp. ..............................        202
    53,000  Konica Corp. ..............................        384
    26,000  Kureha Chemical Industry...................        122
    36,000  Mitsubishi Chemical........................        175
    51,000  Mitsui Taotsu Chemical.....................        205
    14,000  NOF Corp. .................................         76
     8,000  Shin-Etsu Chemical.........................        166
    59,000  Shon Denko K.K. ...........................        185
   100,000  Sumitomo Chemical Co., Ltd. ...............        499
    27,000  Takeda Chemical Industries.................        445
    75,000  Toray......................................        494
    72,000  Tosoh Corp. ...............................        347
    74,000  UBE Industries Co. (b).....................        280
                                                         ---------
                                                             4,603
                                                         ---------
Construction
    32,000  Aoki Corp. (b) ............................        134
    17,000  Daiwa House Insdustry Co., Ltd. ...........        280
    22,000  Haseko Corp. ..............................         89
    56,000  Kumagai Gumi Co., Ltd. ....................        225
    12,000  Misawa Homes Co., Ltd. ....................        106
    18,000  Okumura Corp. .............................        164
    20,000  Penta-Ocean Construction Co., Ltd. ........        155
    24,000  Sekisui House Ltd. ........................        307
    25,000  Shimizu Construction.......................        256
    43,000  Taisei Construction........................        287
                                                         ---------
                                                             2,003
                                                         ---------
Consumer Goods & Services
    40,000  Citizen Watch..............................        306
    31,000  Nippon Sheet Glass.........................        135
    45,000  Toto.......................................        628
                                                         ---------
                                                             1,069
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:

Data Processing & Reproduction
    65,000  Fujitsu Ltd. ..............................  $     725
                                                         ---------
Distribution
    72,000  Itochu Corp. ..............................        485
                                                         ---------
Diversified
     9,000  Amano Corp. ...............................        113
    10,000  Seiko Corp. ...............................         89
    18,000  Yamaha Corp. ..............................        325
                                                         ---------
                                                               527
                                                         ---------
Utilities--Electric
    37,300  Kansai Electric Power, Inc. ...............        904
    22,200  Tohoku Electric Power......................        536
    54,500  Tokyo Electric Power.......................      1,458
                                                         ---------
                                                             2,898
                                                         ---------
Electrical & Electronics
     8,000  Kyocera Corp. .............................        595
   116,000  Mitsubishi Electric........................        836
    17,000  Omron Corp. ...............................        392
     5,000  Rohm.......................................        282
                                                         ---------
                                                             2,105
                                                         ---------
Electronic Components/Instruments
    11,000  Fanuc Co. Ltd. ............................        477
     3,100  Hirose Electric............................        178
   125,000  Hitachi Ltd. ..............................      1,260
    68,000  NEC Corp. .................................        831
    23,000  Yokogawa Electric..........................        218
                                                         ---------
                                                             2,964
                                                         ---------
Energy
    26,000  Cosmo Oil Co., Ltd. .......................        142
    44,000  Energy Corp. (Nikko Kyodo)                         148
    50,000  Nippo Oil Co., Ltd. .......................        314
                                                         ---------
                                                               604
                                                         ---------
Engineering
     9,000  Daito Trust Construction Co. ..............        106
    36,000  Fujita Corp. (b)...........................        163
    33,000  Hazama Gumi (b)............................        141
    33,000  Kajima Corp................................        326
     9,000  Kinden Corp. ..............................        154
    19,000  Nishimatsu Construction....................        223
    53,000  Obayashi Gumi..............................        421
     6,000  TOA Corp. .................................         44
                                                         ---------
                                                             1,578
                                                         ---------

CONTINUED

----34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Entertainment
     8,000  Tokyo Dome Corp. ..........................  $     137
                                                         ---------
Financial Services
    65,000  Daiwa Securities Ltd. .....................        996
    59,000  Mitsubishi Trust & Banking Co. ............        984
    83,000  Nomura Securities Co. .....................      1,810
    11,000  Nippon Shinpan Co. ........................         83
     6,000  Orix Corp. ................................        247
    43,000  Yasuda Trust & Banking.....................        255
                                                         ---------
                                                             4,375
                                                         ---------
Food Products & Services
    12,000  House Foods Industry.......................        216
                                                         ---------
Food & Household Products
    13,000  Ajinomoto Co., Inc. .......................        145
    39,000  Kao Corp. .................................        484
    10,000  Nippon Meat Packers, Inc. .................        145
     4,000  Nissin Food Products.......................         94
                                                         ---------
                                                               868
                                                         ---------
Forest Products
    26,000  Daishowa Seishi............................        202
    22,000  Honshu Paper Co., Ltd. ....................        135
    44,000  Nippon Paper Industries....................        306
    28,000  New Oji Paper..............................        253
                                                         ---------
                                                               896
                                                         ---------
Health & Personal Care
     9,000  Chugai Pharmaceutical Ltd. ................         86
    20,000  Kyowa Hakko Kogyo Co., Ltd. ...............        189
    21,000  Lion Corp. ................................        124
    14,000  Sankyo Co. ................................        315
    23,000  Yamanouchi Pharmaceutical Co., Ltd. .......        495
                                                         ---------
                                                             1,209
                                                         ---------
Hotels & Lodging
     5,000  Fujita Kanko, Inc. ........................        110
                                                         ---------
Industrial Goods & Services
    19,000  Bridgestone Corp. .........................        302
    33,000  Mitsui Engineering & Shipbuilding..........         92
    14,000  NGK insulators Ltd. .......................        140
    24,000  Nippon Denso Ltd. .........................        449
    15,000  Sumitomo Electric Industries...............        180
                                                         ---------
                                                             1,163
                                                         ---------
Insurance
    13,000  Nichido Fire & Marine Insurance Co. .......        105
    11,000  Nippon Fire & Marine Insurance Co. ........         75
    22,000  Sumitomo Marine & Fire Insurance Co. ......        181
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  --------

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Insurance, continued:

    14,000  Mitsui Marine & Fire Insurance Co. ........  $     100
    43,000  Tokio Marine & Fire Insurance Co. .........        562
                                                         ---------
                                                             1,023
                                                         ---------
Leasing
    45,000  Yamato Transport...........................        537
                                                         ---------
Machinery & Equipment
    20,000  Chiyoda Chemcial Engineering...............        198
     9,000  Daifuku....................................        127
    15,000  Daikin Industries..........................        147
     7,000  Ebara......................................        102
    10,000  Kimatsu....................................         82
    40,000  Koyo Seiko Co., Ltd. ......................        365
    26,000  Kubota Corp. ..............................        168
    74,000  Mitsubishi Heavy Industries................        590
     4,000  Mori Seiki.................................         90
    58,000  Nitgata Engineering........................        183
    25,000  NSK Ltd. ..................................        182
    32,000  Minebea Co., Ltd. .........................        269
    37,000  NTN Corp. .................................        248
     6,000  Tokyo Electron Ltd. .......................        233
                                                         ---------
                                                             2,984
                                                         ---------
Manufacturing--Capital Goods
     6,000  Fujikura...................................         39
     4,000  Kokuyo Co., Ltd. ..........................         93
     4,000  Makita Corp. ..............................         64
    10,000  Murata Manufacturing.......................        368
    22,000  Noritake Co., Ltd. ........................        188
    22,000  Topy Industries Co. .......................        101
                                                         ---------
                                                               853
                                                         ---------
Manufacturing--Consumer Goods
    27,000  Asahi Optical Co. (b)......................        130
    63,000  Asics Corp. ...............................        193
    27,000  Canon......................................        489
    13,000  Fuji Photo Film Ltd. ......................        376
     4,000  Sega Enterprise............................        221
                                                         ---------
                                                             1,409
                                                         ---------
Materials
    15,000  Sumitomo Cement............................         70
                                                         ---------
Miscellaneous Materials & Commodities
    20,000  Asahi Glass Co., Ltd. .....................        223
                                                         ---------
Merchandising
    28,000  Ito Yokado.................................      1,726
    14,000  Jusco Ltd. ................................        365

CONTINUED

                                                                          35----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Merchandising, continued:
    10,000  Marui......................................  $     208
    19,000  Seven-Eleven Japan Ltd. ...................      1,341
                                                         ---------
                                                             3,640
                                                         ---------
Metals & Mining
    32,000  Furukawa Electric..........................        157
    66,000  Japan Steel Works..........................        189
    30,000  Mitsui Mining & Smelting (b)...............        121
    14,000  Sumitomo Metal & Mining (b)................        126
                                                         ---------
                                                               593
                                                         ---------
Metals
    67,000  Mitsubishi Material Corp. .................        347
                                                         ---------
Office Equipment & Services
    18,000  Dai Nippon Printing Co., Ltd. .............        305
    49,000  Ricoh Co., Ltd. ...........................        537
                                                         ---------
                                                               842
                                                         ---------
Oil & Gas Exploration, Production & Service
     2,000  Arabian Oil Co. ...........................         83
    14,000  Teikoko Oil................................         95
                                                         ---------
                                                               178
                                                         ---------
Oil & Gas Transmission
    10,000  Iwatani International Corp. ...............         53
    17,000  Mitsubishi Oil Co. ........................        151
                                                         ---------
                                                               204
                                                         ---------
Packaging
     7,000  Toyo Seikan Kaisha.........................        210
                                                         ---------
Pharmaceuticals
    12,000  Meiji Seika................................         72
    13,000  Shionogi & Co. ............................        110
    18,000  Taisho Pharmacuetical......................        356
                                                         ---------
                                                               538
                                                         ---------
Restaurants
     8,000  Skylark....................................        147
                                                         ---------
Retail Stores
    24,000  Daiei, Inc. ...............................        291
    10,000  Hankyo Dept. Stores........................        148
    12,000  Isetan.....................................        198
    52,000  Nichii Co., Ltd. ..........................        691
    26,000  Takashimaya Co. ...........................        416
                                                         ---------
                                                             1,744
                                                         ---------
Real Estate
    51,000  Mitsubishi Estate Co. .....................        638
    29,000  Misui Fudosan..............................        357
                                                         ---------
                                                               995
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:

Services
     6,000  Secom......................................  $     418
    35,000  Toppan Printing............................        461
                                                         ---------
                                                               879
                                                         ---------
Steel
    53,000  Daido Steel Co. ...........................        267
   164,000  Kawasaki Steel Corp. (b)...................        572
   161,000  Kobe Steel (b).............................        498
    12,000  Mitsubishi Steel Manufacturing.............         63
   199,000  Nippon Kokan...............................        536
   280,000  Nippon Steel Corp. ........................        961
   125,000  Sumitomo Metal Industries..................        379
                                                         ---------
                                                             3,276
                                                         ---------
Storage
    34,000  Mitsui-Soko................................        273
                                                         ---------
Textile Products
   244,000  Kanebo Ltd. ...............................        606
    15,000  Kurabo Industries..........................         57
    13,000  Kuraray Co., Ltd. .........................        143
    13,000  Nisshinbo Industries.......................        126
    12,000  Teijin.....................................         61
    27,000  Toyobo.....................................         97
    48,000  Unitika, Ltd. (b)..........................        146
                                                         ---------
                                                             1,236
                                                         ---------
Transportation & Shipping
     8,000  Kamigumi Co., Ltd. ........................         77
    29,000  Keihin Electric Express Railway............        174
    18,000  Mitsui O.S.K. Lines, Ltd. (b)..............         58
    27,000  Nippon Yusen...............................        157
     9,000  Seind Transportation.......................        151
                                                         ---------
                                                               617
                                                         ---------
Transportation--Airlines
   115,000  Japan Air Lines (b)........................        764
    18,000  Tobu Railway...............................        113
                                                         ---------
                                                               877
                                                         ---------
Transportation--Road & Railroad
    73,000  Hankyu Corp. ..............................        400
   137,000  Kinki Nippon Railway (b)...................      1,036
    47,000  Nippon Express Co. ........................        453
    34,000  Odakyu Railway.............................        232
    46,000  Tokyo Corp. ...............................        325
                                                         ---------
                                                             2,446
                                                         ---------

CONTINUED

----36

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Utilities--Gas & Electric
    82,000  Osaka Gas Co., Ltd. .......................  $     284
                                                         ---------
Utilities--Gas
    92,000  Tokyo Gas Ltd. ............................        325
                                                         ---------
Wholesale & International Trade
   123,000  Marubenii Corp. ...........................        667
    59,000  Mitsubishi Corp. ..........................        726
    59,000  Mitsui & co. ..............................        518
    40,000  Sumitomo Corp. ............................        407
                                                         ---------
                                                             2,318
                                                         ---------
  Total Japan                                               88,053
                                                         ---------
MALAYSIA (0.4%):
Agriculture
     8,000  Highlands & Lowlands Berhad................         13
            Industrial Oxygen, Inc. Berhad.............        143
                                                         ---------
                                                               156
                                                         ---------
Building Products
    63,000  Pan Malaysia Cement Works..................         66
                                                         ---------
Engineering
    86,000  Promet Berhad (b)..........................         86
                                                         ---------
Financial Services
    99,000  Idris Hydraulic Berhad (b).................        117
    94,000  Rashid Hussain Bhd.........................        281
                                                         ---------
                                                               398
                                                         ---------
Food Products & Services
    37,000  Nestle Berhad..............................        271
                                                         ---------
Forest Products
    20,500  Land & General Holdings....................         45
                                                         ---------
Hotels & Lodging
   147,500  Faber Group (b)............................        126
                                                         ---------
Utilities--Electric
    16,000  Tenaga Nasional Berhad.....................         63
                                                         ---------
  Total Malaysia                                             1,211
                                                         ---------
MEXICO (0.4%):
Building Products
    21,330  Cementos de Mexico, Class A................         70
    16,200  Cementos de Mexico, Class B (b)............         58
    17,960  Tolmex S.A., Series B2.....................         81
                                                         ---------
                                                               209
                                                         ---------
Diversified
    33,500  Grupo Carso S.A., Series A1 (b)............        179
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------


COMMON STOCKS, CONTINUED:
MEXICO, CONTINUED:

Food & Household Products
    29,000  Kimberly-Clark de Mexico-A.................  $     438
                                                         ---------
Merchandising
    51,000  Cifra S.A. de C.V., Series C...............         52
                                                         ---------
Telecommunications
    29,880  Telefonos de Mexico S.A., Class L..........         46
   203,000  Vitro S.A. ................................        324
                                                         ---------
                                                               370
                                                         ---------
  Total Mexico                                               1,248
                                                         ---------
NETHERLANDS (2.5%):
Appliances & Household Products
    11,100  Philips Electronics........................        402
                                                         ---------
Banking
    20,150  ABN Amro Holdings NV.......................        919
                                                         ---------
Beverages & Tobacco
     1,625  Heineken NV................................        289
                                                         ---------
Broadcasting & Publishing
    21,000  Elsevier NV................................        280
                                                         ---------
Chemicals
     5,500  Akzo Nobel NV..............................        637
                                                         ---------
Energy
    19,850  Royal Dutch Petrooeum Co. NV...............      2,776
                                                         ---------
Insurance
     3,700  Internationale Nederlanden Group...........        508
     7,600  Unilever NV................................        520
                                                         ---------
                                                             1,028
                                                         ---------
  Total Netherlands                                          6,331
                                                         ---------
NEW ZEALAND (0.4%):
Appliances & Household Products
    52,200  Fisher & Paykel Industries.................        159
                                                         ---------
Beverages & Tobacco
    78,200  Lion Nathan, Ltd. .........................        186
                                                         ---------
Broadcasting & Publishing
    34,837  Wilson & Horton, Ltd. .....................        208
                                                         ---------
Telecommunications
   115,800  Telecom Corp. of New Zealand...............        500
                                                         ---------
  Total New Zealand                                          1,053
                                                         ---------
NORWAY (0.7%):
Engineering
     6,090  Kvaerner A/S, Series A.....................        216
                                                         ---------
Entertainment
    42,880  NCL Holdings...............................         34
                                                         ---------

CONTINUED

                                                                          37----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
NORWAY, CONTINUED:
Forest Products
     6,640  Norske SkogsindustrierA/S B................  $     184
                                                         ---------
Medical Equipment & Supplies
    12,800  Hafslund Nycomed A/S A.....................        325
                                                         ---------
Oil & Gas Exploration, Production & Services
     8,400  Aker A/S, Series A.........................        112
     5,880  Aker A/S, Series B.........................         72
    24,240  Norsk Hydro A/S............................      1,020
                                                         ---------
                                                             1,204
                                                         ---------
  Total Norway                                               1,963
                                                         ---------
PHILLIPINES (0.8%):
Banking & Financial Services
     9,130  Metropolitan Bank..........................        177
    15,390  Philippine National Bank (b)...............        170
                                                         ---------
                                                               347
                                                         ---------
Beverages & Tobacco
    49,670  San Miguel Corp., Class B..................        169
                                                         ---------
Diversified
   162,960  Ayala Corp., Class B.......................        199
                                                         ---------
Oil & Gas Exploration, Production & Services
   665,700  Petron Corp. ..............................        343
                                                         ---------
Real Estate
   508,750  Ayala Land, Inc., Class B..................        621
                                                         ---------
Telecommunications
     7,400  Philippine Long Distance Telephone Co. ....        402
                                                         ---------
Utilities--Electric
    21,450  Manila Electric Co., Class B...............        175
                                                         ---------
  Total Philippine                                           2,256
                                                         ---------
PORTUGAL (0.9%):
Banking
    25,070  Banco Commercial Portugues.................        341
    23,751  Banco Espirito Santo e Commerical de
              Lisboa...................................        360
    16,927  Banco Portuguese de Investimento - Soc
              Gestora De Participacces.................        206
                                                         ---------
                                                               907
                                                         ---------
Beverages & Tobacco
    15,740  Unicer-Unioa Cervejiera....................        263
                                                         ---------
Food & Household Products
     3,800  Jeronimo Martins & Filho...................        211
                                                         ---------
Forest Products
     5,450  Soporcel (b)...............................        113
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
PORTUGAL, CONTINUED:
Industrial Holding Company
    13,800  Sonae Industria e Investimentos............  $     296
                                                         ---------
Retail--General Merchandise
     9,000  Modelo Contin Sociedade Gestor
              Participacoes Sociais SA.................        247
                                                         ---------
  Total Portugal                                             2,037
                                                         ---------
SINGAPORE (0.3%):
Engineering
    12,000  Promet Berhad (b)..........................         12
                                                         ---------
Lodging
       243  Hotel & Properties, Ltd....................        376
                                                         ---------
Transportation & Shipping
    82,000  Chuan Hup Holdings.........................         74
       229  Neptune Orient Lines.......................        258
                                                         ---------
                                                               332
                                                         ---------
  Total Singapore                                              720
                                                         ---------
SPAIN (3.2%):
Automotive
     3,200  FAS-Renault Fabricacio.....................         53
                                                         ---------
Banking
    20,300  Banco Bilbao Vizcaya, Registered...........        731
    11,300  Banco Central SA Spanish, Registered.......        229
    14,700  Banco de Santander SA, Registered..........        738
    12,300  Corporacion Bancaria de Espana SA (b)......        507
                                                         ---------
                                                             2,205
                                                         ---------
Beverages & Tobacco
     7,400  El Aguila SA (b)...........................         45
     6,000  Tabacalera Spanish Registered..............        228
                                                         ---------
                                                               273
                                                         ---------
Building Products
    13,900  Uralita (b)................................        126
                                                         ---------
Chemicals
    23,200  Ercros SA (b)..............................         16
                                                         ---------
Energy
    30,200  Repsol SA..................................        990
                                                         ---------
Food & Household Products
    16,900  Ebro Agricolas, Compania de Alimentacion
              SA.......................................        177
                                                         ---------
Forest Products
     4,600  Empresa Nacional de Celulosas..............         75
    16,800  Sarrio SA (b)..............................         64
                                                         ---------
                                                               139
                                                         ---------

CONTINUED

----38

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
SPAIN, CONTINUED:
Utilities--Gas & Electric
    25,400  Empresa Nacional de Electricidad SA........  $   1,438
     1,500  Fomento de Construcciones y Contrates SA...        115
     3,000  Gas Natural SDG SA.........................        467
    69,600  Iberdrola SA...............................        637
    48,310  Union Electric Fenosa SA...................        291
                                                         ---------
                                                             2,948
                                                         ---------
Industrial Holding Companies
     5,600  Alba.......................................        345
                                                         ---------
Insurance
     2,300  Corporacion Mafre cia International SA.....        129
                                                         ---------
Miscellaneous Materials & Commodities
     6,400  Viscofan Industria Navarra de Envolturas
              Celulosicas..............................         76
                                                         ---------
Steel
     1,780  Acerinox SA, Registered....................        180
                                                         ---------
Real Estate
     8,200  Inmobiliaria Metropolitana Vasco Central
              SA.......................................        271
     8,300  Vallehermoso SA............................        154
                                                         ---------
                                                               425
                                                         ---------
Telecommunications
    82,600  Telefonica de Espana.......................      1,144
                                                         ---------
  Total Spain                                                9,226
                                                         ---------
SWEDEN (1.7%):
Automotive
    14,500  Volvo AB B Free............................        297
                                                         ---------
Banking & Financial Services
    20,200  Skandiaviska Enskilda Banken Series A
              Free.....................................        168
       800  Svenska Handlespanken A....................         16
    11,150  Svenska Handlespanken A Shares.............        232
                                                         ---------
                                                               416
                                                         ---------
Engineering
     2,350  Asea AB A Free.............................        229
       800  Asea AB B Free.............................         79
     4,150  Skanska AB Series B........................        143
                                                         ---------
                                                               451
                                                         ---------
Forest Products
     5,750  Stora Kopparberg B.........................         69
    14,000  Stora Kopparbergs..........................        165
    15,500  Svenska Cellulosa..........................        241
                                                         ---------
                                                               475
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
SWEDEN, CONTINUED:

Insurance
     4,200  Skandia Forsakrings AB.....................  $     114
                                                         ---------
Machinery & Equipment
    13,300  Atlas Copco AB A Free......................        205
     1,000  Atlas Copco AB B Free......................         15
                                                         ---------
                                                               220
                                                         ---------
Manufacturing--Consumer Goods
     4,450  Electrolux AB, Class B Free................        183
                                                         ---------
Metals & Mining
     1,750  S.K.F. AB Series B Free....................         33
     7,150  Trelleborg AB B Free.......................         77
                                                         ---------
                                                               110
                                                         ---------
Office Equipment & Services
     4,600  Esselte AB B Free..........................         69
                                                         ---------
Pharmaceuticals
    19,500  Astra AB A Free............................        779
     6,800  Astra AB B Free............................        270
                                                         ---------
                                                             1,049
                                                         ---------
Retail-Special Line
     6,400  Hennes & Mauritz AB B Free.................        357
                                                         ---------
Telecommunications
    29,800  Tlelfonaktiebolaget LM Ericsson............        584
                                                         ---------
  Total Sweden                                               4,325
                                                         ---------
SWITZERLAND (2.0%):
Banking
       320  Swiss Bank Corp. ..........................        131
                                                         ---------
Consumer Goods
     1,150  Societe Suisse pour la Microelectronique et
              l'Horlogerie.............................        151
                                                         ---------
Diversified
       150  Alusuisse-Lonza Holding AG.................        119
       260  BBC Brown Boveri AG........................        303
                                                         ---------
                                                               422
                                                         ---------
Financial Services
     2,250  CS Holdings................................        231
       230  Union Bank of Switzerland..................        250
                                                         ---------
                                                               481
                                                         ---------
Food Products & Services
       570  Nestle SA, Registered......................        632
                                                         ---------
Insurance
       390  Swiss Reinsurance Co. .....................        455
                                                         ---------
Pharmaceuticals
       600  Ciba Geigy AG..............................        529
       130  Roche Holdings.............................      1,031

CONTINUED

                                                                          39----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
SWITZERLAND, CONTINUED:
Pharmaceuticals, continued:
        40  Roche Holdings AG Genusscheine.............  $     561
     1,000  Sandoz AG - registered.....................        918
                                                         ---------
                                                             3,039
                                                         ---------
Transportation & Shipping
       100  Danzas Holding AG, Registered (b)..........        110
                                                         ---------
  Total Switzerland                                          5,421
                                                         ---------
THAILAND (1.1%):
Airlines
    95,200  Thai Airways International.................        164
    41,000  Thai Airways International Foreign
              Registered Shares (b)....................         77
                                                         ---------
                                                               241
                                                         ---------
Banking
   211,190  Krung Thai Bank, Ltd. .....................        872
    41,800  The Bangkok Bank...........................        508
                                                         ---------
                                                             1,380
                                                         ---------
Metals & Mining
   235,500  Padaeng Industries.........................        168
                                                         ---------
Telecommunications
    30,000  Advanced Information Services PLC..........        531
     7,700  Shinawatra Corp. & Co. ....................        190
    76,700  Telecomasia Corp. (b)......................        233
                                                         ---------
                                                               954
                                                         ---------
  Total Thailand                                             2,743
                                                         ---------
TURKEY (1.2%):
Appliances & Household Products
   663,400  ArceliK AS Ord (b).........................         53
                                                         ---------
Automotive
   684,800  Tofas Turk Otomobil Fabrikas...............         66
                                                         ---------
Banking & Financial Services
   617,200  Akbank.....................................        117
   393,400  Turkiye Garanti Bankasi AG.................         33
                                                         ---------
                                                               150
                                                         ---------
Beverages & Tobacco
   100,640  Ericiyas Biracilik.........................         47
    76,540  Ege Biracilik ve Mal.......................         26
                                                         ---------
                                                                73
                                                         ---------
Chemicals
   390,000  Petkim Petrokimya Holdings AS..............        199
                                                         ---------
Diversified
   759,900  Koc Holdings AS............................        109
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
Electrical & Electronics
   546,000  Raks Electronik............................  $     121
                                                         ---------
Financial Services
   798,000  Eczacibasi Yatirim Holdings Ortakli (b)....         94
                                                         ---------
Metals & Minig
 1,807,450  Eregli Demir ve Celik Fabrik...............        148
 2,270,500  Izmir Demir Celik Sanayi AS (b)............         43
                                                         ---------
                                                               191
                                                         ---------
Oil & Gas Exploration, Production & Services
   356,600  Petrol Ofisi AS............................         56
 1,949,865  Tupras Turkiye Petrol Rafinerileri AS......        323
                                                         ---------
                                                               379
                                                         ---------
Textile Products
   270,346  Aksa Akrilik Kimya Sanayii.................         83
                                                         ---------
Transportation
 1,181,460  Turk Hava Tollari AO (b)...................        157
                                                         ---------
Telecommunications
    17,250  Netas Telekomunik..........................         50
                                                         ---------
  Total Turkey                                               1,725
                                                         ---------
UNITED KINGDOM (7.2%):
Airlines
    28,200  British Airways PLC........................        204
                                                         ---------
Aerospace & Military Technology
     7,400  British Aerospace PLC Ord..................         92
    33,200  Rolls-Royce PLC............................         97
                                                         ---------
                                                               189
                                                         ---------
Appliances & Household Products
    13,600  Thorn EMI PLC Ord..........................        320
                                                         ---------
Banking
    54,100  Abbey National PLC.........................        534
    74,500  Barclays Bank..............................        855
    63,800  HSBC Holdings PLC..........................        981
    23,500  The Royal Bank of Scotland PLC.............        214
                                                         ---------
                                                             2,584
                                                         ---------
Banking & Financial Services
    37,500  Allied Irish Banks.........................        204
                                                         ---------
Beverages & Tobacco
    31,000  Guinness PLC Ord...........................        228
    12,000  Scottish & Newcastle PLC...................        114
                                                         ---------
                                                               342
                                                         ---------
Building Products
    67,300  Camas......................................         77

CONTINUED

----40

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Building Products, continued:
   158,800  Tarmac PLC.................................  $     254
                                                         ---------
                                                               331
                                                         ---------
Chemicals
    15,700  Imperial Chemical Industry.................        186
                                                         ---------
Conglomerates
    70,400  B.A.T. Industries PLC Ord..................        620
     5,500  Lonrho PLC Ord.............................        146
                                                         ---------
                                                               766
                                                         ---------
Construction
    73,500  Taylor Woodrow PLC.........................        134
                                                         ---------
Electrical & Electronics
    28,300  Bowthorpe PLC..............................        185
    49,800  Electrocomponents Ord......................        278
    47,300  General Electric Co., PLC..................        261
    22,300  Oxford Instruments PLC.....................        140
                                                         ---------
                                                               864
                                                         ---------
Energy
   135,700  British Petroleum Co., PLC Ord.............      1,136
                                                         ---------
Engineering
    24,700  Barratt Developments.......................         95
    56,460  Costain Group..............................         62
                                                         ---------
                                                               157
                                                         ---------
Financial Services
   143,582  Lloyds TSB Group PLC.......................        739
    36,700  St. James's Place Capital PLC..............         59
                                                         ---------
                                                               798
                                                         ---------
Food & Household Products
    42,285  Cadbury Schweppes PLC......................        349
    18,700  Unilever PLC...............................        384
                                                         ---------
                                                               733
                                                         ---------
Health & Personal Care
    64,000  Glaxo Holdings PLC Ord.....................        909
    35,400  Smithkline Beecham - Class A...............        390
    26,500  Zeneca Group PLC...........................        513
                                                         ---------
                                                             1,812
                                                         ---------
Industrial Holding Companies
   100,700  BTR PLC Ord................................        514
    21,900  Bicc PLC...................................         94
   200,900  Hanson PLC.................................        600
                                                         ---------
                                                             1,208
                                                         ---------
Insurance
    21,700  The Boots Co. PLC Ord......................        197
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Insurance, continued:

    56,300  Commercial Union PLC.......................  $     549
    22,800  Great Universal Stores PLC.................        242
    89,900  Marks & Spencer PLC........................        628
    31,800  Royal Insurance PLC........................        189
    54,900  Sainsbury PLC..............................        335
   117,000  Tesco PLC..................................        540
                                                         ---------
                                                             2,680
                                                         ---------
Mining
    48,900  English China Clays PLC....................        241
                                                         ---------
Miscellaneous Materials & Components
    61,200  Harrison & Crossfield PLC..................        152
    50,900  Pilkington PLC.............................        160
                                                         ---------
                                                               312
                                                         ---------
Merchandising
    42,900  Argyll Group PLC Ord.......................        226
                                                         ---------
Metals (Non-ferrous)
    22,500  RTZ Corp. .................................        327
                                                         ---------
Paper Products
    40,900  Rexam PLC..................................        225
                                                         ---------
Pharmaceuticals
    36,300  Smithkline Beecham Units...................        396
                                                         ---------
Printing & Publishing
    42,600  Reuters Holdings PLC.......................        390
                                                         ---------
Real Estate
    18,720  British Land Co., PLC Ord..................        111
    48,600  Land Securities PLC Ord....................        466
                                                         ---------
                                                               577
                                                         ---------
Retail
    22,700  Next PLC...................................        161
                                                         ---------
Road & Railroad
    18,600  Peninsular & Oriental Steam Navigation
              Co. .....................................        138
                                                         ---------
Telecommunications
   148,900  British Telecom PLC........................        818
    56,300  Cable & Wireless PLC.......................        402
                                                         ---------
                                                             1,220
                                                         ---------
Steel
    67,600  British Steel PLC Ord......................        171
                                                         ---------
Utilities--Gas & Electric
    77,300  British Gas PLC............................        305
    33,800  National Power PLC.........................        236
                                                         ---------
                                                               541
                                                         ---------
  Total United Kingdom                                      19,573
                                                         ---------

CONTINUED

                                                                          41----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:
U.S. DOLLAR (1.4%):
Banking & Financial Services
     5,883  Banco O'Higgins ADR........................  $     135
                                                         ---------
Beverages & Tobacco
     6,712  Compania Cervezas Unidas SA Produce........        156
     4,066  Embotella Andina SA........................        147
     2,500  Vina Concho Y Toro SA......................         45
                                                         ---------
                                                               348
                                                         ---------
Chemicals
     6,409  Quimica Y Minera Chile SA..................        301
                                                         ---------
Diversified
     1,615  U.S. Industries, Inc. .....................         30
                                                         ---------
Forest Products
    11,887  Maderas Y Sinteticos ADR...................        232
                                                         ---------
Metals & Mining
     7,615  Madeco SA ADR..............................        206
                                                         ---------
Packaging
     8,500  Cristalerias de Chile ADR..................        189
                                                         ---------
Pharmaceuticals
     4,711  Laboratorio Chile SA ADR...................         59
                                                         ---------
Telecommunications
     3,796  Compania Telecomunicacion Chile ADR........        315
                                                         ---------
Utilities--Electric
     4,662  Chilectra Metro SA ADR.....................        225
    11,891  Chilenger SA ADR...........................        297
    19,962  Empresa Nacional de Electric ADR...........        454
    10,028  Enersis SA.................................        286
                                                         ---------
                                                             1,262
                                                         ---------
  Total U.S. Dollar                                          3,077
                                                         ---------
  Total Common Stocks                                      262,577
                                                         ---------
SHARES OR
PRINCIPAL                    SECURITY                     MARKET
  AMOUNT                    DESCRIPTION                    VALUE
----------  -------------------------------------------  ---------

COMMON STOCKS, CONTINUED:

PREFERRED STOCKS (0.7%):
AUSTRALIA (0.0%):
    20,250  News Corp. Ltd. ...........................  $      95
                                                         ---------
GERMANY (0.6%):
Automotive
       580  Volkswagen AG..............................        141
                                                         ---------
Business Services
     4,700  SAP AG.....................................        715
                                                         ---------
Engineering
     2,810  RWE - Rheinisch - Westfaelisches
              Elektrizitaetswerk AG....................        786
                                                         ---------
Textiles
       140  Escada AG..................................         23
                                                         ---------
  Total Germany                                              1,665
                                                         ---------
GREECE (0.1%):
Telecommunications
     7,090  Intracom SA................................        126
                                                         ---------
  Total Preferred Stocks                                     1,886
                                                         ---------
U.S. TREASURY BILLS (0.1%):
   235,000  3/14/96....................................        233
                                                         ---------
  Total U.S. Treasury Bills                                    233
                                                         ---------
  Total Investments, at value                              264,696
                                                         ---------
REPURCHASE AGREEMENT (3.4%):
 9,855,000  State Street Bank, 5.00%, 1/2/96
              (collateralized by 8,530,000 U.S.
              Treasury Bonds, 7.50%, 11/15/16, market
              value--$10,055)..........................      9,855
                                                         ---------
  Total Repurchase Agreement                                 9,855
                                                         ---------
  Total (Cost $250,279)(a)                               $ 274,551
                                                         ---------
                                                         ---------

------------

Percentages indicated are based on net assets of $271,995.

      (a) Represents cost for financial reporting purposes which differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $53. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...................................................  $  35,359
Unrealized depreciation...................................................    (11,140)
                                                                            ---------
Net unrealized appreciation...............................................  $  24,219
                                                                            ---------
                                                                            ---------

      (b)  Represents non-income producing security.

ADR - American Depository Receipt

CONTINUED

----42

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1995
(Amounts in Thousands, except Shares or Principal Amount) (Unaudited)

As of December 31, 1995, the Fund's open forward currency contracts were as follows:

                                                                                                        UNREALIZED
                                       DELIVERY    CONTRACT    CONTRACT     CONTRACT      MARKET       APPRECIATION/
CURRENCY                                 DATE       PRICE       AMOUNT        VALUE        VALUE       DEPRECIATION
------------------------------------  ----------  ----------  -----------  -----------  -----------  -----------------
Short Contracts:
  European Currency Unit............    03/15/96  $   0.7789         534    $     686    $     682       $       4
  Japanese Yen......................    03/12/96    100.3500      49,400          492          483               9
                                                                           -----------  -----------            ---
  Total Short Contracts.............                                        $   1,178    $   1,165       $      13
                                                                           -----------  -----------            ---
                                                                           -----------  -----------            ---
Long Contracts:
  Danish Krone......................    01/03/96  $   5.5650         841    $     151    $     152       $       1
  European Currency Unit............    03/15/96      0.7920       2,960        3,737        3,779              42
  European Currency Unit............    03/15/96      0.7833         190          243          243
  Japanese Yen......................    03/12/96     99.7000     287,973        2,888        2,815             (73)
  Japanese Yen......................    03/12/96    101.4100      23,800          235          233              (2)
  Japanese Yen......................    01/04/96    102.7200      32,603          317          316              (1)
                                                                           -----------  -----------            ---
  Total Long Contracts..............                                        $   7,571    $   7,538       $     (33)
                                                                           -----------  -----------            ---
                                                                           -----------  -----------            ---

As of December 31, 1995, the Fund's open futures contacts were as follows:

                                                                                           OPEN
 NUMBER OF                                                                               POSITIONS     MARKET
 CONTRACTS                                 CONTRACT TYPE                                   (000)     VALUE (000)
-----------  -------------------------------------------------------------------------  -----------  -----------
    28       Eurotop 100 Index, March 1996............................................   $   3,781    $   3,789
    29       Nikkei, March 1996.......................................................       2,777        2,912

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          43----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1995
(Unaudited)

                                                                                    (Amounts in Thousands
                                                                                  except Per Share Amounts)
                                                                                                               LARGE
                                                                         ASSET        INCOME      EQUITY      COMPANY
                                                                       ALLOCATION     EQUITY      INDEX        VALUE
                                                                          FUND         FUND        FUND        FUND
                                                                      ------------  ----------  ----------  -----------
ASSETS:
Investments, at value...............................................   $  46,147    $ 207,144   $ 261,453    $ 448,753
Repurchase agreements...............................................      11,835        4,340       7,754       47,493
                                                                      ------------  ----------  ----------  -----------
                                                                          57,982      211,484     269,207      496,246
Interest and dividends receivable...................................         443          687         526          781
Receivable from brokers for investments sold........................       1,619                      509        2,170
Receivable for capital shares issued................................         280          617         265        6,386
Receivable from adviser.............................................          18           18          74
Net receivable for variation margin on futures contracts............           6                        9
Organization costs..................................................           4                                     5
Prepaid expenses and other assets...................................                       50           5           22
                                                                      ------------  ----------  ----------  -----------
TOTAL ASSETS........................................................      60,352      212,856     270,595      505,610
                                                                      ------------  ----------  ----------  -----------
LIABILITIES:
Cash overdraft......................................................          87          537         129        5,300
Dividends payable...................................................         197          334         374          526
Payable to brokers for investments purchased........................       1,851                    1,095        5,016
Payable for capital shares redeemed.................................           2            5           6
Options written, at value (premiums received $1,413)................                                             1,543
Accrued expenses and other payables:
    Investment advisory fees........................................          31          132          68          308
    Administration fees.............................................           8           34          40           79
    12b-1 fees (Class A)............................................           2            5           2            1
    12b-1 fees (Class B)............................................           5            7           7            2
    Other...........................................................          23            3         156           83
                                                                      ------------  ----------  ----------  -----------
TOTAL LIABILITIES...................................................       2,206        1,057       1,877       12,858
                                                                      ------------  ----------  ----------  -----------
NET ASSETS:
Capital.............................................................      52,758      148,240     207,453      488,078
Undistributed (distributions in excess of) net investment income....           4           (7)          5           53
Net unrealized appreciation from investments and futures
  contracts.........................................................       4,484       61,645      60,516          378
Undistributed net realized gains from investment transactions.......         900        1,921         744        4,243
                                                                      ------------  ----------  ----------  -----------
NET ASSETS..........................................................   $  58,146    $ 211,799   $ 268,718    $ 492,752
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------
Net Assets
    Fiduciary.......................................................   $  41,718      181,271     248,638      483,797
    Class A.........................................................       9,664       21,419      11,461        6,870
    Class B.........................................................       6,764        9,109       8,619        2,085
                                                                      ------------  ----------  ----------  -----------
        Total.......................................................   $  58,146    $ 211,799   $ 268,718    $ 492,752
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------
Outstanding shares of beneficial interest
    Fiduciary.......................................................       3,670       10,983      16,209       40,448
    Class A.........................................................         850        1,299         748          573
    Class B.........................................................         593          552         561          173
                                                                      ------------  ----------  ----------  -----------
        Total.......................................................       5,113       12,834      17,518       41,194
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------
Net asset value
                                                                                       $16.51      $15.34       $11.96
    Fiduciary--offering and redemption price per share..............      $11.37
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------
                                                                                       $16.48      $15.33       $11.99
    Class A--redemption price per share.............................      $11.37
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------
                                                                                       $16.52      $15.35       $12.09
    Class B--offering price per share*..............................      $11.41
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------
                                                                                         4.50%       4.50%        4.50%
Maximum Sales Charge (Class A)......................................        4.50%
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of net
  asset value adjusted to nearest cent per share (Class A)..........      $11.91       $17.26      $16.05       $12.55
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------
Investments, at cost................................................   $  53,437    $ 149,839   $ 208,627    $ 495,738
                                                                      ------------  ----------  ----------  -----------
                                                                      ------------  ----------  ----------  -----------

---------

  *  Redemption price per share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

----44

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1995
(Unaudited)

                                                                                (Amounts in Thousands
                                                                              except Per Share Amounts)

                                                                    LARGE                      SMALL
                                                                   COMPANY    DISCIPLINED     COMPANY    INTERNATIONAL
                                                                 GROWTH FUND   VALUE FUND   GROWTH FUND  EQUITY FUND
                                                                 -----------  ------------  -----------  ------------
ASSETS:
Investments, at value..........................................   $ 726,640    $ 527,275     $ 445,018    $ 264,696
Repurchase agreements..........................................      21,291        7,048        32,323        9,855
                                                                 -----------  ------------  -----------  ------------
                                                                    747,931      534,323       477,341      274,551
Interest and dividends receivable..............................       1,618        1,248           242          524
Foreign currency, at value (Cost $1,542).......................                                               1,543
Receivable for short forward foreign currency contracts........                                               1,178
Long forward foreign currency contracts, at value..............                                               7,538
Receivable from brokers for investments sold...................                                 67,575
Receivable for capital shares issued...........................       5,678        2,726         8,116        4,127
Receivable from adviser........................................          62           14            12           22
Net receivable for variation margin on futures.................                                                   6
Organization costs.............................................           1                                       5
Prepaid expenses and other assets..............................          45           17            13           56
                                                                 -----------  ------------  -----------  ------------
TOTAL ASSETS...................................................     755,335      538,328       553,299      289,550
                                                                 -----------  ------------  -----------  ------------
LIABILITIES:
Cash overdraft.................................................       5,141        2,372         7,556        3,933
Dividends payable..............................................         863        1,057                      3,396
Short forward foreign currency contracts, at value.............                                               1,165
Payable for long forward foreign currency contracts............                                               7,571
Payable to brokers for investments purchased...................      10,048                     75,198        1,314
Payable for capital shares redeemed............................           2           51            15            5
Net payable for variation margin on futures contracts..........                                     23
Accrued expenses and other payables:
    Investment advisory fees...................................         459          334           293          123
    Administration fees........................................         119           87            77           43
    12b-1 fees (Class A).......................................          10            4             4            2
    12b-1 fees (Class B).......................................          19           11             4            3
    Other......................................................          47           74
                                                                 -----------  ------------  -----------  ------------
TOTAL LIABILITIES..............................................      16,708        3,990        83,170       17,555
                                                                 -----------  ------------  -----------  ------------
NET ASSETS:
Capital........................................................     607,630      473,621       437,559      247,824
Distributions in excess of net investment income...............         (31)         (37)          (62)        (453)
Net unrealized appreciation from investments and from
  translation of assets and liabilities in foreign
  currencies...................................................     122,343       62,383        19,440       24,410
Undistributed net realized gains from investment and foreign
  currency transactions........................................       8,685       (1,629)       13,192          214
                                                                 -----------  ------------  -----------  ------------
NET ASSETS.....................................................   $ 738,627    $ 534,338     $ 470,129    $ 271,995
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
Net Assets
    Fiduciary..................................................     664,954      503,886       445,858      261,335
    Class A....................................................      50,511       17,248        18,720        6,634
    Class B....................................................      23,162       13,204         5,551        4,026
                                                                 -----------  ------------  -----------  ------------
        Total..................................................   $ 738,627    $ 534,338     $ 470,129    $ 271,995
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
Outstanding shares of beneficial interest
    Fiduciary..................................................      45,995       36,481        26,422       18,233
    Class A....................................................       3,407        1,247         1,113          463
    Class B....................................................       1,582          957           337          287
                                                                 -----------  ------------  -----------  ------------
        Total..................................................      50,984       38,685        27,872       18,983
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
Net asset value
                                                                                  $13.81        $16.88      $14.33
    Fiduciary--offering and redemption price per share.........      $14.46
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
                                                                                  $13.83        $16.82      $14.33
    Class A--redemption price per share........................      $14.83
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
                                                                                  $13.80        $16.51      $14.05
    Class B--offering price per share*.........................      $14.64
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
                                                                                    4.50%         4.50%       4.50%
Maximum Sales Charge (Class A).................................        4.50%
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of
  net asset value adjusted to nearest cent per share (Class
  A)...........................................................      $15.53       $14.48        $17.61      $15.01
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
Investments, at cost...........................................   $ 625,588    $ 534,338     $ 457,863    $ 250,279
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

---------

  *  Redemption price per share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          45----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
(Unaudited)

                                                                                   (Amounts in Thousands)

                                                                          ASSET      INCOME     EQUITY       LARGE
                                                                       ALLOCATION    EQUITY      INDEX      COMPANY
                                                                          FUND        FUND       FUND     VALUE FUND
                                                                       -----------  ---------  ---------  -----------
INVESTMENT INCOME:
Interest income......................................................   $     973   $     249  $     321   $   2,275
Dividend income......................................................         251       3,285      2,855       5,905
                                                                       -----------  ---------  ---------  -----------
TOTAL INCOME.........................................................       1,224       3,534      3,176       8,180
                                                                       -----------  ---------  ---------  -----------
EXPENSES:
Investment advisory fees.............................................         165         737        376       1,708
Administration fees..................................................          43         167        210         386
12b-1 fees (Class A).................................................          12          30         12           8
12b-1 fees (Class B).................................................          23          30         21           7
Custodian and accounting fees........................................          18          12         63          38
Legal and audit fees.................................................           5          17         33          38
Organization costs...................................................           2           2          8           5
Trustees' fees and expenses..........................................                       1          4           5
Transfer agent fees..................................................          34          52         68          45
Registration and filing fees.........................................          28          20         50          58
Printing costs.......................................................           9          10         23          20
Other................................................................                       3          6           9
                                                                       -----------  ---------  ---------  -----------
Total expenses before waivers/reimbursements.........................         339       1,081        874       2,327
                                                                       -----------  ---------  ---------  -----------
Less waivers/reimbursements..........................................         (66)        (43)      (443)        (34)
                                                                       -----------  ---------  ---------  -----------
NET EXPENSES.........................................................         273       1,038        431       2,293
                                                                       -----------  ---------  ---------  -----------
Net Investment Income................................................         951       2,496      2,745       5,887
                                                                       -----------  ---------  ---------  -----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions......................       1,986       4,204      8,480      23,499
Change in unrealized appreciation from investments...................       1,733      21,486     21,867     (12,474)
                                                                       -----------  ---------  ---------  -----------
Net realized/unrealized gains from investments.......................       3,719      25,690     30,347      11,025
                                                                       -----------  ---------  ---------  -----------
Change in net assets resulting from operations.......................   $   4,670   $  28,186  $  33,092   $  16,912
                                                                       -----------  ---------  ---------  -----------
                                                                       -----------  ---------  ---------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----46

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1995
(Unaudited)

                                                                              (Amounts in Thousands)

                                                                   LARGE                    SMALL
                                                                  COMPANY                  COMPANY
                                                                   GROWTH    DISCIPLINED    GROWTH    INTERNATIONAL
                                                                    FUND     VALUE FUND      FUND     EQUITY FUND
                                                                 ----------  -----------  ----------  ------------
INVESTMENT INCOME:
Interest income................................................  $     753    $     886   $   1,343    $      81
Dividend income................................................      7,223        7,333       1,046        1,634
Foreign tax withholding........................................                                             (297)
                                                                 ----------  -----------  ----------  ------------
TOTAL INCOME...................................................      7,976        8,219       2,389        1,418
                                                                 ----------  -----------  ----------  ------------
EXPENSES:
Investment advisory fees.......................................      2,484        1,917       1,764          692
Administration fees............................................        562          433         398          211
12b-1 fees (Class A)...........................................         70           26          26           10
12b-1 fees (Class B)...........................................         74           62          20           19
Custodian and accounting fees..................................         40           33          37          141
Legal and audit fees...........................................         59           45          26           18
Organization costs.............................................                                                1
Trustees' fees and expenses....................................          8            5           5            2
Transfer agent fees............................................        154           93          52           39
Registration and filing fees...................................         82           24          25           27
Printing costs.................................................         29           24          14           12
Other..........................................................         10            7           5            2
                                                                 ----------  -----------  ----------  ------------
Total expenses before waivers/reimbursements...................      3,572        2,669       2,372        1,174
                                                                 ----------  -----------  ----------  ------------
Less waivers/reimbursements....................................       (195)         (33)        (31)         (47)
                                                                 ----------  -----------  ----------  ------------
NET EXPENSES...................................................      3,377        2,636       2,341        1,127
                                                                 ----------  -----------  ----------  ------------
Net Investment Income..........................................      4,599        5,583          48          291
                                                                 ----------  -----------  ----------  ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
Net realized gains from investment and foreign currency
  transactions.................................................     13,874       17,622      82,907          446
Change in unrealized appreciation from investments and
  translation of assets and liabilities in foreign
  currencies...................................................     48,297       34,022     (37,818)      11,830
                                                                 ----------  -----------  ----------  ------------
Net realized/unrealized gains from investments and foreign
  currency.....................................................     62,171       51,644      45,089       12,276
                                                                 ----------  -----------  ----------  ------------
Change in net assets resulting from operations.................  $  66,770    $  57,227   $  45,137    $  12,567
                                                                 ----------  -----------  ----------  ------------
                                                                 ----------  -----------  ----------  ------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          47----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     (Amounts in Thousands)

                                         ASSET ALLOCATION FUND         INCOME EQUITY FUND          EQUITY INDEX FUND
                                       --------------------------  --------------------------  --------------------------

                                        SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                           ENDED      YEAR ENDED       ENDED      YEAR ENDED       ENDED      YEAR ENDED
                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                           1995          1995          1995          1995          1995          1995
                                       -------------  -----------  -------------  -----------  -------------  -----------
                                        (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income............    $     951     $   1,589     $   2,496     $   5,632     $   2,745     $   4,825
    Net realized gains (losses) from
      investment transactions........        1,986          (178)        4,204        11,040         8,480         2,042
    Net change in unrealized
      appreciation (depreciation)
      from investments...............        1,733         4,764        21,486        20,447        21,867        37,018
                                       -------------  -----------  -------------  -----------  -------------  -----------
Change in net assets resulting from
  operations.........................        4,670         6,175        28,186        37,119        33,092        43,885
                                       -------------  -----------  -------------  -----------  -------------  -----------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
    From net investment income.......         (752)       (1,408)       (2,281)       (5,247)       (2,416)       (4,390)
    In excess of net investment
      income.........................                                                                               (231)
    From net realized gains from
      investment transactions........         (640)                     (7,457)       (4,994)       (8,186)       (2,449)
    In excess of net realized gains
      from investment transactions...                       (175)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income.......         (131)          (97)         (209)         (261)          (65)          (43)
    In excess of net investment
      income.........................                         (2)                        (67)
    From net realized gains from
      investment transactions........         (143)          (12)         (850)         (329)         (359)          (25)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income.......          (72)          (69)          (54)          (43)          (27)           (1)
    In excess of net investment
      income.........................                         (2)                         (3)                         (8)
    From net realized gains from
      investment transactions........          (99)                       (356)          (61)         (256)           (6)
    In excess of net realized gains
      from investment transactions...                        (12)
DISTRIBUTIONS TO SERVICE
  SHAREHOLDERS:
    From net investment income.......                         (2)                                                     (1)
    From net realized gains from
      investment transactions........                                                                                 (1)
                                       -------------  -----------  -------------  -----------  -------------  -----------
Change in net assets from shareholder
  distributions......................       (1,837)       (1,779)      (11,207)      (11,005)      (11,309)       (7,155)
                                       -------------  -----------  -------------  -----------  -------------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued......       14,471        19,304        30,661        39,566        63,419        81,505
    Dividends reinvested.............        1,565         1,579         5,666         5,343         8,588         5,467
    Cost of shares redeemed..........       (6,145)      (26,161)      (29,687)      (95,398)      (64,378)      (51,442)
                                       -------------  -----------  -------------  -----------  -------------  -----------
Change in net assets from share
  transactions.......................        9,891        (5,278)        6,640       (50,489)        7,629        35,530
                                       -------------  -----------  -------------  -----------  -------------  -----------
Change in net assets.................       12,724          (882)       23,619       (24,375)       29,412        72,260
NET ASSETS:
    Beginning of period..............       45,422        46,304       188,180       212,555       239,306       167,046
                                       -------------  -----------  -------------  -----------  -------------  -----------
    End of period....................    $  58,146     $  45,422     $ 211,799     $ 188,180     $ 268,718     $ 239,306
                                       -------------  -----------  -------------  -----------  -------------  -----------
                                       -------------  -----------  -------------  -----------  -------------  -----------
SHARE TRANSACTIONS:
    Issued...........................        1,302         1,931         1,921         2,823         4,156         6,330
    Reinvested.......................          137           158           353           398           562           445
    Redeemed.........................         (558)       (2,658)       (1,879)       (6,867)       (4,330)       (4,129)
                                       -------------  -----------  -------------  -----------  -------------  -----------
Change in shares.....................          881          (569)          375        (3,646)          388         2,646
                                       -------------  -----------  -------------  -----------  -------------  -----------
                                       -------------  -----------  -------------  -----------  -------------  -----------
Undistributed (distributions in
  excess of) net investment income
  included in net assets:
  End of period......................          $4             $8           $(6)          $41            $6         $(232)
                                       -------------  -----------  -------------  -----------  -------------  -----------
                                       -------------  -----------  -------------  -----------  -------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----48

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               (Amounts in Thousands)

                                                                     LARGE COMPANY               LARGE COMPANY
                                                                       VALUE FUND                 GROWTH FUND
                                                               --------------------------  --------------------------

                                                                SIX MONTHS                  SIX MONTHS
                                                                   ENDED      YEAR ENDED       ENDED      YEAR ENDED
                                                               DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                                   1995          1995          1995          1995
                                                               -------------  -----------  -------------  -----------
                                                                (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income....................................    $   5,887     $   6,408     $   4,599     $   5,791
    Net realized gains from investment transactions..........       23,499        28,406        13,874         4,792
    Change in unrealized appreciation (depreciation) from
      investments............................................      (12,474)       20,089        48,297        70,757
                                                               -------------  -----------  -------------  -----------
Change in net assets resulting from operations...............       16,912        54,903        66,770        81,340
                                                               -------------  -----------  -------------  -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income...............................       (5,770)       (6,372)       (4,336)       (5,634)
    In excess of net investment income.......................                                                     (3)
    From net realized gains from investment transactions.....      (46,275)      (10,281)       (7,625)       (1,852)
    In excess of net realized gains from investment
      transactions...........................................                                                     (9)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...............................          (59)          (39)         (234)         (135)
    In excess of net investment income.......................                         (2)                         (4)
    From net realized gains from investment transactions.....         (631)          (85)         (558)          (16)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...............................          (12)           (7)          (50)          (17)
    In excess of net investment income.......................                                                     (1)
    From net realized gains from investment transactions.....         (183)          (20)         (253)          (13)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income...............................                                                     (2)
    From net realized gains from investment transactions.....                                                     (2)
                                                               -------------  -----------  -------------  -----------
Change in net assets from shareholder distributions..........      (52,930)      (16,806)      (13,056)       (7,688)
                                                               -------------  -----------  -------------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..............................      163,358       212,431       132,855       286,721
    Proceeds from shares issued in connection with
      acquisition............................................                                   36,983       131,599
    Dividends reinvested.....................................       29,320        10,331         7,730         4,561
    Cost of shares redeemed..................................      (33,625)      (61,136)      (58,596)      (81,352)
                                                               -------------  -----------  -------------  -----------
Change in net assets from share transactions.................      159,053       161,626       118,972       341,529
                                                               -------------  -----------  -------------  -----------
Change in net assets.........................................      123,035       199,723       172,686       415,181
NET ASSETS:
    Beginning of period......................................      369,717       169,994       565,941       150,760
                                                               -------------  -----------  -------------  -----------
    End of period............................................    $ 492,752     $ 369,717     $ 738,627     $ 565,941
                                                               -------------  -----------  -------------  -----------
                                                               -------------  -----------  -------------  -----------
SHARE TRANSACTIONS:
    Issued...................................................       12,659        17,984         9,952        23,461
    Issued in connection with acquisition....................                                    2,673        11,070
    Reinvested...............................................        2,433           924           537           371
    Redeemed.................................................       (2,630)       (5,160)       (4,148)       (6,247)
                                                               -------------  -----------  -------------  -----------
Change in shares.............................................       12,462        13,748         9,014        28,655
                                                               -------------  -----------  -------------  -----------
                                                               -------------  -----------  -------------  -----------
Undistributed (distributions in excess of) net investment
  income included in net assets:
    End of period............................................          $53            $7          $(31)          $(9)
                                                               -------------  -----------  -------------  -----------
                                                               -------------  -----------  -------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          49----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           (Amounts in Thousands)

                                                    DISCIPLINED                SMALL COMPANY               INTERNATIONAL
                                                     VALUE FUND                 GROWTH FUND                 EQUITY FUND
                                             --------------------------  --------------------------  --------------------------

                                              SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                 ENDED      YEAR ENDED       ENDED      YEAR ENDED       ENDED      YEAR ENDED
                                             DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                 1995          1995          1995          1995          1995          1995
                                             -------------  -----------  -------------  -----------  -------------  -----------
                                              (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income..................    $   5,583     $   9,767     $      48     $   1,508     $     291     $   2,326
    Net realized gains from investment and
      foreign currency transactions........       17,622         9,989        82,907        18,881           446         3,373
    Net change in unrealized appreciation
      (depreciation) from investments and
      translation of assets and liabilities
      in foreign currencies................       34,022        46,373       (37,818)       53,633        11,830         2,455
                                             -------------  -----------  -------------  -----------  -------------  -----------
Change in net assets resulting from
  operations...............................       57,227        66,129        45,968        74,022        12,567         8,154
                                             -------------  -----------  -------------  -----------  -------------  -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income.............       (5,433)       (9,376)          (99)       (1,520)       (3,254)       (1,053)
    From net realized gains from investment
      transactions.........................      (27,544)       (9,434)      (78,544)      (12,826)       (2,147)         (537)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.............         (152)         (225)                         (8)          (83)          (18)
    In excess of net investment income.....                         (3)                         (9)
    From net realized gains from investment
      transactions.........................         (920)         (246)       (2,747)         (287)          (55)          (10)
    In excess of net realized gains........                        (18)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income.............          (78)         (107)                                      (50)          (17)
    In excess of net investment income.....                        (11)
    From net realized gains from investment
      transactions.........................         (708)         (194)         (896)          (59)          (33)          (10)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
    From net investment income.............                         (3)                                                     (1)
    From net realized gains from investment
      transactions.........................                         (3)                         (8)                         (1)
                                             -------------  -----------  -------------  -----------  -------------  -----------
Change in net assets from shareholder
  distributions............................      (34,835)      (19,620)      (82,286)      (14,717)       (5,622)       (1,647)
                                             -------------  -----------  -------------  -----------  -------------  -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued............       69,266       129,890       121,471       138,252        59,147       111,465
    Dividends reinvested...................       18,960        11,866        46,133         9,304         1,089           845
    Cost of shares redeemed................      (49,592)     (149,012)      (87,809)     (178,208)      (22,200)      (41,784)
                                             -------------  -----------  -------------  -----------  -------------  -----------
Change in net assets from share
  transactions.............................       38,634        (7,256)       79,795       (30,652)       38,036        70,526
                                             -------------  -----------  -------------  -----------  -------------  -----------
Change in net assets.......................       61,026        39,253        42,646        28,653        44,981        77,033
NET ASSETS:
    Beginning of period....................      473,312       434,059       427,483       398,830       227,014       149,981
                                             -------------  -----------  -------------  -----------  -------------  -----------
    End of period..........................    $ 534,338     $ 473,312     $ 470,129     $ 427,483     $ 271,995     $ 227,014
                                             -------------  -----------  -------------  -----------  -------------  -----------
                                             -------------  -----------  -------------  -----------  -------------  -----------
SHARE TRANSACTIONS:
    Issued.................................        5,011        10,433         6,244         8,268         4,160         8,193
    Reinvested.............................        1,382           980         2,792           595            76            63
    Redeemed...............................       (3,567)      (12,030)       (4,396)      (10,620)       (1,563)       (3,090)
                                             -------------  -----------  -------------  -----------  -------------  -----------
Change in shares...........................        2,906          (617)        4,661        (1,757)        2,673         5,166
                                             -------------  -----------  -------------  -----------  -------------  -----------
                                             -------------  -----------  -------------  -----------  -------------  -----------
Undistributed (distributions in excess of)
  net investment income included in net
  assets:
    End of period..........................         $(39)          $51          $(62)          $(5)        $(453)       $2,060
                                             -------------  -----------  -------------  -----------  -------------  -----------
                                             -------------  -----------  -------------  -----------  -------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----50

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1995
(Unaudited)

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently offers twenty-three funds. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Large Company Value Fund, the Large Company Growth Fund, the Disciplined Value Fund, the Small Company Growth Fund and the International Equity Index Fund (individually a "Fund"; collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund. On September 1, 1995, The One Group Blue Chip Equity Fund ceased operations, and all of its assets and liabilities transferred to the Large Company Growth Fund. Effective February 7, 1996, the Small Company Growth Fund was renamed the Growth Opportunities Fund.

    The Trust  entered  into  an  Agreement  and  Plan  of  Reorganization  (the
    "Agreement") with The Paragon Portfolio ("Paragon"), a Massachusetts business trust. The Agreement contemplates the transfer of all of the assets and liabilities of each Paragon Fund in exchange for shares of the corresponding One Group Fund. The Trustees of Paragon intend to seek approval of the Agreement at a special shareholder meeting to be held March 25, 1996.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked prices in the principal market where such securities are traded. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined in good faith by or at the direction of the Board of Trustees.

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies, are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized appreciation or depreciation in investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     presented net on the Statements of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are realized on the date of offset; otherwise, gains or losses are realized on the settlement date.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn the interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and credit worthy under guidelines established by the
     Board of Trustees and when, in the judgment of the Adviser, the consideration which can

CONTINUED

----
 52

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1995, the following Funds had securities with the following market values on loan:

                                                                                                    MARKET VALUE
                                                                                                     OF LOANED
                                                                                                     SECURITIES
                                                                                                   --------------
Asset Allocation Fund............................................................................  $   34,646,129
Income Equity Fund...............................................................................      47,436,878
Equity Index Fund................................................................................      56,535,354
Large Company Value Fund.........................................................................      69,214,483
Large Company Growth Fund........................................................................     159,307,415
Disciplined Value Fund...........................................................................     108,069,714
Small Company Growth Fund........................................................................     442,809,936

    The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1995.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for all Funds, except the International Equity Index Fund, which declares and distributes net investment income annually. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified to additional paid-in capital.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

     costs, which are attributable to more than one fund, have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to the prior year financial statements and financial highlights in order to conform to the current year presentation.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3.  REORGANIZATION

    On May 22, 1995, the Board of Trustees approved a Plan of Reorganization pursuant to which the Blue Chip Equity Fund would be merged with and into the Large Company Growth Fund on September 1, 1995 (the "exchange date"). On the exchange date, the Blue Chip Equity Fund transferred all of its assets and liabilities to the Large Company Growth Fund in exchange for shares of the Large Company Growth Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the shareholders of the Blue Chip Equity Fund, at a shareholders' meeting on August 28, 1995. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:

                                                                              BEFORE REORGANIZATION
                                                                             ------------------------       AFTER
                                                                                             LARGE     REORGANIZATION
                                                                                            COMPANY    ---------------
                                                                              BLUE CHIP      GROWTH     LARGE COMPANY
                                                                             EQUITY FUND      FUND       GROWTH FUND
                                                                             ------------  ----------  ---------------
Shares (000)...............................................................        2,777       44,457         47,130
Net Assets (000)...........................................................   $   36,983   $  614,499    $   651,482
Net Asset Value:
  Fiduciary................................................................   $    13.32   $    13.80    $     13.80
  Class A..................................................................   $    13.30   $    14.17    $     14.17
  Class B..................................................................   $    13.37   $    13.96    $     13.96
Unrealized Appreciation (000)..............................................   $    7,227   $   86,413    $    93,640

CONTINUED

----
 54

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

4.  SHARES OF BENEFICIAL INTEREST:

    The Trust is authorized to issue an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through twenty-nine series and four classes: Fiduciary, Class A, Class B and Service. The Service Shares commenced offering on January 17, 1994, when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of June 30, 1995 and through December 31, 1995, there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1995 and June 30, 1995:

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1995

                             (Amounts in Thousands)

                                            ASSET ALLOCATION FUND        INCOME EQUITY FUND           EQUITY INDEX FUND
                                          -------------------------   -------------------------   -------------------------
                                           SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                          DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                              1995          1995          1995          1995          1995          1995
                                          -------------   ---------   -------------   ---------   -------------   ---------
                                           (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued.........     $ 6,258      $ 14,294       $ 13,986     $ 32,862       $ 36,009     $ 71,441
    Dividends reinvested................       1,164         1,386          4,281        4,624          7,919        5,401
    Shares redeemed.....................      (5,591)      (24,526)       (23,040)     (89,484)       (51,222)     (43,482)
                                          -------------   ---------   -------------   ---------   -------------   ---------
    Change in net assets from
      Fiduciary share transactions......     $ 1,831      $ (8,846)      $ (4,773)    $(51,998)      $ (7,294)    $ 33,360
                                          -------------   ---------   -------------   ---------   -------------   ---------
                                          -------------   ---------   -------------   ---------   -------------   ---------
CLASS A SHARES:
    Proceeds from shares issued.........     $ 4,705      $  3,680       $ 11,487     $  5,144       $ 20,614     $  8,926
    Dividends reinvested................         255           111            991          614            390           49
    Shares redeemed.....................        (376)       (1,101)        (6,252)      (5,677)       (13,044)      (7,817)
                                          -------------   ---------   -------------   ---------   -------------   ---------
    Change in net assets from
      Class A share transactions........     $ 4,584      $  2,690       $  6,226     $     81       $  7,960     $  1,158
                                          -------------   ---------   -------------   ---------   -------------   ---------
                                          -------------   ---------   -------------   ---------   -------------   ---------
CLASS B SHARES:
    Proceeds from shares issued.........     $ 3,508      $  1,238       $  5,188     $  1,560       $  6,796     $  1,047
    Dividends reinvested................         146            80            394          105            279           15
    Shares redeemed.....................        (178)         (432)          (395)        (237)          (112)         (27)
                                          -------------   ---------   -------------   ---------   -------------   ---------
    Change in net assets from
      Class B share transactions........     $ 3,476      $    886       $  5,187     $  1,428       $  6,963     $  1,035
                                          -------------   ---------   -------------   ---------   -------------   ---------
                                          -------------   ---------   -------------   ---------   -------------   ---------
SERVICE SHARES:
    Proceeds from shares issued.........                  $     92                                                $     91
    Dividends reinvested................                         2                                                       2
    Shares redeemed.....................                      (102)                                                   (116)
                                                          ---------                                               ---------
    Change in net assets from
      Service share transactions........                  $     (8)                                               $    (23)
                                                          ---------                                               ---------
                                                          ---------                                               ---------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued..............................         566         1,433            881        2,362          2,336        5,555
    Reinvested..........................         103           139            274          343            518          440
    Redeemed............................        (508)       (2,496)        (1,469)      (6,450)        (3,461)      (3,519)
                                          -------------   ---------   -------------   ---------   -------------   ---------
    Change in Fiduciary Shares..........         161          (924)          (314)      (3,745)          (607)       2,476
                                          -------------   ---------   -------------   ---------   -------------   ---------
                                          -------------   ---------   -------------   ---------   -------------   ---------
CLASS A SHARES:
    Issued..............................         422           364            714          353          1,369          688
    Reinvested..........................          21            11             58           47             25            4
    Redeemed............................         (35)         (108)          (386)        (400)          (860)        (600)
                                          -------------   ---------   -------------   ---------   -------------   ---------
    Change in Class A Shares............         408           267            386            0            536           92
                                          -------------   ---------   -------------   ---------   -------------   ---------
                                          -------------   ---------   -------------   ---------   -------------   ---------
CLASS B SHARES:
    Issued..............................         314           124            326          108            451           80
    Reinvested..........................          13             8             27            8             19            1
    Redeemed............................         (15)          (44)           (24)         (17)            (9)          (2)
                                          -------------   ---------   -------------   ---------   -------------   ---------
    Change in Class B Shares............         312            88            323           99            461           79
                                          -------------   ---------   -------------   ---------   -------------   ---------
                                          -------------   ---------   -------------   ---------   -------------   ---------
SERVICE SHARES:
    Issued..............................                        10                                                       7
    Reinvested..........................
    Redeemed............................                       (10)                                                     (8)
                                                          ---------                                               ---------
    Change in Service Shares............                         0                                                      (1)
                                                          ---------                                               ---------
                                                          ---------                                               ---------

CONTINUED

----
 56

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995

                             (Amounts in Thousands)

                                          LARGE COMPANY VALUE FUND     LARGE COMPANY GROWTH
                                                                               FUND               DISCIPLINE VALUE FUND
                                          ------------------------   ------------------------   -------------------------
                                           SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                             ENDED         ENDED        ENDED         ENDED        ENDED       ENDED JUNE
                                          DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,      30,
                                              1995         1995          1995         1995          1995          1995
                                          ------------   ---------   ------------   ---------   ------------   ----------
                                          (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued.........    $158,545     $201,943      $ 97,327     $264,563      $ 64,665     $ 117,175
    Proceeds from shares issued in
      connection with acquisition.......                                 33,161      119,883
    Dividends reinvested................      28,440       10,183         6,703        4,370        17,172        11,069
    Shares redeemed.....................     (33,208)     (53,653)      (53,365)     (77,903)      (47,752)     (142,398)
                                          ------------   ---------   ------------   ---------   ------------   ----------
    Change in net assets from
      Fiduciary share transactions......    $153,777     $158,473      $ 83,826     $310,913      $ 34,085     $ (14,154)
                                          ------------   ---------   ------------   ---------   ------------   ----------
                                          ------------   ---------   ------------   ---------   ------------   ----------
CLASS A SHARES:
    Proceeds from shares issued.........    $  3,543     $  9,809      $ 20,401     $ 15,491      $  3,289     $   6,626
    Proceeds from shares issued in
      connection with acquisition.......                                  3,423       11,716
    Dividends reinvested................         681          121           679          154         1,025           482
    Shares redeemed.....................        (323)      (7,394)       (4,517)      (2,767)       (1,231)       (5,134)
                                          ------------   ---------   ------------   ---------   ------------   ----------
    Change in net assets from
      Class A share transactions........    $  3,901     $  2,536      $ 19,986     $ 24,594      $  3,083     $   1,974
                                          ------------   ---------   ------------   ---------   ------------   ----------
                                          ------------   ---------   ------------   ---------   ------------   ----------
CLASS B SHARES:
    Proceeds from shares issued.........    $  1,270     $    679      $ 15,128     $  6,304      $  1,312     $   5,594
    Proceeds from shares issued in
      connection with acquisition.......                                    398
    Dividends reinvested................         199           27           348           32           763           309
    Shares redeemed.....................         (94)         (89)         (714)        (247)         (609)         (903)
                                          ------------   ---------   ------------   ---------   ------------   ----------
    Change in net assets from
      Class B share transactions........    $  1,375     $    617      $ 15,160     $  6,089      $  1,466     $   5,000
                                          ------------   ---------   ------------   ---------   ------------   ----------
                                          ------------   ---------   ------------   ---------   ------------   ----------
SERVICE SHARES:
    Proceeds from shares issued.........                                            $    363                   $     495
    Dividends reinvested................                                                   5                           6
    Shares redeemed.....................                                                (435)                       (577)
                                                                                    ---------                  ----------
    Change in net assets from
      Service share transactions........                                            $    (67)                  $     (76)
                                                                                    ---------                  ----------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued..............................      12,280       17,128         9,908       31,863         4,682         9,425
    Issued in connection with
      acquisition.......................
    Reinvested..........................       2,363          911           490          357         1,251           913
    Redeemed............................      (2,591)      (4,551)       (3,802)      (5,992)       (3,434)      (11,504)
                                          ------------   ---------   ------------   ---------   ------------   ----------
    Change in Fiduciary Shares..........      12,052       13,488         6,596       26,228         2,499        (1,166)
                                          ------------   ---------   ------------   ---------   ------------   ----------
                                          ------------   ---------   ------------   ---------   ------------   ----------
CLASS A SHARES:
    Issued..............................         276          800         1,697        2,144           235           521
    Issued in connection with
      acquisition.......................
    Reinvested..........................          55           11            48           12            75            40
    Redeemed............................         (28)        (601)         (311)        (205)          (89)         (409)
                                          ------------   ---------   ------------   ---------   ------------   ----------
    Change in Class A Shares............         303          210         1,434        1,951           221           152
                                          ------------   ---------   ------------   ---------   ------------   ----------
                                          ------------   ---------   ------------   ---------   ------------   ----------
CLASS B SHARES:
    Issued..............................         103           56         1,077          494            94           447
    Issued in connection with
      acquisition.......................                                     28
    Reinvested..........................          15            2            25            2            56            26
    Redeemed............................         (11)          (8)          (55)         (18)          (44)          (72)
                                          ------------   ---------   ------------   ---------   ------------   ----------
    Change in Class B Shares............         107           50         1,075          478           106           401
                                          ------------   ---------   ------------   ---------   ------------   ----------
                                          ------------   ---------   ------------   ---------   ------------   ----------
SERVICE SHARES:
    Issued..............................                                                  30                          40
    Reinvested..........................                                                                               1
    Redeemed............................                                                 (32)                        (45)
                                                                                    ---------                  ----------
    Change in Service Shares............                                                  (2)                         (4)
                                                                                    ---------                  ----------
                                                                                    ---------                  ----------

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995

                             (Amounts in Thousands)

                                          SMALL COMPANY GROWTH FUND     INTERNATIONAL EQUITY
                                                                                FUND
                                          -------------------------   ------------------------
                                           SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                             ENDED       ENDED JUNE      ENDED         ENDED
                                          DECEMBER 31,      30,       DECEMBER 31,   JUNE 30,
                                              1995          1994          1995         1994
                                          ------------   ----------   ------------   ---------
                                          (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued.........    $ 80,234     $  120,166     $ 56,266     $104,876
    Dividends reinvested................      42,544          8,942        1,001          788
    Shares redeemed.....................     (55,313)      (162,832)     (20,944)     (39,348)
                                          ------------   ----------   ------------   ---------
    Change in net assets from
      Fiduciary share transactions......    $ 67,415     $  (33,724)    $ 36,323     $ 66,316
                                          ------------   ----------   ------------   ---------
                                          ------------   ----------   ------------   ---------
CLASS A SHARES:
    Proceeds from shares issued.........    $ 38,549     $   16,237     $  2,286     $  3,817
    Dividends reinvested................       2,695            296           54           28
    Shares redeemed.....................     (32,292)       (14,784)        (879)      (1,301)
                                          ------------   ----------   ------------   ---------
    Change in net assets from
      Class A share transactions........    $  8,952     $    1,749     $  1,461     $  2,544
                                          ------------   ----------   ------------   ---------
                                          ------------   ----------   ------------   ---------
CLASS B SHARES:
    Proceeds from shares issued.........    $  2,688     $    1,368     $    595     $  2,243
    Dividends reinvested................         894             58           34           27
    Shares redeemed.....................        (204)           (45)        (377)        (506)
                                          ------------   ----------   ------------   ---------
    Change in net assets from
      Class B share transactions........    $  3,378     $    1,381     $    252     $  1,764
                                          ------------   ----------   ------------   ---------
                                          ------------   ----------   ------------   ---------
SERVICE SHARES:
    Proceeds from shares issued.........                 $      481                  $    529
    Dividends reinvested................                          8                         2
    Shares redeemed.....................                       (547)                     (629)
                                                         ----------                  ---------
    Change in net assets from
      Service share transactions........                 $      (58)                 $    (98)
                                                         ----------                  ---------
                                                         ----------                  ---------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued..............................       4,178          7,209        3,957        7,711
    Reinvested..........................       2,573            571           70           59
    Redeemed............................      (2,798)        (9,719)      (1,474)      (2,910)
                                          ------------   ----------   ------------   ---------
    Change in Fiduciary Shares..........       3,953         (1,939)       2,553        4,860
                                          ------------   ----------   ------------   ---------
                                          ------------   ----------   ------------   ---------
CLASS A SHARES:
    Issued..............................       1,928            949          160          277
    Reinvested..........................         164             19            4            2
    Redeemed............................      (1,588)          (867)         (62)         (96)
                                          ------------   ----------   ------------   ---------
    Change in Class A Shares............         504            101          102          183
                                          ------------   ----------   ------------   ---------
                                          ------------   ----------   ------------   ---------
CLASS B SHARES:
    Issued..............................         138             82           43          165
    Reinvested..........................          55              4            2            2
    Redeemed............................         (10)            (3)         (27)         (38)
                                          ------------   ----------   ------------   ---------
    Change in Class B Shares............         183             83           18          129
                                          ------------   ----------   ------------   ---------
                                          ------------   ----------   ------------   ---------
SERVICE SHARES:
    Issued..............................                         28                        40
    Reinvested..........................                          1
    Redeemed............................                        (31)                      (46)
                                                         ----------                  ---------
    Change in Service Shares............                         (2)                       (6)
                                                         ----------                  ---------
                                                         ----------                  ---------

CONTINUED

----
 58

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

5.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average net assets of the Income Equity Fund, the Disciplined Value Fund, the Small Company Growth Fund, the Large Company Value Fund, and the Large Company Growth Fund; 0.65% of the average daily net assets of the Asset Allocation Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.30% of the average daily net assets of the Equity Index Fund.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and payable monthly at an annual rate of 0.20% of each fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund -- the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator. Prior to November 30, 1995, The Shareholder Services Group d/b/a 440 Financial served as administrator of each Fund under essentially the same terms as the current administration agreement.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares and Class B Shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks, (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

    Certain officers of the Trust are affiliated with the Adviser or the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

    The Adviser and the Administrator voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the six months ended December 31, 1995, fees in the following amounts were waived or reimbursed to the Funds (amounts in thousands):

                                                               INVESTMENT
                                                              ADVISORY FEES     ADMINISTRATION          12B-1 FEES
                                                                 WAIVED/         FEES WAIVED/        WAIVED/REIMBURSED
                                                               REIMBURSED         REIMBURSED              CLASS A
                                                            -----------------  -----------------  -----------------------
Asset Allocation Fund.....................................      $      43          $      20             $       3
Income Equity Fund........................................             35                                        8
Equity Index Fund.........................................            301                139                     3
Large Company
  Value Fund..............................................                                32                     2
Large Company
  Growth Fund.............................................             44                120                    31
Disciplined Value
 Fund.....................................................             26                                        7
Small Company
 Growth Fund..............................................             24                                        7
International Equity
 Index Fund...............................................             43                                        4

6.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1995 were as follows (amounts in thousands):

                                                                      U.S. GOVERNMENT
                                                                         SECURITIES           OTHER SECURITIES
                                                                   ----------------------  -----------------------
                                                                    PURCHASES     SALES     PURCHASES     SALES
                                                                   -----------  ---------  -----------  ----------
Asset Allocation Fund............................................   $   3,855   $   1,617   $  11,689   $    8,469
Income Equity Fund...............................................                               6,531       14,224
Equity Index Fund................................................                              24,452       22,333
Large Company
 Value Fund......................................................                             448,147      323,643
Large Company
 Growth Fund.....................................................                             256,442      128,342
Disciplined Value Fund...........................................                             291,621      245,731
Small Company Value Fund.........................................                             732,159      740,568
International Equity
 Index Fund......................................................                              44,771        9,231

7.  FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

CONTINUED

----
 60

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1995
(Unaudited)

    The following is a summary of written option activity for the period ended December 31, 1995 by the Large Company Value Fund (amounts in thousands):

                                                                                          PRINCIPAL
                                                                                           AMOUNTS
                                                                                        OF CONTRACTS    PREMIUMS
                                                                                        -------------  -----------
Options outstanding at
 beginning of period..................................................................          105     $     242
Options written.......................................................................        2,915         4,332
Options closed........................................................................       (2,566)       (2,914)
Options exercised.....................................................................          (44)         (247)
                                                                                             ------    -----------
Options outstanding at end of period..................................................          410     $   1,413
                                                                                             ------    -----------
                                                                                             ------    -----------


                                                                                          PRINCIPAL
                                                                                         AMOUNTS OF
                                                                                          CONTRACTS       VALUE
                                                                                        -------------  -----------
Options outstanding at end of period consist of:
  Apple Computer, $35, 1/16/96........................................................           25     $      20
  Cigna, $105, 1/16/96................................................................           30            45
  Chase Manhattan, $60, 1/16/96.......................................................           25            39
  Citicorp, $65, 1/16/96..............................................................           40           130
  Conrail, $70, 1/16/96...............................................................           50           113
  Exxon, $80, 1/16/96.................................................................           50            88
  Exxon, $85, 1/16/96.................................................................           20             5
  Federal National Mortgage Assoc., $110, 1/16/96.....................................           40           595
  Federal National Mortgage Assoc., $105, 1/16/96.....................................           10           191
  Federal National Mortgage Assoc., $115, 1/16/96.....................................           20           192
  Toys R Us, $23, 1/16/96.............................................................           50            31
  YPF, $20, 1/16/96...................................................................           50            94
                                                                                             ------    -----------
    Total.............................................................................          410     $   1,543
                                                                                             ------    -----------
                                                                                             ------    -----------

9.  CONCENTRATION OF CREDIT RISK:

    The International Equity Index has a relatively large concentration of securities invested in companies domiciled in Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Japanese companies than funds not so concentrated.

CONTINUED

                                                                            ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          ASSET ALLOCATION FUND
                                        -----------------------------------------------------------------------------------------
                                                         FIDUCIARY                                       CLASS A
                                        --------------------------------------------    -----------------------------------------
                                         SIX MONTHS                                      SIX MONTHS
                                           ENDED                                           ENDED
                                        DECEMBER 31,        YEAR ENDED JUNE 30,         DECEMBER 31,      YEAR ENDED JUNE 30,
                                                        ----------------------------                   --------------------------
                                            1995         1995      1994     1993 (A)        1995        1995     1994    1993 (B)
                                        ------------    -------   -------   --------    ------------   -------  ------   --------
                                        (UNAUDITED)                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................     $10.73       $  9.64   $ 10.06   $ 10.00        $10.74      $  9.65  $10.06   $ 10.00
                                        ------------    -------   -------   --------    ------------   -------  ------   --------
Investment Activities
  Net investment income...............       0.21          0.38      0.29      0.07          0.19         0.35    0.27      0.05
  Net realized and unrealized gains
    (losses) from investments.........       0.82          1.12     (0.38)     0.06          0.82         1.13   (0.38)     0.07
                                        ------------    -------   -------   --------    ------------   -------  ------   --------
Total from Investment Activities......       1.03          1.50     (0.09)     0.13          1.01         1.48   (0.11)     0.12
                                        ------------    -------   -------   --------    ------------   -------  ------   --------
Distributions
  Net investment income...............      (0.21)        (0.37)    (0.29)    (0.07)        (0.20)       (0.34)  (0.26)    (0.06)
  In excess of net investment
    income............................                                                                   (0.01)
  Net realized gains..................      (0.18)                  (0.04)                  (0.18)       (0.04)  (0.04)
  In excess of net realized gains.....                    (0.04)
                                        ------------    -------   -------   --------    ------------   -------  ------   --------
Total Distributions...................      (0.39)        (0.41)    (0.33)    (0.07)        (0.38)       (0.39)  (0.30)    (0.06)
                                        ------------    -------   -------   --------    ------------   -------  ------   --------
NET ASSET VALUE,
  END OF PERIOD.......................     $11.73       $ 10.73   $  9.64   $ 10.06        $11.37      $ 10.74  $ 9.65   $ 10.06
                                        ------------    -------   -------   --------    ------------   -------  ------   --------
                                        ------------    -------   -------   --------    ------------   -------  ------   --------
Total Return (excludes sales
  charge).............................       9.70%(e)     16.06%    (1.01)%    5.45%(d)      9.47%(e)    15.76%  (1.19)%    5.23%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...     $41,718      $37,658   $42,751   $30,441        $9,664      $ 4,745  $1,691   $   571
  Ratio of expenses to average net
    assets............................       1.03%(d)      1.06%     1.06%     0.90%(d)      1.38%(d)     1.31%   1.33%     1.15%(d)
  Ratio of net investment income to
    average net assets................       3.82%(d)      3.72%     2.91%     3.03%(d)      3.83%(d)     3.57%   2.68%     2.84%(d)
  Ratio of expenses to average net
    assets*...........................       1.28%(d)      1.31%     1.33%     1.34%(d)      1.73%(d)     1.66%   1.67%     1.62%(d)
  Ratio of net investment income to
    average net assets*...............       3.57%(d)      3.47%     2.64%     2.59%(d)      3.48%(d)     3.23%   2.34%     2.37%(d)
Portfolio turnover (f)................      24.78%       115.36%    56.55%     4.05%        24.78%      115.36%  56.55%     4.05%

                                             ASSET ALLOCATION FUND
                                        --------------------------------
                                                    CLASS B
                                        --------------------------------
                                         SIX MONTHS
                                           ENDED          YEAR ENDED
                                        DECEMBER 31,       JUNE 30,
                                                       -----------------
                                            1995        1995    1994 (C)
                                        ------------   -------  --------
                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................     $10.76      $  9.67   $10.37
                                        ------------   -------  --------
Investment Activities
  Net investment income...............       0.17         0.27     0.08
  Net realized and unrealized gains
    (losses) from investments.........       0.82         1.14    (0.70)
                                        ------------   -------  --------
Total from Investment Activities......       0.99         1.41    (0.62)
                                        ------------   -------  --------
Distributions
  Net investment income...............      (0.16)       (0.27)   (0.08)
  In excess of net investment
    income............................                   (0.01)
  Net realized gains..................      (0.18)
  In excess of net realized gains.....                   (0.04)
                                        ------------   -------  --------
Total Distributions...................      (0.34)       (0.32)   (0.08)
                                        ------------   -------  --------
NET ASSET VALUE,
  END OF PERIOD.......................     $11.41      $ 10.76   $ 9.67
                                        ------------   -------  --------
                                        ------------   -------  --------
Total Return (excludes sales
  charge).............................       9.25%(e)    14.90%   (5.98)%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...     $6,764      $ 3,019   $1,862
  Ratio of expenses to average net
    assets............................       2.03%(d)     2.07%    2.40%(d)
  Ratio of net investment income to
    average net assets................       3.25%(d)     2.77%    1.99%(d)
  Ratio of expenses to average net
    assets*...........................       2.28%(d)     2.31%    2.40%(d)
  Ratio of net investment income to
    average net assets*...............       3.00%(d)     2.52%    1.99%(d)
Portfolio turnover (f)................      24.78%      115.36%   56.55%

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Fiduciary shares commenced offering on April 5, 1993.

(b)  Class A shares commenced offering on April 2, 1993.

(c)  Class B shares commenced offering on January 14, 1994.

(d)  Annualized.

(e)  Not Annualized

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

---- 62

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                            INCOME EQUITY FUND
                           -----------------------------------------------------
                                                 FIDUCIARY
                           -----------------------------------------------------
                            SIX MONTHS
                              ENDED
                           DECEMBER 31,            YEAR ENDED JUNE 30,
                                          --------------------------------------
                               1995         1995      1994      1993    1992 (A)
                           ------------   --------  --------  --------  --------
                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $  15.13     $  13.22  $  13.21  $  12.24  $  11.35
                           ------------   --------  --------  --------  --------
Investment Activities
  Net investment income..        0.21         0.40      0.39      0.43      0.49
  Net realized and
    unrealized gains
    (losses) from
    investments..........        2.08         2.28      0.01      0.97      0.90
                           ------------   --------  --------  --------  --------
Total from Investment
  Activities.............        2.29         2.68      0.40      1.40      1.39
                           ------------   --------  --------  --------  --------
Distributions
  Net investment income..       (0.21)       (0.40)    (0.39)    (0.43)    (0.50)
  In excess of net
    investment income....
  Net realized gains.....       (0.70)       (0.37)
                           ------------   --------  --------  --------  --------
Total Distributions......       (0.91)       (0.77)    (0.39)    (0.43)    (0.50)
                           ------------   --------  --------  --------  --------
NET ASSET VALUE,
  END OF PERIOD..........    $  16.51     $  15.13  $  13.22  $  13.21  $  12.24
                           ------------   --------  --------  --------  --------
                           ------------   --------  --------  --------  --------
Total Return (excludes
  sales charge)..........       15.21%(d)    21.04%     3.27%    11.56%    12.36%

RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000).........    $181,271     $170,919  $198,787  $153,144  $125,050
  Ratio of expenses to
    average net assets...        1.00%(c)     1.01%     0.98%     0.90%     0.70%
  Ratio of net investment
    income to average net
    assets...............        2.58%(c)     2.85%     3.18%     3.37%     4.12%
  Ratio of expenses to
    average net assets
    *....................        1.04%(c)     1.01%     1.05%     1.07%     1.23%
  Ratio of net investment
    income to average net
    assets *.............        2.54%(c)     2.85%     3.11%     3.20%     3.59%
Portfolio turnover (e)...        3.37%        4.03%    22.69%     7.53%     5.99%

                                                                 INCOME EQUITY FUND
                           ----------------------------------------------------------------------------------------------
                                                     CLASS A                                          CLASS B
                           ------------------------------------------------------------   -------------------------------
                            SIX MONTHS                                                     SIX MONTHS
                              ENDED                                                          ENDED          YEAR ENDED
                           DECEMBER 31,                YEAR ENDED JUNE 30,                DECEMBER 31,       JUNE 30,
                                          ---------------------------------------------                  ----------------
                               1995        1995     1994       1993         1992 (A)          1995        1995   1994 (B)
                           ------------   -------  -------  -----------   -------------   ------------   ------  --------
                           (UNAUDITED)                                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $ 15.11      $ 13.20  $ 13.20    $12.23         $12.34         $ 15.14      $13.23   $13.83
                           ------------   -------  -------  -----------      ------       ------------   ------  --------
Investment Activities
  Net investment income..       0.18         0.03     0.36      0.40           0.20            0.13        0.26     0.11
  Net realized and
    unrealized gains
    (losses) from
    investments..........       2.08         2.29               0.98          (0.10)           2.08        2.29    (0.60)
                           ------------   -------  -------  -----------      ------       ------------   ------  --------
Total from Investment
  Activities.............       2.26         2.32     0.36      1.38           0.10            2.21        2.55    (0.49)
                           ------------   -------  -------  -----------      ------       ------------   ------  --------
Distributions
  Net investment income..      (0.19)       (0.03)   (0.34)    (0.41)         (0.21)          (0.13)      (0.25)   (0.11)
  In excess of net
    investment income....                   (0.01)   (0.02)                                               (0.02)
  Net realized gains.....      (0.70)       (0.37)                                            (0.70)      (0.37)
                           ------------   -------  -------  -----------      ------       ------------   ------  --------
Total Distributions......      (0.89)       (0.41)   (0.36)    (0.41)         (0.21)          (0.83)      (0.64)   (0.11)
                           ------------   -------  -------  -----------      ------       ------------   ------  --------
NET ASSET VALUE,
  END OF PERIOD..........    $ 16.48      $ 15.11  $ 13.20    $13.20         $12.23         $ 16.52      $15.14   $13.23
                           ------------   -------  -------  -----------      ------       ------------   ------  --------
                           ------------   -------  -------  -----------      ------       ------------   ------  --------
Total Return (excludes
  sales charge)..........      15.02%(d)    20.79%    2.95%    11.38%          2.16%(c)       14.65%(d)   19.91%  (3.37)%(d)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000).........    $21,419      $13,793  $12,054    $9,513         $  118         $ 9,109      $3,468   $1,714
  Ratio of expenses to
    average net assets...       1.22%(c)     1.26%    1.23%     1.11%          1.29%(c)        1.95%(c)    2.01%    1.95%(c)
  Ratio of net investment
    income to average net
    assets...............       2.36%(c)     2.61%    3.01%     3.32%          3.97%(c)        1.62%(c)    1.88%    2.70%(c)
  Ratio of expenses to
    average net assets
    *....................       1.36%(c)     1.36%    1.40%     1.43%          1.49%(c)        1.99%(c)    2.02%    1.95%(c)
  Ratio of net investment
    income to average net
    assets *.............       2.22%(c)     2.51%    2.84%     3.00%          3.77%(c)        1.59%(c)    1.87%    2.70%(c)
Portfolio turnover (e)...       3.37%        4.03%   22.69%     7.53%          5.99%           3.37%       4.03%   22.69%

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A Shares commenced offering on Feburary 18, 1992.

(b)  Class B shares commenced offering on January 14, 1994.

(c)  Annualized.

(d)  Not Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         63 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                 EQUITY INDEX FUND
                                ----------------------------------------------------
                                                     FIDUCIARY
                                ----------------------------------------------------
                                 SIX MONTHS
                                   ENDED
                                DECEMBER 31,            YEAR ENDED JUNE 30,
                                               -------------------------------------
                                    1995         1995      1994     1993    1992 (A)
                                ------------   --------  --------  -------  --------
                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.........    $  14.03     $  11.59  $  11.92  $ 10.92  $ 10.00
                                ------------   --------  --------  -------  --------
Investment Activities
  Net investment income.......        0.16         0.32      0.29     0.30     0.26
  Net realized and unrealized
    gains (losses) from
    investments...............        1.82         2.59     (0.20)    1.13     0.95
                                ------------   --------  --------  -------  --------
Total from Investment
  Activities..................        1.98         2.91      0.09     1.43     1.21
                                ------------   --------  --------  -------  --------
Distributions
  Net investment income.......       (0.15)       (0.29)    (0.29)   (0.30)   (0.26)
  In excess of net investment
    income....................                    (0.02)    (0.04)
  Net realized gains..........       (0.52)       (0.16)    (0.09)   (0.13)   (0.03)
                                ------------   --------  --------  -------  --------
Total Distributions...........       (0.67)       (0.47)    (0.42)   (0.43)   (0.29)
                                ------------   --------  --------  -------  --------
NET ASSET VALUE,
  END OF PERIOD...............    $  15.34     $  14.03  $  11.59  $ 11.92  $ 10.92
                                ------------   --------  --------  -------  --------
                                ------------   --------  --------  -------  --------
Total Return (excludes sales
  charge).....................       14.17%(e)    25.79%     0.63%   13.04%   12.14%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................    $248,638     $234,895  $165,370  $96,446  $62,150
  Ratio of expenses to average
    net assets................        0.32%(d)     0.33%     0.46%    0.50%    0.73%(d)
  Ratio of net investment
    income to average net
    assets....................        2.23%(d)     2.57%     2.44%    2.46%    2.43%(d)
  Ratio of expenses to average
    net assets *..............        0.67%(d)     0.66%     0.59%    0.87%    1.16%(d)
  Ratio of net investment
    income to average net
    assets *..................        1.88%(d)     2.24%     2.31%    2.09%    2.00%(d)
Portfolio turnover (f)........        9.36%        2.71%    11.81%    2.71%   21.90%

                                                                EQUITY INDEX FUND
                                ---------------------------------------------------------------------------------
                                                    CLASS A                                   CLASS B
                                -----------------------------------------------   -------------------------------
                                 SIX MONTHS                                        SIX MONTHS
                                   ENDED                                             ENDED       YEAR ENDED JUNE
                                DECEMBER 31,         YEAR ENDED JUNE 30,          DECEMBER 31,         30,
                                               --------------------------------                  ----------------
                                    1995        1995    1994    1993   1992 (B)       1995        1995   1994 (C)
                                ------------   ------  ------  ------  --------   ------------   ------  --------
                                (UNAUDITED)                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.........    $ 14.02      $11.59  $11.91  $10.92   $10.94      $ 14.05      $11.61   $12.39
                                ------------   ------  ------  ------  --------   ------------   ------  --------
Investment Activities
  Net investment income.......       0.14        0.29    0.28    0.30     0.08         0.09        0.18     0.09
  Net realized and unrealized
    gains (losses) from
    investments...............       1.82        2.58   (0.20)   1.10                  1.82        2.61    (0.78)
                                ------------   ------  ------  ------  --------   ------------   ------  --------
Total from Investment
  Activities..................       1.96        2.87    0.08    1.40     0.08         1.91        2.79    (0.69)
                                ------------   ------  ------  ------  --------   ------------   ------  --------
Distributions
  Net investment income.......      (0.13)      (0.28)  (0.27)  (0.28)   (0.10)       (0.09)      (0.19)   (0.09)
  In excess of net investment
    income....................                          (0.04)
  Net realized gains..........      (0.52)      (0.16)  (0.09)  (0.13)                (0.52)      (0.16)
                                ------------   ------  ------  ------  --------   ------------   ------  --------
Total Distributions...........      (0.65)      (0.44)  (0.40)  (0.41)   (0.10)       (0.61)      (0.35)   (0.09)
                                ------------   ------  ------  ------  --------   ------------   ------  --------
NET ASSET VALUE,
  END OF PERIOD...............    $ 15.33      $14.02  $11.59  $11.91   $10.92      $ 15.35      $14.05   $11.61
                                ------------   ------  ------  ------  --------   ------------   ------  --------
                                ------------   ------  ------  ------  --------   ------------   ------  --------
Total Return (excludes sales
  charge).....................      14.04%(e)   25.43%   0.56%  12.75%    1.32%(d)     13.59%     24.58%   (5.57)%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................    $11,461      $3,003  $1,416  $  512   $    5      $ 8,619      $1,408   $  248
  Ratio of expenses to average
    net assets................       0.55%(d)    0.56%   0.62%   0.52%    1.09%(d)      1.38%      1.34%    1.10%(d)
  Ratio of net investment
    income to average net
    assets....................       2.01%(d)    2.38%   2.37%   2.51%    1.97%(d)      1.19%      1.60%    2.08%(d)
  Ratio of expenses to average
    net assets *..............       1.00%(d)    1.01%   0.94%   0.99%    1.27%(d)      1.73%      1.67%    1.15%(d)
  Ratio of net investment
    income to average net
    assets *..................       1.56%(d)    1.94%   2.05%   2.04%    1.79%(d)      0.84%      1.27%    2.03%(d)
Portfolio turnover (f)........       9.36%       2.71%  11.81%   2.71%   21.90%        9.36%       2.71%   11.81%

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced operations on July 2, 1991.

(b)  Class A shares commenced offering on February 18, 1992.

(c)  Class B shares commenced offering on January 14, 1994.

(d)  Annualized.

(e)  Not Annualized

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

---- 64

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                   LARGE COMPANY VALUE FUND
                                     ----------------------------------------------------
                                                          FIDUCIARY
                                     ----------------------------------------------------
                                      SIX MONTHS
                                        ENDED
                                     DECEMBER 31,            YEAR ENDED JUNE 30,
                                                    -------------------------------------
                                         1995         1995      1994      1993     1992
                                     ------------   --------  --------  --------  -------
                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............    $  12.87     $  11.34  $  11.64  $  11.34  $ 10.07
                                     ------------   --------  --------  --------  -------
Investment Activities
  Net investment income............        0.14         0.31      0.20      0.18     0.21
  Net realized and unrealized gains
    (losses) from investments......        0.35         2.18     (0.01)     0.58     1.34
                                     ------------   --------  --------  --------  -------
Total from Investment Activities...        0.49         2.49      0.19      0.76     1.55
                                     ------------   --------  --------  --------  -------
Distributions
  Net investment income............       (0.16)       (0.32)    (0.19)    (0.18)   (0.21)
  In excess of net investment
  income...........................
  Net realized gains...............       (1.24)       (0.64)    (0.30)    (0.28)   (0.07)
                                     ------------   --------  --------  --------  -------
Total Distributions................       (1.40)       (0.96)    (0.49)    (0.46)   (0.28)
                                     ------------   --------  --------  --------  -------
NET ASSET VALUE,
  END OF PERIOD....................    $  11.96     $  12.87  $  11.34  $  11.64  $ 11.34
                                     ------------   --------  --------  --------  -------
                                     ------------   --------  --------  --------  -------
Total Return (excludes sales
  charge)..........................        3.84%(d)    23.42%    (1.59)%     6.73%   15.53%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................    $483,797     $365,375  $169,127  $132,833  $62,075
  Ratio of expenses to average net
    assets.........................        1.00%(c)     1.00%     0.95%     0.86%    0.82%
  Ratio of net investment income to
    average net assets.............        2.58%(c)     2.74%     1.72%     1.62%    1.91%
  Ratio of expenses to average net
    assets *.......................        1.01%(c)     1.01%     1.02%     1.12%    1.34%
  Ratio of net investment income to
    average net assets *...........        2.57%(c)     2.73%     1.65%     1.36%    1.39%
Portfolio turnover (e).............       82.62%      203.13%   111.72%    51.75%   55.90%

                                                                    LARGE COMPANY VALUE FUND
                                     ---------------------------------------------------------------------------------------

                                                          CLASS A                                      CLASS B
                                     -------------------------------------------------    ----------------------------------

                                      SIX MONTHS                                           SIX MONTHS
                                        ENDED                                                ENDED         YEAR ENDED JUNE
                                     DECEMBER 31,          YEAR ENDED JUNE 30,            DECEMBER 31,           30,
                                                    ----------------------------------                    ------------------

                                         1995        1995     1994     1993   1992 (A)        1995         1995     1994 (B)
                                     ------------   -------  -------  ------  --------    ------------    -------   --------
                                     (UNAUDITED)                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............    $ 12.89      $ 11.34  $ 11.64  $11.33   $11.42       $ 12.96       $ 11.41   $ 11.87
                                     ------------   -------  -------  ------  --------    ------------    -------   --------
Investment Activities
  Net investment income............       0.14         0.28     0.17    0.16     0.07          0.12          0.17      0.05
  Net realized and unrealized gains
    (losses) from investments......       0.35         2.20    (0.01)   0.59    (0.08)         0.35          2.19     (0.46)

                                     ------------   -------  -------  ------  --------    ------------    -------   --------
Total from Investment Activities...       0.49         2.48     0.16    0.75    (0.01)         0.47          2.36     (0.41)

                                     ------------   -------  -------  ------  --------    ------------    -------   --------
Distributions
  Net investment income............      (0.15)       (0.27)   (0.16)  (0.16)   (0.08)        (0.10)        (0.17)    (0.05)

  In excess of net investment
  income...........................                   (0.02)
  Net realized gains...............      (1.24)       (0.64)   (0.30)  (0.28)                 (1.24)        (0.64)
                                     ------------   -------  -------  ------  --------    ------------    -------   --------
Total Distributions................      (1.39)       (0.93)   (0.46)  (0.44)   (0.08)        (1.34)        (0.81)    (0.05)

                                     ------------   -------  -------  ------  --------    ------------    -------   --------
NET ASSET VALUE,
  END OF PERIOD....................    $ 11.89      $ 12.89  $ 11.34  $11.64   $11.33       $ 12.09       $ 12.96   $ 11.41
                                     ------------   -------  -------  ------  --------    ------------    -------   --------
                                     ------------   -------  -------  ------  --------    ------------    -------   --------
Total Return (excludes sales
  charge)..........................       3.71%(d)    22.64%    1.35%   6.64%   (0.33)%(c)      3.64%(d)    22.28%     3.48%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................    $ 6,870      $ 3,481  $   698  $  451   $   12       $ 2,085       $   861   $   182
  Ratio of expenses to average net
    assets.........................       1.31%(c)     1.25%    1.20%   1.10%    1.02%(c)      2.09%(c)      2.00%     2.00%(c)
  Ratio of net investment income to
    average net assets.............       2.29%(c)     2.52%    1.57%   1.41%    2.12%(c)      1.53%(c)      1.74%     1.06%(c)
  Ratio of expenses to average net
    assets *.......................       1.42%(c)     1.37%    1.37%   1.50%    1.22%(c)      2.11%(c)      2.01%     2.00%(c)
  Ratio of net investment income to
    average net assets *...........       2.17%(c)     2.41%    1.40%   1.01%    1.92%(c)      1.52%(c)      1.72%     1.06%(c)
Portfolio turnover (e).............      82.62%      203.13%  111.72%  51.75%   55.90%        82.62%       203.13%   111.72%

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A shares commenced offering on February 18, 1992.

(b)  Class B shares commenced offering on January 14, 1994.

(c)  Annualized.

(d)  Not Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         65 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                             LARGE COMPANY GROWTH FUND
                                ----------------------------------------------------
                                                     FIDUCIARY
                                ----------------------------------------------------
                                 SIX MONTHS
                                   ENDED
                                DECEMBER 31,            YEAR ENDED JUNE 30,
                                               -------------------------------------
                                    1995         1995      1994     1993    1992 (A)
                                ------------   --------  --------  -------  --------
                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.........    $  13.47     $  11.32  $  10.92  $  9.85  $ 10.00
                                ------------   --------  --------  -------  --------
Investment Activities
  Net investment income.......        0.09         0.20      0.20     0.23     0.08
  Net realized and unrealized
    gains (losses) from
    investments...............        1.17         3.04      0.67     1.12    (0.16)
                                ------------   --------  --------  -------  --------
Total from Investment
  Activities..................        1.26         3.24      0.87     1.35    (0.08)
                                ------------   --------  --------  -------  --------
Distributions
  Net investment income.......       (0.10)       (0.20)    (0.20)   (0.23)   (0.07)
  In excess of net investment
    income....................
  Net realized gains..........       (0.17)       (0.89)    (0.27)   (0.05)
                                ------------   --------  --------  -------  --------
Total Distributions...........       (0.27)       (1.09)    (0.47)   (0.28)   (0.07)
                                ------------   --------  --------  -------  --------
NET ASSET VALUE,
  END OF PERIOD...............    $  14.46     $  13.47  $  11.32  $ 10.92  $  9.85
                                ------------   --------  --------  -------  --------
                                ------------   --------  --------  -------  --------
Total Return (excludes sales
  charge).....................        9.36%(d)    21.85%     8.04%   13.92%   (0.80)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................    $664,954     $531,595  $150,035  $41,317  $25,019
  Ratio of expenses to average
    net assets................        0.98%(e)     1.00%     0.78%    0.39%    0.30%
  Ratio of net investment
    income to average net
    assets....................        1.42%(e)     1.72%     1.87%    2.24%    2.37%
  Ratio of expenses to average
    net assets*...............        1.02%(e)     1.00%     1.13%    1.43%    1.49%
  Ratio of net investment
    income to average net
    assets *..................        1.38%(e)     1.72%     1.52%    1.21%    1.12%
Portfolio turnover (f)........       20.23%       14.22%     9.04%   10.61%    3.09%

                                                       LARGE COMPANY GROWTH FUND
                                -----------------------------------------------------------------------
                                            CLASS A                                CLASS B
                                --------------------------------      ---------------------------------
                                 SIX MONTHS                            SIX MONTHS
                                   ENDED        YEAR ENDED JUNE          ENDED         YEAR ENDED JUNE
                                DECEMBER 31,          30,             DECEMBER 31,           30,
                                               -----------------                      -----------------
                                    1995        1995    1994 (B)          1995         1995    1994 (C)
                                ------------   -------  --------      ------------    ------   --------
                                (UNAUDITED)                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.........    $ 13.83      $ 11.62   $11.78         $ 13.63       $11.47    $11.57
                                ------------   -------  --------      ------------    ------   --------
Investment Activities
  Net investment income.......       0.08         0.17     0.04            0.05         0.09      0.03
  Net realized and unrealized
    gains (losses) from
    investments...............       1.17         3.10    (0.16)           1.17         3.06     (0.10)
                                ------------   -------  --------      ------------    ------   --------
Total from Investment
  Activities..................       1.25         3.27    (0.12)           1.22         3.15     (0.07)
                                ------------   -------  --------      ------------    ------   --------
Distributions
  Net investment income.......      (0.08)       (0.16)   (0.04)          (0.04)       (0.09)    (0.03)
  In excess of net investment
    income....................                   (0.01)                                (0.01)
  Net realized gains..........      (0.17)       (0.89)                   (0.17)       (0.89)
                                ------------   -------  --------      ------------    ------   --------
Total Distributions...........      (0.25)       (1.06)   (0.04)          (0.21)       (0.99)    (0.03)
                                ------------   -------  --------      ------------    ------   --------
NET ASSET VALUE,
  END OF PERIOD...............    $ 14.83      $ 13.83   $11.62         $ 14.64       $13.63    $11.47
                                ------------   -------  --------      ------------    ------   --------
                                ------------   -------  --------      ------------    ------   --------
Total Return (excludes sales
  charge).....................       9.06%(d)    21.52%   (1.02)%(d)       8.98%(d)    20.65%    (0.66)%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................    $50,511      $27,428   $  368         $23,162       $6,918    $  334
  Ratio of expenses to average
    net assets................       1.22%(e)     1.26%    1.25%(e)        1.94%(e)     2.01%     1.99%(e)
  Ratio of net investment
    income to average net
    assets....................       1.18%(e)     1.49%    1.78%(e)        0.46%(e)     0.74%     0.96%(e)
  Ratio of expenses to average
    net assets*...............       1.35%(e)     1.36%    1.35%(e)        1.97%(e)     2.01%     1.99%(e)
  Ratio of net investment
    income to average net
    assets *..................       1.04%(e)     1.39%    1.68%(e)        0.42%(e)     0.74%     0.96%(e)
Portfolio turnover (f)........      20.23%       14.22%    9.04%          20.28%       14.22%     9.04%

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced operations on February 28, 1992.

(b)  Class A shares commenced offering on January 1, 1994.

(c)  Class B shares commenced offering on January 14, 1994.

(d)  Not Annualized.

(e)  Annualized.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

---- 66

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    DISCIPLINED VALUE FUND
                                     -----------------------------------------------------
                                                           FIDUCIARY
                                     -----------------------------------------------------
                                      SIX MONTHS
                                        ENDED
                                     DECEMBER 31,            YEAR ENDED JUNE 30,
                                                    --------------------------------------
                                         1995         1995      1994      1993      1992
                                     ------------   --------  --------  --------  --------
                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............    $  13.20     $  11.90  $  12.76  $  11.49  $  10.20
                                     ------------   --------  --------  --------  --------
Investment Activities
  Net investment income............        0.15         0.28      0.26      0.28      0.34
  Net realized and unrealized gains
    (losses) from investments......        1.39         1.57      0.29      1.27      1.29
                                     ------------   --------  --------  --------  --------
Total from Investment Activities...        1.54         1.85      0.55      1.55      1.63
                                     ------------   --------  --------  --------  --------
Distributions
  Net investment income............       (0.15)       (0.27)    (0.26)    (0.28)    (0.34)
  In excess of net investment
    income.........................
  Net realized gains...............       (0.78)       (0.28)    (1.15)
  In excess of net realized gains..
                                     ------------   --------  --------  --------  --------
Total Distributions................       (0.93)       (0.55)    (1.41)    (0.28)    (0.34)
                                     ------------   --------  --------  --------  --------
NET ASSET VALUE,
  END OF PERIOD....................    $  13.81     $  13.20  $  11.90  $  12.76  $  11.49
                                     ------------   --------  --------  --------  --------
                                     ------------   --------  --------  --------  --------
Total Return (excludes sales
  charge)..........................       11.84%(c)    16.03%     4.04%    13.58%    16.24%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................    $503,886     $448,530  $418,238  $211,785  $115,234
  Ratio of expenses to average net
    assets.........................        1.00%(d)     1.00%     0.93%     0.89%     0.69%
  Ratio of net investment income to
    average net assets.............        2.21%(d)     2.21%     2.14%     2.30%     3.17%
  Ratio of expenses to average net
    assets *.......................        1.01%(d)     1.10%     0.98%     1.08%     1.23%
  Ratio of net investment income to
    average net assets *...........        2.20%(d)     2.11%     2.09%     2.11%     2.63%
Portfolio turnover (e).............       50.15%      176.66%    56.33%   108.79%    25.32%


                                                                    DISCIPLINED VALUE FUND
                                     -------------------------------------------------------------------------------------
                                                          CLASS A                                     CLASS B
                                     --------------------------------------------------   --------------------------------
                                      SIX MONTHS                                           SIX MONTHS
                                        ENDED                                                ENDED        YEAR ENDED JUNE
                                     DECEMBER 31,           YEAR ENDED JUNE 30,           DECEMBER 31,          30,
                                                    -----------------------------------                  -----------------
                                         1995        1995     1994     1993    1992 (A)       1995        1995    1994 (B)
                                     ------------   -------  -------  -------  --------   ------------   -------  --------
                                     (UNAUDITED)                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..............    $ 13.22      $ 11.91  $ 12.75  $ 11.49   $11.45      $ 13.19      $ 11.90   $12.60
                                     ------------   -------  -------  -------  --------   ------------   -------  --------
Investment Activities
  Net investment income............       0.14         0.24     0.24     0.25     0.12         0.09         0.15     0.07
  Net realized and unrealized gains
    (losses) from investments......       1.39         1.59     0.30     1.26     0.06         1.39         1.58    (0.70)
                                     ------------   -------  -------  -------  --------   ------------   -------  --------
Total from Investment Activities...       1.53         1.83     0.54     1.51     0.18         1.48         1.73    (0.63)
                                     ------------   -------  -------  -------  --------   ------------   -------  --------
Distributions
  Net investment income............      (0.14)       (0.24)   (0.23)   (0.25)   (0.14)       (0.09)       (0.15)   (0.06)
  In excess of net investment
    income.........................                                                                        (0.01)   (0.01)
  Net realized gains...............      (0.78)       (0.26)   (1.10)                         (0.78)       (0.28)
  In excess of net realized gains..                   (0.02)   (0.05)
                                     ------------   -------  -------  -------  --------   ------------   -------  --------
Total Distributions................      (0.92)       (0.52)   (1.38)   (0.25)   (0.14)       (0.87)       (0.44)   (0.07)
                                     ------------   -------  -------  -------  --------   ------------   -------  --------
NET ASSET VALUE,
  END OF PERIOD....................    $ 13.83      $ 13.22  $ 11.91  $ 12.75   $11.49      $ 13.80      $ 13.19   $11.90
                                     ------------   -------  -------  -------  --------   ------------   -------  --------
                                     ------------   -------  -------  -------  --------   ------------   -------  --------
Total Return (excludes sales
  charge)..........................      11.70%(c)    15.43%    3.95%   13.27%    1.56%(d)     11.33%(c)   14.92%   (5.00)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................    $17,248      $13,560  $10,448  $ 3,435   $   35      $13,204      $11,222   $5,356
  Ratio of expenses to average net
    assets.........................       1.23%(d)     1.26%    1.18%    1.12%    1.29%(d)      2.00%(d)    2.00%    1.96%(d)
  Ratio of net investment income to
    average net assets.............       1.97%(d)     1.99%    2.00%    2.06%    2.43%(d)      1.20%(d)    1.26%    1.80%(d)
  Ratio of expenses to average net
    assets *.......................       1.34%(d)     1.36%    1.33%    1.46%    1.49%(d)      2.01%(d)    2.01%    1.96%(d)
  Ratio of net investment income to
    average net assets *...........       1.86%(d)     1.89%    1.85%    1.72%    2.23%(d)      1.19%(d)    1.25%    1.80%(d)
Portfolio turnover (e).............      50.15%      176.66%   56.33%  108.79%   25.32%       50.15%      176.66%   56.33%

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A shares commenced offering on February 18, 1992.

(b)  Class B shares commenced offering on January 14, 1994.

(c)  Not Annualized.

(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         67 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                 SMALL COMPANY GROWTH FUND
                                   -----------------------------------------------------
                                                         FIDUCIARY
                                   -----------------------------------------------------
                                    SIX MONTHS
                                      ENDED
                                   DECEMBER 31,            YEAR ENDED JUNE 30,
                                                  --------------------------------------
                                       1995         1995      1994      1993      1992
                                   ------------   --------  --------  --------  --------
                                   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD..........       $  18.40     $  15.96  $  16.96  $  14.54  $  12.92
                                   ------------   --------  --------  --------  --------
Investment Activities
  Net investment income
    (loss)....................           0.02         0.06      0.07      0.06      0.09
  Net realized and unrealized
    gains (losses) from
    investments...............           1.88         2.98     (0.05)     2.99      1.87
                                   ------------   --------  --------  --------  --------
Total from Investment
  Activities..................           1.90         3.04      0.02      3.05      1.96
                                   ------------   --------  --------  --------  --------
Distributions
  Net investment income.......                       (0.06)    (0.07)    (0.06)    (0.08)
  In excess of net investment
    income....................
  Net realized gains..........          (3.42)       (0.54)    (0.95)    (0.57)    (0.26)
                                   ------------   --------  --------  --------  --------
Total Distributions...........          (3.42)       (0.60)    (1.02)    (0.63)    (0.34)
                                   ------------   --------  --------  --------  --------
NET ASSET VALUE,
  END OF PERIOD...............       $  16.88     $  18.40  $  15.96  $  16.96  $  14.54
                                   ------------   --------  --------  --------  --------
                                   ------------   --------  --------  --------  --------
Total Return (excludes sales
  charge).....................          10.72%(d)    19.75%    (0.16)%    21.36%    15.15%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................       $261,335     $413,518  $389,567  $232,898  $131,533
  Ratio of expenses to average
    net assets................           0.98%(c)     0.98%     0.98%     0.89%     0.75%
  Ratio of net investment
    income (loss) to average
    net assets................           0.04%(c)     0.38%     0.42%     0.41%     0.51%
  Ratio of expenses to average
    net assets *..............           0.99%(e)     0.98%     1.03%     1.11%     1.23%
  Ratio of net investment
    income (loss) to average
    net assets *..............           0.03%(c)     0.38%     0.37%     0.19%     0.03%
Portfolio turnover (e)........         170.47%      132.63%    70.67%    64.64%    42.77%

                                                            SMALL COMPANY GROWTH FUND
                                ----------------------------------------------------------------------------------
                                                    CLASS A                                    CLASS B
                                ------------------------------------------------   -------------------------------
                                 SIX MONTHS                                         SIX MONTHS
                                   ENDED                                              ENDED       YEAR ENDED JUNE
                                DECEMBER 31,          YEAR ENDED JUNE 30,          DECEMBER 31,         30,
                                               ---------------------------------                  ----------------
                                    1995        1995     1994    1993   1992 (A)       1995        1995   1994 (C)
                                ------------   -------  ------  ------  --------   ------------   ------  --------
                                (UNAUDITED)                                        (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD..........    $ 18.36      $ 15.93  $16.96  $14.54   $16.53      $ 18.14      $15.85   $17.44
                                ------------   -------  ------  ------  --------   ------------   ------  --------
Investment Activities
  Net investment income
    (loss)....................                    0.02    0.04    0.03     0.01        (0.09)      (0.07)   (0.02)
  Net realized and unrealized
    gains (losses) from
    investments...............       1.88         2.98   (0.08)   3.00    (1.99)        1.88        2.90    (1.56)
                                ------------   -------  ------  ------  --------   ------------   ------  --------
Total from Investment
  Activities..................       1.88         3.00   (0.04)   3.03    (1.98)        1.79        2.83    (1.58)
                                ------------   -------  ------  ------  --------   ------------   ------  --------
Distributions
  Net investment income.......                   (0.01)  (0.03)  (0.04)   (0.01)                            (0.01)
  In excess of net investment
    income....................                   (0.02)  (0.01)
  Net realized gains..........      (3.42)       (0.54)  (0.95)  (0.57)                (3.42)      (0.54)
                                ------------   -------  ------  ------  --------   ------------   ------  --------
Total Distributions...........      (3.42)       (0.57)  (0.99)  (0.61)   (0.01)       (3.42)      (0.54)   (0.01)
                                ------------   -------  ------  ------  --------   ------------   ------  --------
NET ASSET VALUE,
  END OF PERIOD...............    $ 16.82      $ 18.36  $15.93  $16.96   $14.54      $ 16.51      $18.14   $15.85
                                ------------   -------  ------  ------  --------   ------------   ------  --------
                                ------------   -------  ------  ------  --------   ------------   ------  --------
Total Return (excludes sales
  charge).....................      10.61%(d)    19.50%  (0.52)%  21.70%  (34.00)      10.23%(d)   18.47%   (9.07)%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................    $ 6,634      $11,178  $8,097  $5,757   $   84      $ 4,026      $2,787   $1,131
  Ratio of expenses to average
    net assets................       1.21%(c)     1.23%   1.22%   1.11%    1.31%(c)      1.93%(c)   1.98%    2.12%(c)
  Ratio of net investment
    income (loss) to average
    net assets................      (0.20)%(c)    0.12%   0.27%   0.25%    0.12%(c)     (0.94)%(c)  (0.63)%   (0.55)%(c)
  Ratio of expenses to average
    net assets *..............       1.32%(c)     1.23%   1.38%   1.48%    1.50%(c)      1.94%(c)   1.98%    2.12%(c)
  Ratio of net investment
    income (loss) to average
    net assets *..............      (0.31)%(c)    0.02%   0.11%  (0.12)%   (0.07)      (0.95)%(c)  (0.63)%   (0.55)%(c)
Portfolio turnover (e)........     170.47%      132.63%  70.67%  64.64%   42.77%      170.47%     132.63%   70.67%

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class A shares commenced offering on February 18, 1992.

(b)  Class B shares commenced offering on January 14, 1994.

(c)  Annualized.

(d)  Not Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

---- 68

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                   INTERNATIONAL EQUITY FUND
                                          -------------------------------------------
                                                           FIDUCIARY
                                          -------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                          DECEMBER 31,       YEAR ENDED JUNE 30,
                                                         ----------------------------
                                              1995         1995      1994    1993 (A)
                                          ------------   --------  --------  --------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................    $  13.93     $  13.46  $  11.80  $ 10.00
                                          ------------   --------  --------  --------
Investment Activities
  Net investment income (loss)..........        0.01         0.13      0.11     0.06
  Net realized and unrealized gains from
    investments.........................        0.69         0.46      1.68     1.75
                                          ------------   --------  --------  --------
Total from Investment Activities........        0.70         0.59      1.79     1.81
                                          ------------   --------  --------  --------
Distributions
  Net investment income.................       (0.18)       (0.08)    (0.11)   (0.01)
  Net realized gains....................       (0.12)       (0.04)    (0.01)
  In excess of net realized gains.......                              (0.01)
                                          ------------   --------  --------  --------
Total Distributions.....................       (0.30)       (0.12)    (0.13)   (0.01)
                                          ------------   --------  --------  --------
NET ASSET VALUE,
  END OF PERIOD.........................    $  14.33     $  13.93  $  13.46  $ 11.80
                                          ------------   --------  --------  --------
                                          ------------   --------  --------  --------
Total Return (excludes sales charge)....        5.06%(e)     4.20%    15.44%   26.96%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $261,335     $218,299  $145,640  $35,384
  Ratio of expenses to average net
    assets..............................        0.88%(d)     1.04%     1.02%    1.22%(d)
  Ratio of net investment income (loss)
    to average net assets...............        0.25%(d)     1.25%     1.27%    1.37%(d)
  Ratio of expenses to average net
    assets *............................        0.92%(d)     1.04%     1.02%    2.34%(d)
  Ratio of net investment income (loss)
    to average net assets *.............        0.22%(d)     1.25%     1.27%    0.25%(d)
Portfolio turnover (f)..................        3.77%        4.67%     7.74%    3.10%

                                                                  INTERNATIONAL EQUITY FUND
                                          -------------------------------------------------------------------------
                                                          CLASS A                               CLASS B
                                          ---------------------------------------   -------------------------------
                                           SIX MONTHS                                SIX MONTHS
                                             ENDED                                     ENDED       YEAR ENDED JUNE
                                          DECEMBER 31,     YEAR ENDED JUNE 30,      DECEMBER 31,         30,
                                                         ------------------------                  ----------------
                                              1995        1995    1994   1993 (B)       1995        1995   1994 (C)
                                          ------------   ------  ------  --------   ------------   ------  --------
                                          (UNAUDITED)                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................     $13.92      $13.49  $11.80   $11.74      $ 13.73      $13.40    13.00
                                             ------      ------  ------  --------   ------------   ------  --------
Investment Activities
  Net investment income (loss)..........       0.02        0.12    0.09     0.02        (0.08)       0.03     0.06
  Net realized and unrealized gains from
    investments.........................       0.69        0.43    1.67     0.04         0.69        0.41     0.34
                                             ------      ------  ------  --------   ------------   ------  --------
Total from Investment Activities........       0.71        0.55    1.76     0.06         0.61        0.44     0.40
                                             ------      ------  ------  --------   ------------   ------  --------
Distributions
  Net investment income.................      (0.18)      (0.08)  (0.05)                (0.17)      (0.07)
  Net realized gains....................      (0.12)      (0.04)  (0.02)                (0.12)      (0.04)
  In excess of net realized gains.......
                                             ------      ------  ------  --------   ------------   ------  --------
Total Distributions.....................      (0.30)      (0.12)  (0.07)                (0.29)      (0.11)
                                             ------      ------  ------  --------   ------------   ------  --------
NET ASSET VALUE,
  END OF PERIOD.........................     $14.33      $13.92  $13.49   $11.80      $ 14.05      $13.73   $13.40
                                             ------      ------  ------  --------   ------------   ------  --------
                                             ------      ------  ------  --------   ------------   ------  --------
Total Return (excludes sales charge)....       5.11%(e)    3.87%  15.18%    2.87%(d)      4.47%(e)   3.17%    3.23%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....     $6,634      $5,028  $2,395   $  153      $ 4,026      $3,687   $1,872
  Ratio of expenses to average net
    assets..............................       1.04%(d)    1.28%   1.26%    1.47%(d)      2.04%(d)   2.04%    2.00%(d)
  Ratio of net investment income (loss)
    to average net assets...............       0.10%(d)    1.09%   1.15%    2.10%(d)     (0.89)%(d)   0.25%    1.37%(d)
  Ratio of expenses to average net
    assets *............................       1.18%(d)    1.38%   1.36%    2.35%(d)      2.08%(d)   2.04%    2.00%(d)
  Ratio of net investment income (loss)
    to average net assets *.............      (0.03)%(d)   0.99%   1.05%    1.22%(d)     (0.93)%(d)   0.25%    1.37%(d)
Portfolio turnover (f)..................       3.77%       4.67%   7.74%    3.10%        3.77%       4.67%    7.74%

-------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced operations on October 28, 1992.

(b)  Class A shares commenced offering on April 23, 1993.

(c)  Class B shares commenced offering on January 14, 1994.

(d)  Annualized.

(e)  Not Annualized.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         69 ----

IMPORTANT CUSTOMER INFORMATION. PLEASE READ:

SHARES OF THE ONE GROUP:

- ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANC ONE CORPORATION OR ITS BANK OR NON- BANK AFFILIATES,

- ARE NOT INSURED OR GUARANTEED BY THE FDIC OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE,

- ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

BANC ONE INVESTMENT ADVISORS CORPORATION, A REGISTERED INVESTMENT ADVISOR AND AN INDIRECT SUBSIDIARY OF BANC ONE CORPORATION, SERVES AS AN INVESTMENT ADVISOR TO THE ONE GROUP, FOR WHICH IT RECEIVES ADVISORY FEES. THE ONE GROUP IS DISTRIBUTED BY THE ONE GROUP SERVICES COMPANY, 3435 STELZER ROAD, COLUMBUS, OHIO 43219, WHICH IS NOT AFFILIATED WITH BANC ONE CORPORATION AND IS NOT A BANK.

FOR MORE COMPLETE INFORMATION ON ANY OF THE ONE GROUP FUNDS, INCLUDING MANAGEMENT FEES AND EXPENSES, YOU MAY OBTAIN A PROSPECTUS FROM THE ONE GROUP SERVICES COMPANY. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE COMPOSITION OF EACH FUND'S HOLDINGS IS SUBJECT TO CHANGE.

THIS MATERIAL MUST BE ACCOMPANIED OR PRECEDED BY A PROSPECTUS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND NAV WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

TOG-F-041                                                     [THE ONE GROUP LOGO]

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